As filed with the Securities and Exchange Commission on April 27, 2007

Registration Nos. 333-43022

and 811-10035

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	☐
ACT OF 1940
Amendment No. 13	☒

TITANIUM ANNUITY VARIABLE ACCOUNT

(Exact Name of Registrant)

UNITED INVESTORS LIFE INSURANCE COMPANY

(Name of Depositor)

2001 Third Avenue South, Birmingham, Alabama 35233

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(205) 325-4300

Name and Address of Agent for Service:	Copy to:

John H. Livingston, Esq.	Frederick R. Bellamy, Esq.
United Investors Life Insurance Company	Sutherland Asbill & Brennan LLP
2001 Third Avenue South	1275 Pennsylvania Avenue, N.W.
Birmingham, Alabama 35233	Washington, DC 20004-2415

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On May 1, 2007 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	On pursuant to paragraph (a) of Rule 485

Title of securities being registered:

Variable Annuity Policies (Form TVA)

Prospectus

May 1, 2007

Variable annuity policies involve certain risks, and you may lose some or all of your investment.

•	We do not guarantee how any of the subaccounts will perform.
•	The policy is not a deposit or obligation of any bank, and no bank endorses or guarantees the policy.
•	Neither the U.S. Government nor any Federal agency insures your investment in the policy.

Please read this prospectus carefully before investing, and keep it for future reference. It contains important information about the Titanium Investor Variable Annuity policy.

To learn more about the policy, you may want to look at the Statement of Additional Information dated May 1, 2007 (known as the “SAI”). For a free copy of the SAI, contact us at:

United Investors Life Insurance Co.

Variable Products Division

P.O. Box 12101

Birmingham, Alabama 35202-2101

Telephone: 1-800-999-0317

United Investors has filed the SAI with the U.S. Securities and Exchange Commission (the “SEC”) and has incorporated it by reference into this prospectus. The SAI’s table of contents appears on page 51 of this prospectus.

The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information.

Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TITANIUM INVESTORSM

VARIABLE ANNUITY

DEFERRED VARIABLE ANNUITY POLICY

issued by

United Investors Life Insurance Company

through

Titanium Annuity Variable Account

The policy offers 43 funding choices—one fixed account (paying a guaranteed minimum fixed rate of interest) and 42 variable subaccounts which invest in the following mutual fund portfolios:

AIM Variable Insurance Funds

•	AIM V.I. Capital Appreciation Fund—Series I Shares
•	AIM V.I. Capital Development Fund—Series I Shares
•	AIM V.I. Core Equity Fund—Series I Shares
•	AIM V.I. Government Securities Fund—Series I Shares
•	AIM V.I. International Growth Fund—Series I Shares
•	AIM V.I. Technology Fund—Series I Shares
•	AIM V.I. Utilities Fund—Series I Shares

The Alger American Fund

•	Alger American Balanced Portfolio—Class O Shares
•	Alger American Growth Portfolio—Class O Shares
•	Alger American Income & Growth Portfolio—Class O Shares
•	Alger American Leveraged AllCap Portfolio—Class O Shares
•	Alger American MidCap Growth Portfolio—Class O Shares

Dreyfus Variable Investment Fund

•	Dreyfus VIF-Appreciation Portfolio—Initial Shares
•	Dreyfus VIF-Money Market Portfolio
•	Dreyfus VIF-Quality Bond Portfolio—Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares

DWS Scudder

•	DWS Dreman High Return Equity VIP
•	DWS Dreman Small Mid Cap Value VIP
•	DWS Equity 500 Index VIP
•	DWS High Income VIP
•	DWS Large Cap Value VIP
•	DWS Mid Cap Growth VIP
•	DWS Small Cap Index VIP

Evergreen Investments

•	Evergreen VA Balanced Fund
•	Evergreen VA International Equity Fund
•	Evergreen VA Special Values Fund

MFS® Variable Insurance TrustSM

•	MFS® Emerging Growth Series
•	MFS® High Income Series
•	MFS® Investors Trust Series
•	MFS® Research Series
•	MFS® Total Return Series
•	MFS® Value Series

Franklin Templeton Variable Insurance Products Trust

•	Franklin Global Real Estate Securities Fund—Class 2
•	Franklin Large Cap Value Securities Fund—Class 2
•	Franklin Zero Coupon Fund-2010—Class 2
•	Templeton Foreign Securities Fund—Class 2
•	Templeton Global Asset Allocation Fund—Class 2
•	Templeton Global Income Securities Fund—Class 2

Wells Fargo Variable Trust

•	Wells Fargo Advantage VT Asset Allocation Fund
•	Wells Fargo Advantage VT Discovery Fund
•	Wells Fargo Advantage VT Opportunity Fund
•	Wells Fargo Advantage VT Total Return Bond Fund

VARIABLE ANNUITY POLICIES:

ARE NOT FDIC INSURED	ARE NOT BANK GUARANTEED	MAY LOSE VALUE

Privacy Policy of United Investors Life Insurance Company (inside front cover)

UI-503, Ed. 5-07

i

The policy is not available in all states. This prospectus is not an offer to sell securities in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

ii

Glossary

Annuitant	The annuitant is the individual whose life expectancy determines the size of annuity payments and whose actual lifetime may determine the duration of annuity payments.

Annuity Benefit Date	The date (or dates) on which annuity payments are to start.

Beneficiary	The beneficiary is the individual or individuals to whom the death benefit is paid if the owner (and any joint owner) dies before the annuity benefit date.

Business Day	Each day that the New York Stock Exchange is open for regular trading and our home office is open for business. The close of regular trading on the New York Stock Exchange usually is 4:00 p.m. Eastern Time. Currently, November 23rd, the Friday after Thanksgiving, and December 24th, Christmas Eve, are not business days. (The policy form uses the term “Valuation Date” to refer to business days.)

Joint Annuitant	The joint annuitant, if any, is a second individual whose joint life expectancy with the annuitant determines the size of annuity payments and whose actual lifetime with the annuitant may determine the duration of annuity payments.

Net Purchase Payment	The purchase payment less any deduction for premium taxes.

Owner’s Designated Beneficiary	The owner’s designated beneficiary (a joint owner, if any, or the beneficiary named in the policy) is the individual who becomes owner of the policy upon the death of an owner.

Policy Year	A policy year is a year that starts on the policy’s effective date or on a policy anniversary.

Policy Value	The Policy Value is equal to the Variable Account Value plus the Fixed Account Value.

Surrender Value	The policy value less any withdrawal charges, the annual contract maintenance charge, and applicable deductions for premium taxes.

We, us, our	We are United Investors Life Insurance Company.

You, your	You are the policy owner.

Summary

This is a summary of some of the more important points that you should know and consider before purchasing the Titanium Investor Variable Annuity policy.

The Policy

The Titanium Investor Variable Annuity policy lets you invest on a tax-deferred basis for your retirement or other long-term purposes. Tax deferral allows the entire amount you have invested to remain in the policy where it can continue to produce an investment return. Therefore, your money could grow faster than in a comparable taxable investment where current income taxes would be due each year.

You may divide your Titanium Investor annuity policy value among the fixed account and forty-three variable subaccounts. Each subaccount invests exclusively in shares of a single mutual fund portfolio. We guarantee the principal and a minimum interest rate you will receive from the fixed account. However, the value of what you allocate to the forty-three variable subaccounts is not guaranteed. Instead, your investment in the variable subaccounts will go up or down with the performance of the particular mutual fund portfolio you select. You may lose money on investments in the variable subaccounts.

Like most annuity policies, different rules apply to the Titanium Investor annuity policy before and after the annuity benefit date you select for your policy. Before the annuity benefit date, you may invest more money in your policy. After the annuity benefit date, we make one or more annuity payments. The amount of money you accumulate in your policy before the annuity benefit date has a major effect on the size of the payments we make after the annuity benefit date.

This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

There are various additional fees and charges associated with variable annuities. You should consider whether the features and benefits unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit and the guaranteed level of certain charges are appropriate for your needs. Variable annuities provide tax-deferral when purchased outside of qualified plans. However, the tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan, since the plan would already provide tax deferral in most cases.

Annuity Payments

On the annuity benefit date, you may apply your policy value to receive fixed annuity payments, variable annuity payments or a combination. We guarantee that fixed annuity payments will remain constant throughout the payment period. However, the amount of each variable annuity payment will go up or down with the performance of the particular subaccounts you select.

You may choose among the following types of annuity payments:

1.	Payments for the lifetime of an individual you select (the annuitant).

2.	Payments for the lifetime of the survivor of two individuals you select (the annuitant and joint annuitant).

3.	Payments for the lifetime of an individual (the annuitant), but guaranteed to continue for various periods of between 5 years and 30 years.

Other annuity payment options are available with our written consent.

Purchasing the Policy

You can purchase a “qualified” policy (one that qualifies for favorable Federal income tax treatment), or you can purchase a policy on a non-qualified tax basis. For a non-qualified policy, the minimum initial investment is $2,000. For a qualified policy, the initial investment must be at least $1,200. As an exception, we will accept installments of at least $100 per month through a bank draft authorization or a pre-approved group payment method for both qualified or non-qualified policies. You can make more investments of at least $100 each before the annuity benefit date (or your age 90 if earlier).

Funding Choices

You may allocate each new investment (and your existing policy value) among 42 variable subaccounts which invest in the following mutual fund portfolios:

AIM Variable Insurance Funds

•	AIM V.I. Capital Appreciation Fund—Series I Shares
•	AIM V.I. Capital Development Fund—Series I Shares
•	AIM V.I. Core Equity Fund—Series I Shares
•	AIM V.I. Government Securities Fund—Series I Shares
•	AIM V.I. International Growth Fund—Series I Shares
•	AIM V.I. Technology Fund—Series I Shares
•	AIM V.I. Utilities Fund—Series I Shares

The Alger American Fund

•	Alger American Balanced Portfolio—Class O Shares
•	Alger American Growth Portfolio—Class O Shares
•	Alger American Income & Growth Portfolio—Class O Shares
•	Alger American Leveraged AllCap Portfolio—Class O Shares
•	Alger American MidCap Growth Portfolio—Class O Shares

Dreyfus Variable Investment Fund

•	Dreyfus VIF-Appreciation Portfolio—Initial Shares
•	Dreyfus VIF-Money Market Portfolio
•	Dreyfus VIF-Quality Bond Portfolio—Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares

DWS Scudder

•	DWS Dreman High Return Equity VIP
•	DWS Dreman Small Mid Cap Value VIP
•	DWS Equity 500 Index VIP
•	DWS High Income VIP
•	DWS Large Cap Value VIP
•	DWS Mid Cap Growth VIP
•	DWS Small Cap Index VIP

Evergreen Investments

•	Evergreen VA Balanced Fund
•	Evergreen VA International Equity Fund
•	Evergreen VA Special Values Fund

MFS® Variable Insurance TrustSM

•	MFS® Emerging Growth Series
•	MFS® High Income Series
•	MFS® Investors Trust Series
•	MFS® Research Series
•	MFS® Total Return Series
•	MFS® Value Series

Franklin Templeton Variable Insurance Products Trust

•	Franklin Global Real Estate Securities Fund—Class 2
•	Franklin Large Cap Value Securities Fund—Class 2
•	Franklin Zero Coupon Fund-2010—Class 2
•	Templeton Foreign Securities Fund—Class 2
•	Templeton Global Asset Allocation Fund—Class 2
•	Templeton Global Income Securities Fund—Class 2
Wells	Fargo Variable Trust
•	Wells Fargo Advantage VT Asset Allocation Fund
•	Wells Fargo Advantage VT Discovery Fund
•	Wells Fargo Advantage VT Opportunity Fund
•	Wells Fargo Advantage VT Total Return Bond Fund

In most states, you may also allocate purchase payments and your policy value to the fixed account. (See “Appendix A” for state variations). We guarantee your fixed account allocation will earn at least 3% interest per year.

Charges and Deductions

We do not deduct any charges from your purchase payments when received, except for any premium taxes charged in your location.

We make two types of deductions from your policy value for certain administrative expenses. First, we deduct a flat charge of $35 a year from each policy. We will waive this charge if your policy value on the policy anniversary is at least $75,000. Second, we deduct a daily charge at an effective annual rate of 0.15% of the assets of each variable subaccount.

If you surrender your policy or make a cash withdrawal, we may deduct a withdrawal charge. This withdrawal charge is 9% of purchase payments withdrawn that are less than two years old. It decreases over time following receipt of the purchase payment deemed to be withdrawn. There is no withdrawal charge on purchase payments ten or more years old at the time they are withdrawn.

We also do not deduct a withdrawal charge on the free withdrawal amount. In the first policy year, the free withdrawal amount is equal to the larger of:

(a)	10% of all purchase payments received; or

(b)	100% of earnings. Earnings are the amount by which your policy value exceeds the total purchase payments you have made.

After the first policy year, the free withdrawal amount is equal to the larger of:

(a)	10% of the policy value at the time of the withdrawal; or

(b)	100% of earnings.

For each withdrawal in excess of 12 in any one policy year, we deduct a transaction charge of the lesser of $20 or 2% of the amount withdrawn.

You may make up to 12 transfers between subaccounts and/or the fixed account each year without charge. For each transfer in excess of 12 in one policy year, we charge a fee of $25.

We also deduct a daily charge from the variable subaccounts to compensate us for certain mortality and expense risks. This charge is at an effective annual rate of 1.25% of the daily net assets of the variable subaccounts.

In addition, investment management fees, 12b-1 fees, and other expenses are deducted from each applicable portfolio.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between the subaccounts and the fixed account. State premium taxes may also be deducted.

Transaction Fees
Charge	Amount Deducted—Maximum Guaranteed Charge
Policyowner Transaction Expenses:
Withdrawal Charges(1) (as a percentage of purchase payment being withdrawn)	Upon withdrawal or surrender, 9% of purchase payments withdrawn that are less than 2 years old
Transaction Charge	The lesser of $20 or 2% of the amount withdrawn upon each withdrawal in excess of 12 per policy year
Transfer Fee	$25 upon each transfer in excess of 12 per policy year
Premium Tax Charge	0%-3.50%

(1) Maximum Withdrawal Charge (% of purchase payment being withdrawn):

Years Since Purchase Payment	<1	1	2	3	4	5	6	7	8	9	10+
Charge:	9%	9%	8.5%	8.5%	8.5%	8%	7%	6%	4%	2%	0%

The charge is lower in some states. See Appendix A.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	Amount Deducted—Maximum Guaranteed Charge
Annual Contract Maintenance Charge(2):	$35 each policy anniversary
Variable Account Annual Expenses (as a percentage of daily net assets):
Mortality and Expense Risk Charge	Daily charge at annual rate of 1.25%
Administrative Charge	Daily charge at annual rate of 0.15%
Total Variable Account Annual Expenses	Daily charge at annual rate of 1.40%

(2) This charge is waived on any policy anniversary on which the policy value equals or exceeds $75,000.

The next item shows the lowest and highest total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2006. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses:	Lowest		Highest
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses as a percentage of net assets of the portfolio)	0.29%	—	1.21%

The following table shows the fees and expenses (before waiver or reimbursement) charged by each portfolio for the fiscal year ended December 31, 2006.

Annual Portfolio Operating Expenses(3)

(expenses that are deducted from portfolio assets, as a percentage of net assets of the portfolio):

Portfolio	Management Fee		12b-1 Fees	Other Expenses	Total Portfolio Annual Expenses(4)

AIM Variable Insurance Funds
• AIM V.I. Capital Appreciation Fund—Series I Shares(5)	0.61%		None	0.30%	0.91%
• AIM V.I. Capital Development Fund—Series I Shares(5)(6)	0.75%		None	0.35%	1.10%
• AIM V.I. Core Equity Fund—Series I Shares(5)	0.61%		None	0.30%	0.91%
• AIM V.I. Government Securities Fund—Series I Shares(7)(8)	0.46%		None	0.33%	0.79%
• AIM V.I. International Growth Fund—Series I Shares(5)	0.72%		None	0.39%	1.11%
• AIM V.I. Technology Fund—Series I Shares(5)	0.75%		None	0.37%	1.12%
• AIM V.I. Utilities Fund—Series I Shares(9)	0.60%		None	0.36%	0.96%

The Alger American Fund
• Alger American Balanced Portfolio—Class O Shares(10)	0.71	%(12)	None	0.15%	0.86%
• Alger American Growth Portfolio—Class O Shares	0.71	%(12)	None	0.12%	0.83%
• Alger American Income & Growth Portfolio—Class O Shares	0.585	%(12)	None	0.325%	0.91%
• Alger American Leveraged AllCap Portfolio—Class O Shares(11)	0.81	%(12)	None	0.17%	0.98%
• Alger American MidCap Growth Portfolio—Class O Shares	0.76	%(12)	None	0.15%	0.91%
			None
Dreyfus Variable Investment Fund
• Dreyfus VIF-Appreciation Portfolio—Initial Shares	0.75%		None	0.07%	0.82%
• Dreyfus VIF-Money Market Portfolio	0.50%		None	0.07%	0.57%
• Dreyfus VIF-Quality Bond Portfolio—Initial Shares(13)	0.65%		None	0.11%	0.76%

The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares	0.75%		None	0.08%	0.83%

DWS Scudder
• DWS Dreman High Return Equity VIP—Class A Shares(14)(15)	0.73%		None	0.04%	0.77%
• DWS Dreman Small Mid Cap Value VIP—Class A Shares(16)	0.73%		None	0.04%	0.77%
• DWS Equity 500 Index VIP—Class A Shares(17)(18)	0.29%		None	None	0.29%
• DWS High Income VIP—Class A Shares(16)	0.59%		None	0.11%	0.70%
• DWS Large Cap Value VIP—Class A Shares(16)	0.74%		None	0.08%	0.82%
• DWS Mid Cap Growth VIP—Class A Shares(19)(20)	0.75%		None	0.28%	1.03%
• DWS Small Cap Index VIP—Class A Shares(21)(22)	0.45%		None	0.05%	0.50%

Evergreen Investments
• Evergreen VA Balanced Fund	0.29%		None	0.23%	0.52%
• Evergreen VA International Equity Fund	0.40%		None	0.28%	0.68%
• Evergreen VA Special Values Fund	0.78%		None	0.19%	0.97%

MFS® Variable Insurance TrustSM(23)
• MFS® Emerging Growth Series	0.75%		None	0.12%	0.87%
• MFS® High Income Series(24)(25)	0.75%		None	0.16%	0.91%
• MFS® Investors Trust Series	0.75%		None	0.11%	0.86%
• MFS® Research Series	0.75%		None	0.14%	0.89%
• MFS® Total Return Series	0.75%		None	0.10%	0.85%
• MFS® Value Series(26)	0.75%		None	0.14%	0.89%

Franklin Templeton Variable Insurance Products Trust
• Franklin Global Real Estate Securities Fund—Class 2(27)	0.47%		0.25%	0.03%	0.75%
• Franklin Large Cap Value Securities Fund—Class 2(28)	0.45%		0.25%	0.28%	0.98%
• Franklin Zero Coupon Fund-2010—Class 2(29)	0.60%		0.25%	0.07%	0.92%
• Templeton Foreign Securities Fund—Class 2	0.63%		0.25%	0.18%	1.06%
• Templeton Global Asset Allocation Fund—Class 2	0.62%		0.25%	0.24%	1.11%
• Templeton Global Income Securities Fund—Class 2(29)	0.56%		0.25%	0.16%	0.97%

Wells Fargo Variable Trust
• Wells Fargo Advantage VT Asset Allocation Fund	0.55%		0.25%	0.22%	1.02%
• Wells Fargo Advantage VT Discovery Fund	0.75%		0.25%	0.21%	1.21%
• Wells Fargo Advantage VT Opportunity Fund	0.73%		0.25%	0.20%	1.18%
• Wells Fargo Advantage VT Total Return Bond Fund	0.45%		0.25%	0.25%	0.95%

(3) These expenses are deducted directly from the assets of the underlying mutual fund portfolios and therefore reduce their net asset value. The investment advisor of each underlying mutual fund supplied the above information, and we have not independently verified it. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown. See the underlying mutual funds’ prospectus for more complete information.

(4)  With respect to certain portfolios, the portfolio’s investment advisor is waiving part or all of its Management Fee and reimbursing part or all of the Other Expenses. Except as otherwise noted, these waivers and reimbursements are voluntary and can be discontinued at anytime. After the waivers or reimbursements, the 2006 expenses of these portfolios would have been as indicated below:

Portfolio	Management Fee (after any waiver)	12b-1 Fees	Other Expenses (after any reimbursement)	Total Portfolio Annual Expenses (after waiver or reimbursement)

AIM V.I. Capital Development Fund—Series I Shares	0.75%	None	0.34%	1.09%
AIM V.I. Government Securities Fund—Series I Shares	0.46%	None	0.29%	0.75%
AIM V.I. Utilities Fund—Series I Shares	0.60%	None	0.33%	0.93%
Alger American Balanced Portfolio—Class O Shares	0.67%	None	0.15%	.82%
Alger American Income & Growth Portfolio—Class O Shares	0.535%	None	.325%	.86%
Alger American Leveraged AllCap Portfolio—Class O Shares	0.775%	None	.17%	.945%
DWS Equity 500 Index VIP—Class A Shares	0.28%	None	None	0.28%
DWS Mid Cap Growth—Class A Shares	0.67%	None	0.27%	0.94%
MFS® High Income Series	0.75%	None	0.13%	0.88%
MFS® Total Return Series	0.75%	None	0.08%	0.83%
Wells Fargo Advantage VT Asset Allocation Fund	0.55%	0.25%	0.20%	1.00%
Wells Fargo Advantage VT Discovery Fund	0.75%	0.25%	0.15%	1.15%
Wells Fargo Advantage VT Opportunity Fund	0.73%	0.25%	0.09%	1.07%
Wells Fargo Advantage VT Total Return Bond Fund	0.45%	0.25%	0.20%	0.90%

(5)  The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I share to 1.30% of average daily net assets. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.

(6)  Through April 30, 2008, the Fund’s advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund’s maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

(7)  The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Operating Expenses (subject to the same exclusions discussed above in Note 5) of Series I shares to 0.73% of average daily net assets. This expense limitation agreement is in effect through at least April 30, 2008.

(8)  The Fund’s advisor has voluntarily agreed to waive a portion of the advisory fees payable by the Fund equal to 25% of the advisory fee the advisor receives from certain affiliated money market funds as a result of the Fund’s investment of its cash balances in such affiliated money market funds. This voluntary waiver resulted in an aggregate reduction in advisory fees of 0.02% of the Fund for the year ended December 31, 2006.

(9)  The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions discussed above in Note 5) of Series I shares to 0.93% of average daily net assets. This expense limitation agreement is in effect through at least April 30, 2008.

(10)  Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive .04% of its Advisory Fees.

(11)  Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive .035% of its Advisory Fees.

(12)  Previously, the Fund’s Management Fees included an additional 0.04% in Administrative Fees that are now included in Other Expenses.

(13)  The Dreyfus Corporation has agreed to waive receipt of a portion of the Fund’s Management fee, in the amount of .10 of 1% of the value of the Fund’s average daily net assets, until June 30, 2007.

(14)  Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2010, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to .78%.

(15)  Restated on an annualized basis to reflect acquisition of MFS Strategic Value VIP and Dreman Financial Services VIP on September 15, 2006.

(16)  Management fees have been restated to reflect the new fee schedule effective October 1, 2006.

(17)  Includes 0.10% administration fee.

(18)  Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2009, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.28%.

(19)  Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through September 30, 2007, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.90%.

(20)  Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.94%.

(21)  Includes 0.10% administration fee.

(22)  Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through September 30, 2007, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.48%.

(23)  The fund has entered into an expense offset arrangement that reduces the fund’s custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Net Expenses” would be lower.

(24)  MFS has agreed in writing to bear the funds’ expenses, such that “Other Expenses”, determined without giving effect to the expense offset arrangements described above, do not exceed 0.15% annually (0.20% annually for the Research Bond Series and Research International Series, and 0.10% annually for the Money Market Series). This written agreement excludes management fees, distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until at least April 30, 2008.

(25)  Effective August 1, 2006, MFS has agreed in writing to reduce its management fee to 0.70% on average daily net assets up to $1 billion. During the fund’s most recent fiscal year, this reduction amounted to 0.02%. This written agreement will remain in effect until modified by the fund’s Board of Trustees.

(26)  The fund’s management fee as set forth in its Investment Advisory Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% on average daily net assets in excess of $3 billion. For the fund’s most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the fund’s Board of Trustees.

(27)  The Fund’s fees and expenses have been restated as if the Fund’s new investment management and fund administration agreements had been in place for the fiscal year ended December 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.

(28)  The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own certain expenses otherwise payable by the Fund so that net annual operating expenses, exclusive of acquired fund fees and expenses (0.04%), do not exceed 0.90%, for the period ending April 30, 2008. Without this reduction, management fees and total operating expenses would have been 0.75% and 1.41% respectively. The manager has also agreed to reduce its fees for assets invested by the Fund in the acquired fund. After April 30, 2008, the manager and administrator may discontinue their waiver or reduction of fees and expenses. The manager, however, is required by the Fund’s board of trustees and an exemptive order by the SEC to reduce its fees to the extent of the Fund’s fees and expenses of the acquired fund.

(29)  The Fund administration fee is paid indirectly through the management fee.

Examples.

The purpose of these tables is to assist you in understanding the various costs and expenses that you will bear, directly and indirectly. These tables reflect the expenses of the variable account and the underlying mutual fund portfolios. These examples reflect the $35 annual policy maintenance charge as a charge of 0.09% of assets in the variable subaccounts. These examples do not reflect any premium tax charges.

If you surrender your policy at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:

Portfolio	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Fund
• AIM V.I. Capital Appreciation Fund—Series I Shares	$1,131	$1,580	$2,055	$2,692
• AIM V.I. Capital Development Fund—Series I Shares	$1,150	$1,637	$2,150	$2,881
• AIM V.I. Core Equity Fund—Series I Shares	$1,131	$1,580	$2,055	$2,692
• AIM V.I. Government Securities Fund—Series I Shares	$1,119	$1,544	$1,995	$2,571
• AIM V.I. International Growth Fund—Series I Shares	$1,151	$1,640	$2,155	$2,890
• AIM V.I. Technology Fund—Series I Shares	$1,152	$1,643	$2,160	$2,900
• AIM V.I. Utilities Fund—Series I Shares	$1,136	$1,595	$2,080	$2,742
The Alger American Fund
• Alger American Balanced Portfolio—Class O Shares	$1,126	$1,565	$2,030	$2,642
• Alger American Growth Portfolio—Class O Shares	$1,123	$1,556	$2,015	$2,612
• Alger American Income & Growth Portfolio—Class O Shares	$1,131	$1,580	$2,055	$2,692
• Alger American Leveraged All Cap Portfolio—Class O Shares	$1,138	$1,601	$2,090	$2,762
• Alger American Midcap Growth Portfolio—Class O Shares	$1,131	$1,580	$2,055	$2,692
Dreyfus Variable Investment Fund
• Dreyfus VIF-Appreciation Portfolio-Initial Shares	$1,122	$1,553	$2,010	$2,601
• Dreyfus VIF-Money Market Portfolio	$1,097	$1,477	$1,883	$2,346
• Dreyfus VIF-Quality Bond Portfolio-Initial Shares	$1,116	$1,535	$1,980	$2,541
The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares	$1,123	$1,556	$2,015	$2,612
DWS Scudder
• DWS Dreman High Return Equity VIP	$1,117	$1,538	$1,985	$2,551
• DWS Dreman Small Mid Cap Value VIP	$1,117	$1,538	$1,985	$2,551
• DWS Equity 500 Index VIP	$1,069	$1,392	$1,740	$2,052
• DWS High Income VIP	$1,110	$1,517	$1,949	$2,480
• DWS Large Cap Value VIP	$1,122	$1,553	$2,010	$2,601
• DWS Mid Cap Growth VIP	$1,143	$1,616	$2,115	$2,811
• DWS Small Cap Index VIP	$1,090	$1,456	$1,848	$2,273
Evergreen Investments
• Evergreen VA Balanced Fund	$1,092	$1,462	$1,858	$2,294
• Evergreen VA International Equity Fund	$1,108	$1,511	$1,939	$2,459
• Evergreen VA Special Values Fund	$1,137	$1,598	$2,085	$2,752
MFS® Variable Insurance TrustSM
• MFS Emerging Growth Series	$1,127	$1,568	$2,035	$2,652
• MFS High Income Series	$1,131	$1,580	$2,055	$2,692
• MFS Investors Trust Series	$1,126	$1,565	$2,030	$2,642
• MFS Research Series	$1,129	$1,574	$2,045	$2,672
• MFS Total Return Series	$1,125	$1,562	$2,025	$2,632
• MFS Value Series	$1,129	$1,574	$2,045	$2,672
Franklin Templeton Variable Insurance Products Trust
• Franklin Global Real Estate Securities Fund—Class 2	$1,115	$1,532	$1,975	$2,530
• Franklin Large Cap Values Securities Fund—Class 2	$1,138	$1,601	$2,090	$2,762
• Franklin Zero Coupon Fund—Class 2	$1,132	$1,583	$2,060	$2,702
• Templeton Foreign Securities Fund—Class 2	$1,146	$1,625	$2,130	$2,841
• Templeton Global Asset Allocation Fund—Class 2	$1,151	$1,640	$2,155	$2,890
• Templeton Global Income Securities Fund—Class 2	$1,137	$1,598	$2,085	$2,752
Wells Fargo Variable Trust
• Wells Fargo Advantage Asset Allocation Fund (Variable Trust)	$1,142	$1,613	$2,110	$2,802
• Wells Fargo Advantage Discovery Fund (Variable Trust)	$1,161	$1,670	$2,205	$2,988
• Wells Fargo Advantage Opportunity Fund (Variable Trust)	$1,158	$1,661	$2,190	$2,959
• Wells Fargo Advantage Total Return Bond Fund (Variable Trust)	$1,135	$1,592	$2,075	$2,732

These examples are not intended to represent past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% return is purely hypothetical. Actual returns (investment performance) will vary, and may be more or less than 5%.

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If you do not surrender or if you annuitize your contract, you would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:

Portfolio	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds
• AIM V.I. Capital Appreciation Fund—Series I Shares	$231	$730	$1,255	$2,692
• AIM V.I. Capital Development Fund—Series I Shares	$250	$787	$1,350	$2,881
• AIM V.I. Core Equity Fund—Series I Shares	$231	$730	$1,255	$2,692
• AIM V.I. Government Securities Fund—Series I Shares	$219	$694	$1,195	$2,571
• AIM V.I. International Growth Fund—Series I Shares	$251	$790	$1,355	$2,890
• AIM V.I. Technology Fund—Series I Shares	$252	$793	$1,360	$2,900
• AIM V.I. Utilities Fund—Series I Shares	$236	$745	$1,280	$2,742
The Alger American Fund
• Alger American Balanced Portfolio—Class O Shares	$226	$715	$1,230	$2,642
• Alger American Growth Portfolio—Class O Shares	$223	$706	$1,215	$2,612
• Alger American Income & Growth Portfolio—Class O Shares	$231	$730	$1,255	$2,692
• Alger American Leveraged All Cap Portfolio—Class O Shares	$238	$751	$1,290	$2,762
• Alger American Midcap Growth Portfolio—Class O Shares	$231	$730	$1,255	$2,692
Dreyfus Variable Investment Fund
• Dreyfus VIF—Appreciation Portfolio—Initial Shares	$222	$703	$1,210	$2,601
• Dreyfus VIF—Money Market Portfolio	$197	$627	$1,083	$2,346
• Dreyfus VIF-Quality Bond Portfolio—Initial Shares	$216	$685	$1,180	$2,541
• The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares	$223	$706	$1,215	$2,612
DWS Scudder
• DWS Dreman High Return Equity VIP	$217	$688	$1,185	$2,551
• DWS Dreman Small Mid Cap Value VIP	$217	$688	$1,185	$2,551
• DWS Equity 500 Index VIP	$169	$542	$940	$2,052
• DWS High Income VIP	$210	$667	$1,149	$2,480
• DWS Large Cap Value VIP	$222	$703	$1,210	$2,601
• DWS Mid Cap Growth VIP	$243	$766	$1,315	$2,811
• DWS Small Cap Index VIP	$190	$606	$1,048	$2,273
Evergreen Investments
• Evergreen VA Balanced Fund	$192	$612	$1,058	$2,294
• Evergreen VA International Equity Fund	$208	$661	$1,139	$2,459
• Evergreen VA Special Values Fund	$237	$748	$1,285	$2,752
MFS® Variable Insurance TrustSM
• MFS Emerging Growth Series	$227	$718	$1,235	$2,652
• MFS High Income Series	$231	$730	$1,255	$2,692
• MFS Investors Trust Series	$226	$715	$1,230	$2,642
• MFS Research Series	$229	$724	$1,245	$2,672
• MFS Total Return Series	$225	$712	$1,225	$2,632
• MFS Value Series	$229	$724	$1,245	$2,672
Franklin Templeton Variable Insurance Products Trust
• Franklin Global Real Estate Securities Fund—Class 2	$215	$682	$1,175	$2,530
• Franklin Large Cap Values Securities Fund—Class 2	$238	$751	$1,290	$2,762
• Franklin Zero Coupon Fund—Class 2	$232	$733	$1,260	$2,702
• Templeton Foreign Securities Fund—Class 2	$246	$775	$1,330	$2,841
• Templeton Global Asset Allocation Fund—Class 2	$251	$790	$1,355	$2,890
• Templeton Global Income Securities Fund—Class 2	$237	$748	$1,285	$2,752
Wells Fargo Variable Trust
• Wells Fargo Advantage Asset Allocation Fund (Variable Trust)	$242	$763	$1,310	$2,802
• Wells Fargo Advantage Discovery Fund (Variable Trust)	$261	$820	$1,405	$2,988
• Wells Fargo Advantage Opportunity Fund (Variable Trust)	$258	$811	$1,390	$2,959
• Wells Fargo Advantage Total Return Bond Fund (Variable Trust)	$235	$742	$1,275	$2,732

These examples are not intended to represent past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% return is purely hypothetical. Actual returns (investment performance) will vary, and may be more or less than 5%.

Taxes

You are generally required to pay taxes on amounts earned in a non-qualified policy only when they are withdrawn. When you take distributions or withdrawals from your policy before your annuity benefit date, taxable earnings (if any) are considered to be paid out first, followed by your investment in the policy. After the annuity benefit date, annuity payments from non-qualified policies are considered in part a return of your investment so that a portion of each payment is not taxable until your investment in the policy has been recovered.

You are generally required to pay taxes on all amounts withdrawn from a qualified policy because in most cases purchase payments were made with before-tax dollars. You are not required to pay taxes on distributions of purchase payments made with after-tax dollars.

Taxable distributions from the policy are taxed as ordinary income. You may owe a 10% Federal tax penalty for distributions or withdrawals taken before age 59 1/2.

Surrender and Withdrawals

You may surrender the policy before the annuity benefit date for the surrender value, which is the policy value less any withdrawal charge, the annual contract maintenance charge, and any premium tax charge.

You may make a withdrawal of cash from your surrender value. The withdrawal must be at least $250, and the policy value remaining after the withdrawal must be at least $2,000. If the policy value remaining is less than $2,000, we will treat the request for withdrawal as a request for complete surrender of the policy.

Surrenders and withdrawals may be taxable, and if taken before age 59 1/2 then a 10% tax penalty may apply. Surrenders and withdrawals from a qualified policy may be severely restricted or prohibited.

You cannot surrender the policy or make a withdrawal after the annuity benefit date.

Death Benefit

The policy provides a death benefit if any policy owner dies before the annuity benefit date. We will pay the death benefit in a lump sum or as a series of annuity payments, as permitted under applicable law.

The death benefit is the greatest of:

(a)	the total purchase payments you have invested in the policy (reduced for any withdrawals you have made and withdrawal charges); or

(b)	your policy value at the time the death benefit is paid; or

(c)

the highest of your policy value on the fifth anniversary date, and every fifth anniversary thereafter prior to the policy owner’s or any joint owner’s 80th birthday (or the annuitant’s 80th birthday if the policy owner is not a natural person), plus any purchase payments made since then, reduced for any withdrawals you have made, and withdrawal charges you have incurred since then.

Other Information

Free Look:    You may cancel the policy by returning it either to our home office or to the registered agent who sold it within 10 days after you receive it. When we receive the returned policy, we will cancel it and generally refund your policy value plus any contract fees and other charges paid. In some states we will refund the full amount of your purchase payments instead. (The “free look” period may be longer in some states.)

Automatic Partial Withdrawals:    You may arrange for automatic partial withdrawals of the same dollar amount to be made every month, three months, six months, or twelve months. Automatic partial withdrawals cannot exceed the free withdrawal amount in any one policy year. Automatic partial withdrawals are not subject to the $250 minimum amount, or to the transaction charge for more than 12 withdrawals in any one policy year. These withdrawals may be taxable, and you may also incur a 10% Federal tax penalty before age 59 1/2.

Waiver of Withdrawal Charges Rider:    If your policy includes the waiver of withdrawal charges rider, we will waive withdrawal charges under certain conditions if you (1) become confined in a qualified nursing home, qualified hospital, or qualified hospice care program; (2) become totally disabled; or (3) are diagnosed with a terminal illness. (See “Appendix A” for state variations.)

Transfers:    Before the annuity benefit date, you (or your registered representative if written authorization is on file) may transfer all or part of your policy value among the 43 funding choices. However, you may transfer out of the fixed account only once a policy year (except dollar cost averaging, automatic asset rebalancing or interest sweep transfers). Other restrictions may apply, especially to fixed account transfers.

After the annuity benefit date, the annuitant may reallocate the annuity interest among the variable subaccounts or from the variable subaccounts to the fixed account once each policy year. However, after the annuity benefit date, transfers from the fixed account to the variable subaccounts are not permitted.

Dollar Cost Averaging:    Before the annuity benefit date, you may have automatic transfers of a pre-determined amount made from the fixed account or the money market variable subaccount to any of the other variable subaccounts. Certain minimums and other restrictions apply.

Automatic Asset Rebalancing:    Before the annuity benefit date, this option allows you to have automatic transfers occur at selected intervals to rebalance your policy value according to your current premium allocation instructions. Certain minimums and other restrictions apply.

Interest Sweep:    This option allows you to transfer interest earned on the fixed account to any combination of the forty-two variable subaccounts. Certain minimums and other restrictions apply.

Tax-Free “Section 1035” Exchanges:    You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, there will be a new surrender charge period for this annuity, other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Financial Information:    Condensed financial information for the variable subaccounts begins at page 46 of this prospectus. Our financial statements and those for the variable account are in the Statement of Additional Information.

State Variations:    Certain provisions of the policy may be different from the general description in this prospectus. See “Appendix A” for a description of some of these variations.

Inquiries

If you have questions about your policy or need to make changes, contact your registered representative who sold you the policy, or contact us at our home office:

United Investors Life Insurance Company

Variable Products Division

2001 Third Avenue South (35233)

P.O. Box 12101

Birmingham, Alabama 35202-2101

Telephone: 1-800-999-0317

NOTE:    Because this is a summary, it does not contain all the information that may be important to you. You should carefully read this entire prospectus and the prospectuses of the portfolios which accompany this prospectus before investing. For qualified policies, the requirements of a particular retirement plan, an endorsement to the policy, or limitations or penalties imposed by the Internal Revenue Code may impose limits or restrictions on purchase payments, surrenders, distributions or benefits, or on other provisions of the policy. This prospectus does not describe these limitations or restrictions. (See “Federal Tax Matters.”)

Titanium Annuity Variable Account

The variable subaccounts are divisions of the Titanium Annuity Variable Account (the “Variable Account”). We established the Variable Account as a segregated asset account on September 15, 1999. The Variable Account will receive and invest the premiums allocated to the variable subaccounts. Our Variable Account is currently divided into 42 subaccounts. Each subaccount invests exclusively in shares of a single mutual fund portfolio. Income, gains and losses, whether or not realized, arising from the assets of each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount of the Variable Account or arising out of any other business we may conduct.

The assets in the Variable Account are our property and we are obligated to pay all benefits under the policy. However, the assets allocated to the variable subaccounts under the policy attributable to the cash values of the policies are not chargeable with liabilities arising out of any other business that we may conduct.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It meets the definition of a “separate account” under the Federal securities law. However, the SEC does not supervise the management or investment practices or policies of the Variable Account or us.

We do not guarantee any money you place in the subaccounts. The value of each subaccount will increase or decrease, depending on the investment performance of the corresponding portfolio. You could lose some or all of your money.

The Portfolios

Each subaccount of the Variable Account invests exclusively in shares of a particular mutual fund portfolio. The assets of each portfolio are separate from the assets of the other portfolios. Thus, each portfolio operates separately, and the income, gains, or losses of one portfolio have no effect on the investment performance of any other portfolio. The subaccounts buy and sell portfolio shares at net asset value. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the mutual fund portfolios that is available to you, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the portfolios you have chosen.

We do not provide investment advice and we do not recommend or endorse any particular mutual fund portfolios.

The following table summarizes each portfolio’s investment objective(s). There is no assurance that any of the portfolios will achieve their stated objective(s). You can find more detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios that accompany this prospectus. You should read those prospectuses carefully and keep them for future reference.

The following 42 mutual fund portfolios are currently offered to policy owners through the subaccounts of the Variable Account.

Portfolio	Investment Objective(s) and Certain Policies
AIM V.I. Capital Appreciation Fund— Series I Shares	The Fund’s investment objective is growth of capital. Invests principally in common stock of companies believed to be likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. Capital Development Fund—Series I Shares	The Fund’s investment objective is long-term growth of capital by investing primarily in equity securities of mid-capitalization companies. The fund may also invest up to 25% of its total assets in foreign securities.

AIM V.I. Core Equity Fund— Series I Shares	The Fund’s investment objective is growth of capital by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that are believed to have potential for above-average growth in earnings.

AIM V.I. Government Securities Fund— Series I Shares	The Fund’s investment objective is to achieve a high level of current income consistent with a reasonable concern for safety of principal. Invests normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the U.S. Government.

AIM V.I. International Growth Fund— Series I Shares	The Fund’s investment objective is to provide long-term growth of capital. Invests in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The Fund focuses its investments in marketable equity securities of foreign companies, listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.

AIM V.I. Technology Fund—Series I Shares	The Fund seeks capital growth. The fund normally invests 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund’s assets is not required to be invested in the sector.

AIM V.I. Utilities Fund—Series I Shares	The Fund seeks capital growth and current income. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance, and wireless. At any given time, 20% of the Fund’s assets is not required to be invested in the sector.

Portfolio	Investment Objective(s) and Certain Policies
Alger American Balanced Portfolio— Class O Shares	Seeks current income and long-term capital appreciation. The portfolio focuses on stocks of companies that the Manager believes demonstrate growth potential and on fixed income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the portfolio’s fixed-income investments will be concentrated within the four highest rating categories as determined by one of the nationally recognized statistical rating organizations (“NRSROs”) (or, if unrated, will have been determined to be of comparable quality by the Manager). The portfolio also may invest up to 10% of its net assets in lower-rated securities rated “B” (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the Manager). Under normal circumstances, the portfolio will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

Alger American Growth Portfolio— Class O Shares	Seeks long-term capital appreciation. The portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.

Alger American Income & Growth Portfolio— Class O Shares	Primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation. The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

Alger American Leveraged AllCap Portfolio— Class O Shares	Seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size that demonstrate promising growth potential. The portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger American MidCap Growth Portfolio— Class O Shares	Seeks long-term capital appreciation. The portfolio focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell Mid-Cap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks.

Alger American Small Capitalization Portfolio—Class O Shares*	Seeks long-term capital appreciation. The portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of the companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small-capitalization stocks.

Dreyfus VIF- Appreciation Portfolio—Initial Shares	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio invests at least 80% of its assets in common stocks. The portfolio focuses on “blue chip” companies with total market values of more than $5 billion at the time of purchase, including multinational companies.

*	This portfolio is not available for new investment (by premium allocation or transfer) after June 1, 2007, unless you are a Titanium Variable Annuity policyowner on that date.

Portfolio	Investment Objective(s) and Certain Policies
Dreyfus VIF-Money Market Portfolio**	Seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market, the portfolio is subject to maturity, quality and diversification requirements designed to help maintain a stable share price of $1.00. The portfolio invests in a diversified portfolio of high-quality, short-term debt securities. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Dreyfus VIF-Quality Bond Portfolio—Initial Shares	Seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio normally invests at least 80% of net assets in bonds, including corporate bonds, mortgage-related securities, collateralized mortgage obligations, and asset-backed securities that, when purchased, are rated A or better or are at the unrated equivalent as determined by Dreyfus, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including Treasury inflation-protection securities.

Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares	Seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund under normal circumstances invests at least 80% of its assets in the common stock of companies that, in the opinion of fund’s management meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DWS Dreman High Return Equity VIP	The portfolio seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index and that the portfolio managers believe are undervalued.

DWS Dreman Small Mid Cap Value VIP	The portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of U.S. companies, which the portfolio defines as companies that are similar in market value to those in the Russell 2000 Value Index.

DWS Equity 500 Index VIP	The portfolio seeks to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), which emphasizes stocks of large US companies. Under normal circumstances, the portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the S&P 500 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500 Index.

DWS High Income VIP	The portfolio seeks to provide a high level of current income. Under normal circumstances, the portfolio generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (i.e. Grade BB/Ba and below). The portfolio may invest up to 50% of total assets in bonds denominated in U.S. dollars or foreign currencies from foreign issuers.

DWS Large Cap Value VIP	The portfolio seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000 Value Index and that the portfolio managers believe are undervalued.

DWS Mid Cap Growth VIP	The portfolio seeks long-term capital growth. Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in companies with market capitalizations within the market capitalization range of the Russell Mid Cap Growth Index or securities with equity characteristics that provide exposure to those companies.

**	During periods of low market interest rates, the yield of the money market subaccount may be very low or even negative, due to policy charges.

Portfolio	Investment Objective(s) and Certain Policies
DWS Small Cap Index VIP	The portfolio seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. Under normal circumstances, the portfolio will invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000 Index.

Evergreen VA Balanced Fund	Seeks capital growth and current income. The fund invests in a combination of equity and debt securities. Equity securities are generally selected based on potential for capital growth. Under normal circumstances, the fund invests at least 25% of its assets in debt securities and the remainder in equity securities.

Evergreen VA International Equity Fund	Seeks long-term capital growth and secondarily, modest income. The Fund will normally invest 80% of its assets in equity securities issued by, in the portfolio manager’s opinion, established and quality non-U.S. companies located in countries with developed markets. The Fund may purchase securities across all market capitalizations and may also invest in emerging markets.

Evergreen VA Special Values Fund	Seeks capital growth in the value of its shares. The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the market capitalization range of the companies tracked by the Russell 2000® Index, measured at the time of purchase). The fund seeks to limit the investment risk of small company investing by seeking stocks that trade below what the portfolio manager considers their intrinsic value. The fund’s portfolio manager looks specifically for various growth triggers, or catalysts, that will bring the stock’s price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

MFS® Emerging Growth Series	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in equity securities. MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS® High Income Series	The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. MFS normally invests at least 80% of the fund’s net assets in high income debt instruments. MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS® Investors Trust Series	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in equity securities. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS® Research Series	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in equity securities. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS® Total Return Series	The fund’s investment objective is to seek total return. MFS invests the fund’s assets in equity securities and debt instruments. MFS seeks to invest between 40% and 75% of the fund’s net assets in equity securities and at least 25% of the fund’s total assets in fixed-income senior securities.

MFS® Value Series	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in equity securities. MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

Franklin Global Real Estate Securities Fund—Class 2	Seeks high total return. The Fund normally invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.

Portfolio	Investment Objective(s) and Certain Policies
Franklin Large Cap Value Securities Fund—Class 2	Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies and normally invests predominantly in equity securities, focusing on those the manager believes to be undervalued.

Franklin Zero Coupon Fund—2010— Class 2	Seeks as high an investment return as is consistent with capital preservation. The Fund normally invests at least 80% of its net assets in zero coupon debt securities and normally invests primarily to predominantly in U.S. Treasury issued stripped securities and stripped securities issued by the U.S. government, or its agencies and authorities.

Templeton Foreign Securities Fund—Class 2	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.

Templeton Global Asset Allocation Fund—Class 2	Seeks high total return. The Fund normally invests in equity securities of companies of any country, debt securities of companies and governments of any country, and in money market securities. The Fund normally invests substantially to primarily in equity securities.

Templeton Global Income Securities Fund— Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests mainly in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets.

Wells Fargo Advantage VT Asset Allocation Fund	Seeks long-term total return, consistent with reasonable risk. It invests primarily in equity and fixed-income securities with an emphasis on equity securities. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Treasury Bond Index. The Fund’s “neutral” target allocation is 60% equity securities and 40% fixed income securities.

Wells Fargo Advantage VT Discovery Fund	The VT Discovery Fund seeks long-term capital appreciation by investing in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap® Index (which was $16.5 billion as of June 30, 2006, and is expected to change frequently) at the time of purchase. We select securities through a combination of in-depth fundamental analysis of a company’s financial reports and direct, on-site research during company visits. We may invest in any economic sector, and at times we may emphasize one or more particular sectors.

Wells Fargo Advantage VT Opportunity Fund	The VT Opportunity Fund seeks long-term capital appreciation by investing in equity securities of medium-capitalization companies that we believe are under-priced, yet have attractive growth prospects. We base the analysis on a comparison between the company’s public value, based on market quotations, with its “private-market value”—the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company’s private-market value based on a fundamental analysis of a company’s cash flows, asset valuations, competitive situation, and franchise value.

Wells Fargo Advantage VT Total Return Bond Fund	Seeks total return consisting of income and capital appreciation by investing principally in a broad range of investment-grade debt securities, including U.S. Government obligations, corporate bonds, mortgage- and asset-backed securities, and money-market instruments. From time to time, the Fund may also invest in unrated bonds that we believe are comparable to investment-grade debt securities.

We may add new portfolios, delete any of the current portfolios, or substitute new portfolios for the current ones. See the Statement of Additional Information.

In addition to the Variable Account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the Internal Revenue Code. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the portfolios which accompany this prospectus.

These mutual fund portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment advisor or manager. Nevertheless, the investment performance and results of the portfolios available under the policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment advisor or manager and the same investment objectives and policies, and a very similar name.

We may receive payments or revenues from some or all of the mutual fund portfolios or their investment advisors (or their affiliates). These payments may be used for any corporate purpose, including payment of expenses that we incur in promoting, marketing, and administering the policy and, in our role as an intermediary, the portfolios. We may profit from these payments. These payments may be derived, in whole or in part, from the management fee deducted from the portfolio assets. Policy owners, through their indirect investment in the portfolios, bear the costs of these management fees (see the portfolios’ prospectuses for more information). The amount we receive, if any, may be different for different portfolios, may depend on how much of our policy value is invested in the applicable portfolios and may be substantial. Currently, these payments or revenues range from 0.15% to 0.25% of our investment in the portfolios.

The fund portfolios offered through the contract are selected by Us based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will make payments to us.

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You, decisions regarding investment allocations should be carefully considered.

In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each Fund’s prospectus, statement of additional informational information and annual and semi/annual reports. Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations related to a fund or portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Fund Management

AIM Variable Insurance Funds.    A I M Advisors, Inc. (“AIM”) has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 200 investment portfolios encompassing a broad range of investment objectives.

Alger American Fund.    Fred Alger Management, Inc. serves as the investment manager for The Alger American Fund. Since 1964, Fred Alger Management, Inc. has specialized in growth equity investment management, emphasizing intensive proprietary research and individual security selection.

Dreyfus Variable Investment Fund.    The Dreyfus Corporation is the investment advisor of Dreyfus Variable Investment Fund and provides investment advisory services to the portfolios. Fayez Sarofim & Co. is the sub-investment advisor of the Appreciation Portfolio, for which it provides investment advisory assistance and day-to-day management.

The Dreyfus Socially Responsible Growth Fund, Inc.    The Dreyfus Corporation is the investment advisor to this fund.

Evergreen Investments.    Evergreen Investment Management Company, LLC (EIMC) and its affiliates are the advisors to the Evergreen funds. Since 1932, EIMC has been managing mutual funds and private accounts and has managed over $104.8 billion in assets for the Evergreen funds as of 12/31/2006.

MFS® Variable Insurance TrustSM    MFS® Investment Management is the investment advisor of MFS® Variable Insurance TrustSM and provides investment advisory services to its portfolios.

DWS Scudder.    Deutsche Asset Management, Inc. (“DeAM, Inc.”) and Deutsche Investment Management Americas Inc. (“DeIM”) (each an “Advisor” and together the “Advisors”), which are part of Deutsche Asset Management, are each investment advisors for specific portfolios within the DWS Funds. DeAM, Inc. is the investment advisor for each DWS Investments VIT Funds portfolio. DeIM is the investment advisor for each DWS Variable Series II portfolio. DeAM, Inc. and DeIM provide a full range of investment advisory services to institutional and retail clients. Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles. DeAM, Inc. and DeIM are indirect, wholly-owned subsidiaries of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Franklin Templeton Variable Insurance Products Trust.    Franklin Advisory Services, LLC is the investment advisor of Franklin Large Cap Value Securities Fund. Templeton Investment Counsel, LLC is the investment advisor of Templeton Foreign Securities Fund and Templeton Global Asset Allocation Fund. Franklin Advisors, Inc. is the investment advisor of Franklin Zero Coupon Fund-2010 and Templeton Global Income Securities Fund. Franklin Templeton Institutional, LLC is the investment advisor of Franklin Global Real Estate Securities Fund.

Wells Fargo Variable Trust Funds.    Wells Fargo Funds Management, LLC serves as the investment adviser for each of the Variable Trust Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day management of the Funds. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Funds and in this capacity is responsible for the day-to-day investment management activities of the Funds.

Fixed Account

The funding choice guaranteeing your principal and a minimum fixed rate of interest is called the “fixed account.” It is not registered under the Securities Act of 1933, and it is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests therein are subject to the provisions or restrictions of these Federal securities laws, and the disclosure regarding the fixed account has not been reviewed by the staff of the SEC.

The fixed account is a part of our general account, which includes all of our assets other than those in any separate account. We guarantee that we will credit interest at a rate of not less than 3% per year to investment amounts allocated to the fixed account. We may credit interest at a rate in excess of 3% per year, but any excess interest credited will be determined in our sole discretion. The policy owner assumes the risk that interest credited to the fixed account may not exceed 3% per year. The fixed account is not available in all states. (See “Appendix A.”)

As the policy owner, you determine the allocation of policy value to the fixed account. Before the annuity benefit date, you may transfer all or part of the values held in the fixed account to one or more of the variable subaccounts once per policy year. This restriction will not apply to automatic transfers from the fixed account in the dollar cost averaging, interest sweep, or automatic asset rebalancing options. After the annuity benefit date, transfers out of the fixed account are not allowed. After the annuity benefit date, values in the variable subaccounts may be transferred to the fixed account only once per policy year. (See “Transfers.”)

The Policy

The policy is a deferred variable annuity. Your rights and benefits as owner of the policy are described below and in the policy. However, we reserve the right to modify the policy to comply with any law or regulation, or to give you the benefit of any law or regulation, where permitted by state law.

State Variations

Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal requirements in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. Some of these variations are noted in “Appendix A” to this prospectus. See your registered representative or contact our home office for additional information that may be applicable to your state.

Issuance of a Policy

If you wish to purchase a policy, you must complete an application and send it and the initial purchase payment to our home office. We will generally accept your application if it conforms to our requirements, but we reserve the right to reject any application or purchase payment. If the application can be accepted in the form received, the initial net purchase payment will be applied within two business days after the latter of receipt of the application or receipt of the initial purchase payment at our home office. If the initial net purchase payment cannot be applied within five business days after receipt because the application is incomplete, we will contact you with an explanation for the delay. Your initial purchase payment will be returned at that time unless you let us hold it and apply it as soon as the remaining application requirements are met. (The net purchase payment is your purchase payment less any charge for premium taxes).

There may be delays in our receipt of applications that are outside of our control because of the failure of the registered representative who sold you the policy to forward the application to us promptly, or because of delays in determining that the policy is suitable for you. Any such delays will affect when your policy can be issued and when your purchase payment is allocated among the variable subaccounts and the fixed account.

Both you (the policy owner) and the annuitant (if different) must be 90 years old or less when you purchase a policy.

The policy will only become effective when we accept your application.

You should note that Federal laws designed to combat terrorism and prevent money laundering by criminals may require Us to collect certain information about you in order to verify your identity. We may collect such information before issuing a policy, accepting a premium, paying a withdrawal, and at certain other times. See “Delay or Suspension of Payments” on page 32.

Replacement of Existing Annuity.    It may not be in your best interest to surrender, or exchange existing annuity contracts in connection with the purchase of the policy. You should compare your existing annuity and the policy carefully. You should not replace your existing annuity unless you determine that the policy is better for you. You may have to pay a surrender charge on your existing annuity, and the policy will impose a new surrender charge period. You should talk to your financial professional or tax advisor to make sure the exchange will be tax-free. If, instead of a tax-free exchange, you surrender your existing annuity for cash and then buy the policy, you may have to pay a tax, including possibly a penalty tax, on the surrender. The issuance of the policy may be delayed if we have not received an initial premium from your existing insurance company.

Purchase Payments

The initial purchase payment for non-qualified policies must be at least $2,000. For qualified policies, the initial purchase payment must be at least $1,200. As an exception, if purchase payments will be made by means of a bank draft authorization or a group payment method approved in advance by us, we will accept installments of $100 per month for the first year. Additional purchase payments may be in amounts of $100 or more. For qualified policies, additional purchase payments may be made in amounts of $50 or less.

If you make no purchase payments during a 24-month period and your previous purchase payments total less than $2,000, we have the right to cancel your policy by paying you the policy value in a lump sum, after a 30-day notice, unless during that time you make an additional purchase payment.

No additional purchase payments may be made after the annuity benefit date, or on or after the policy anniversary following the owner’s or any joint owner’s 90th birthday (or the annuitant’s 90th birthday if the owner is not a natural person).

Allocation of Purchase Payments

You determine in the application how the initial net purchase payment will be allocated among the variable subaccounts and the fixed account. You may use any whole percentage to allocate your purchase payments, from 0% to 100%.

On your policy’s effective date, the initial net purchase payment will be allocated among the variable subaccounts and the fixed account according to your allocation instructions.

If we receive an additional purchase payment at our home office, we will allocate the net purchase payment among the funding choices according to your instructions. These will be the allocations you specify in the application, or new instructions you provide. You can change the allocation percentages at any time by sending satisfactory written instructions to our home office, or you or your registered representative may make telephone requests (if we have your written authorization for telephone requests on file).

Your policy value will vary with the investment performance of the variable subaccounts you select. You bear the entire risk for amounts allocated to the variable subaccounts. You should periodically review your allocations of policy value in light of all relevant factors, including market conditions and your overall financial planning requirements.

Policy Value

Your policy value prior to the annuity benefit date is equal to:

(a)	your variable account value; plus

(b)	your fixed account value.

Variable Account Value.    Your variable account value is not guaranteed. It equals the sum of the values of the variable subaccounts under the policy. The variable account value will reflect both the positive and negative investment performance of the variable subaccounts chosen by you in the policy application. The value of each variable subaccount is calculated on each business day. Business days generally are Monday through Friday, except holidays when the New York Stock Exchange or United Investors’ home office is closed.

On your policy’s effective date, your variable account value is equal to the portion of the initial net purchase payment allocated to the variable subaccounts. On any business day thereafter, the value of each variable subaccount under your policy equals:

(a)	the value of the subaccount at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on the preceding business day multiplied by the appropriate net investment factor (described in the Statement of Additional Information) for the current business day; plus

(b)	the amount of any net purchase payments allocated to the subaccount by the close of regular trading on the New York Stock Exchange on the current business day; plus

(c)	the amount of any transfers from other subaccounts or from the fixed account to the subaccount by the close of regular trading on the New York Stock Exchange on the current business day; minus

(d)	the amount of any withdrawals (including any withdrawal charge or transaction charge) from the subaccount by the close of regular trading on the New York Stock Exchange on the current business day; minus

(e)	the amount of any transfers (including any transfer charge) to other subaccounts or to the fixed account from the subaccount by the close of regular trading on the New York Stock Exchange on the current business day; minus

(f)	the portion of the annual contract maintenance charge allocated to the subaccount during current business day; minus

(g)	the portion of any deduction for premium taxes allocated to the subaccount during the current business day.

Deductions (f) and (g) will be made from each subaccount in the same proportion that the value of the subaccount bears to your entire policy value. Purchase payments, transfers, and withdrawals are processed at the values next calculated after receipt of the request in good order.

Fixed Account Value.    At the end of any business day, your fixed account value is equal to:

(a)	the fixed account value at the end of the previous business day; plus

(b)	the sum of all net purchase payments allocated to the fixed account by the close of regular trading on the New York Stock Exchange on the current business day; plus

(c)	any amounts transferred into the fixed account by the close of regular trading on the New York Stock Exchange on the current business day; plus

(d)	total interest credited during the current business day; less

(e)	any amounts transferred out of the fixed account (including any transfer charge) by the close of regular trading on the New York Stock Exchange on the current business day; less

(f)	the portion of any withdrawals, withdrawal charges, and transaction charges allocated to the fixed account during the current business day; less

(g)	the portion of the annual contract maintenance charge and premium taxes allocated to the fixed account during the current business day.

The annual contract maintenance charge will only be deducted from the fixed account to the extent that interest has been credited in excess of the guaranteed interest rate of 3% during the preceding policy year.

Surrender and Withdrawals

Withdrawals.    You may make a withdrawal from your surrender value prior to the annuity benefit date. You must send a written request to our home office in a form acceptable to us. Withdrawal requests must be signed by the owner and joint owner (if any) and must also include tax withholding instructions to be considered in good order. A withdrawal must be for at least $250 (except for automatic partial withdrawals), and your remaining policy value must be at least $2,000 after a withdrawal. If your policy value would be less than $2,000, we will treat the request for a withdrawal as a request for complete surrender of your policy. We will ordinarily pay a withdrawal within seven days of receipt of your written request (unless the check for your purchase payment has not yet cleared your bank). We may defer payment of any amounts from the fixed account for up to six months. If we defer payment for more than 30 days, we will pay interest on the amount deferred at a rate not less than 3% per year.

The surrender value is the policy value less any withdrawal charge, annual contract maintenance charge, and premium tax deduction.

You can specify that the withdrawal should be made from a particular funding choice (or choices). If you do not specify this, then the withdrawal will be made from the funding choices in the same proportions that their values bear to your total policy value.

You may request up to 12 withdrawals per policy year without a transaction charge. If you request more than these 12 withdrawals, there will be a $20 transaction charge (or 2% of the amount withdrawn, if less) for each additional withdrawal during that policy year (except for automatic partial withdrawals). Also, withdrawal charges of up to 9% may apply to withdrawal amounts in a policy year that exceed the free withdrawal amount. (See “Withdrawal Charge” and “Transaction Charge.”) Any transaction charge or withdrawal charge will be deducted from your remaining policy value, or from the amount paid if your remaining policy value is insufficient. No withdrawals may be made after the annuity benefit date.

Withdrawals may be subject to a 10% Federal tax penalty and to income tax. Withdrawals may be restricted under qualified policies. (See “Federal Tax Matters.”)

Automatic Partial Withdrawals.    You may also establish automatic partial withdrawals by submitting a one-time written request. These automatic partial withdrawals of a fixed dollar amount may be requested on a monthly, quarterly, semi-annual or annual basis. The maximum amount of automatic partial withdrawals in any one policy year is the free withdrawal amount. Automatic partial withdrawals are only available before the annuity benefit date. They are not subject to the $250 minimum, and the $20 transaction charge does not apply. Withdrawals will continue until your policy value is exhausted, unless you stop them earlier by submitting a written request.

Automatic partial withdrawals are subject to all the other policy provisions and terms. If an additional withdrawal is made from a policy participating in automatic partial withdrawals, the automatic partial withdrawals will terminate automatically and may be resumed only on or after the next policy anniversary.

Automatic partial withdrawals may be subject to a 10% Federal tax penalty and to income tax. (See “Federal Tax Matters.”)

Surrender.    You may surrender your policy for its surrender value as calculated at the end of the business day when we receive your request in writing, in good order, at our home office. (The withdrawal charge, described in “Charges and Deductions,” is only applicable if a surrender occurs in the first ten years following receipt of a purchase payment.) A surrender will ordinarily be paid within seven days of receipt of your written request received in good order (unless the check for a purchase payment has not yet cleared your bank). Your policy will terminate as of the date we receive (at our home office) your written request for surrender in good order. Surrenders are generally taxable transactions, and may be subject to a 10% Federal tax penalty. Surrenders may be restricted under qualified policies. (See “Federal Tax Matters.”) No surrender may be made after the annuity benefit date. Written requests for surrender must be signed by the owner and joint owner (if any) and must also include tax withholding instructions to be considered in good order.

Restrictions Under the Texas ORP.    The Texas Educational Code does not permit participants in the Texas Optional Retirement Program (“ORP”) to withdraw or surrender their interest in a variable annuity contract issued under the ORP except upon:

(a)	termination of employment in the Texas public institutions of higher education;

(b)	retirement; or

(c)	death.

Accordingly, a participant in the ORP (or the participant’s estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before the account can be redeemed.

Restrictions Under Other Qualified Policies.    Other restrictions on surrenders or with respect to the election, commencement, or distributions of benefits may apply under qualified policies or under the terms of the plans for which qualified policies are issued.

Transfers

Transfers of Policy Value.    You may transfer all or part of your variable account value out of a variable subaccount (to one or more of the other variable subaccounts or to the fixed account) at any time before the annuity benefit date.

Each transfer must be for at least $100, and the value remaining in the subaccount or fixed account after the transfer must be at least $100 (if it would be less, we will transfer the entire amount out of that subaccount or fixed account).

You may make 12 transfers in a policy year free of charge. For each transfer in excess of 12 in a single policy year we deduct a $25 transfer fee from your policy value. Transferring from one variable subaccount into two or more other variable subaccounts counts as one transfer request. However, transferring from two variable subaccounts into one variable subaccount counts as two transfer requests. Transfers from the fixed account are counted in the same manner. If a transfer is made out of the fixed account, we reserve the right to prohibit transfers into the fixed account for six months from the transfer date.

You may transfer all or a part of your fixed account value to one or more of the variable subaccounts once per policy year before the annuity benefit date. In addition, each policy year we reserve the right to limit any amount transferred from the fixed account to a variable subaccount to the greater of:

(a)	25% of the prior policy anniversary’s fixed account value; or

(b)	the amount of the prior policy year’s transfer.

These restrictions on transfers out of the fixed account do not apply to transfers for dollar cost averaging, automatic asset rebalancing, or automatic interest sweeps. (See “Dollar Cost Averaging,” “Automatic Asset Rebalancing,” and “Interest Sweep.”) In addition, transfers under these programs do not count against the twelve free transfers per year. Transfer requests from the variable subaccounts or the fixed account do not change or cancel instructions for automatic asset rebalancing. Once elected, automatic rebalancing remains in effect from the date we receive your request until you expressly cancel your participation in the program by written request or by telephone.

Transfers of Annuity Units.    After the annuity benefit date, the annuitant may transfer annuity units among the variable subaccounts or from the variable subaccounts to the fixed account, once per policy year. These transfers will be made as of the date the next annuity payment is made. Transfers from the fixed account to the variable subaccounts are not allowed after the annuity benefit date.

Transfer Procedures.    Transfers may be made by satisfactory written requests, or you or your registered representative may call us if we have your written authorization for telephone transfers on file. You may also request transfers by FAX (see below). A transfer will take effect on the date we receive the request at our home office if it is received by 4:00 p.m. Eastern Time on a business day; otherwise it will take effect on the following business day. We may, however, defer transfers under the same conditions that we may delay paying proceeds. (See the Statement of Additional Information for details.) We reserve the right to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfer privileges, at any time, for any reason.

Telephone Transactions.    If we allow telephone requests and your written authorization is on file, we will employ reasonable procedures to determine that telephone transactions are genuine. These procedures may include requiring callers to identify themselves and the policy owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information. Telephone requests may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing. There are risks associated with telephone transactions that don’t occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine. We may record telephone requests.

Notice for Facsimile (FAX) Transactions.    You may submit written requests to us by FAX for financial service transactions, such as transfers, withdrawals or other policy changes. FAX requests received at one of the following two numbers prior to 4 p.m. Eastern Time on a business day, in good order with proper signatures and withholding instructions (if applicable), will be processed on the date of receipt. FAX requests sent to any other number will be processed as of the end of the business day (usually 4 p.m. Eastern Time) they are actually received in the Variable Products Division, which may be later than the date sent.

Send FAX Requests to:

Variable Products Division

FAX Number: 205-325-2092

(Or 205-325-4398, if busy)

There are risks associated with FAX transactions and you bear these risks. We are not responsible for any losses or liabilities resulting from unauthorized or allegedly unauthorized FAX transactions that we believe are genuine. FAX correspondence and transactions requests may not always be available. FAX systems can experience outages or slowdowns for a variety of reasons, including weather, power failures, mechanical problems, or simply a large volume of transactions, and these outages or slowdowns may prevent or delay our receipt of your request.

Effects of Frequent Transfers.    Frequent, large, programmed, or short-term transfers among the variable subaccounts or between the variable subaccounts and the fixed account (“Harmful Trading”) can cause risks with adverse effects for other policy owners (and beneficiaries). These risks and harmful effects include: (1) dilution of the interests of long-term investors in a variable subaccount if transfers into the variable subaccount are made at unit values that are below the true value or transfers out of the variable subaccount are made at unit values higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among variable subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Transfer Limitations.    Due to the potential adverse consequences to policy owners of Harmful Trading practices, we discourage such activity. The policies are first and foremost annuity policies, designed for retirement or other long-term financial planning and not for market timers or others using programmed, large or frequent transfers. The policies provide for a limit of twelve free transfers per policy year to help deter such Harmful Trading and should not be purchased by individuals or organizations intending to engage in Harmful Trading practices.

We have policies and procedures that attempt to detect transfer activity that may adversely affect other policy owners or shareholders of the mutual fund portfolios available as funding choices under the policy (the “underlying funds”). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers into and out of particular sub-accounts by owners in given periods of time and/or investigating transfer activity identified by us on a case-by-case basis. (We do not consider automatic dollar cost averaging or rebalancing when reviewing transfer activity.) We may revise these policies and procedures at our sole discretion at any time without prior notice. However, any such revision will not change our overall goal of detecting and discouraging Harmful Trading. Our application of our policies, procedures and limits is and will be administered consistently as to all policy owners, without special exemption, waiver or exception.

Our ability to detect such transfer activity may be limited by operational or technological systems, and we may not be able to predict strategies employed by policy owners to avoid detection. Accordingly, there is no assurance that we will prevent all Harmful Trading activity. In addition, we cannot guarantee that the underlying funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the underlying funds.

The detection and deterrence of Harmful Trading activity involves judgments that are inherently subjective. Therefore, we retain discretion to best apply our policies and procedures, according to our own judgment, in an attempt to protect policy owners from the negative effects of Harmful Trading. We use the available restrictions at our disposal, as outlined below, with the overall goal of protecting against Harmful Trading, while allowing our policy owners the flexibility to manage their investments with us in a way that does not harm other policy owners.

We have not detected any market timing or other harmful transfer activity in our subaccounts. However, we do have specific policies and procedures for deterring or halting such activity that will result in certain restrictions being applied to registered representatives and/or owner(s) found to be engaging in market-timing activities. If we impose any restrictions on an owner’s transfer activity we will first notify the registered representative, broker-dealer, and the owner by written correspondence of the suspected market timing or harmful transfer activity.

Restrictions that we may impose include:

•	monitoring all transfer activity for a period of one year from the time of the suspected market timing or harmful transfer activity.

•	limiting the frequency or number of transfers made in a given time period;

•	limiting the dollar amount that may be transferred at any one time;

•	charging a transfer fee of $25 per transfer or collecting a redemption fee if assessed by an underlying fund;

•	for Fax or telephone transfer requests, also requiring that a manually signed, written request for transfers be sent to us by U.S. mail;

•	for multiple transactions, requiring that each transfer be made by a separate communication, in a separate envelope and delivered separately;

•	denying a transfer request from an authorized third party acting on behalf of an owner or multiple owners; and

•

imposing other limitations and modifications where we determine that exercise of the transfer privilege may create a disadvantage to other owners (including, but not limited to, imposing a minimum time period between each transfer.)

While all of the listed available restrictions, or any combination thereof, may not be applied to each owner or representative in every case, they will be applied in such a manner as to further and enforce our overall policy of discouraging and attempting to detect and deter Harmful Trading.

We may reverse, within 2 business days after a transaction, any transaction inadvertently processed in contravention of such restrictions or any transaction that is rejected by a fund. A policy owner whose transaction is reversed in accordance with this provision will bear any gain or loss resulting from reversal, so that other policy owners will not be adversely affected.

You should know that we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the funds, promptly upon request, certain information about the trading activity of individual policy owners and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific policy owners who violate the market timing policies established by the fund.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the prospectuses for the underlying funds for more details.

Dollar Cost Averaging

The dollar-cost averaging program permits you to systematically transfer an amount from the fixed account (where available) or the money market variable subaccount to any of the other variable subaccounts on a periodic basis prior to the annuity benefit date. The amount transferred may be (1) a specified dollar amount from each account, (2) a percentage of the value in each account, or (3) an amount determined from a beginning date to an ending date you select, by reducing the value in each account to zero over the specified period. Dollar cost averaging may occur on the same day of the month either monthly, quarterly, semi-annually or annually. (If that day of the month does not fall on a business day, then transfers will be made on the next following business day.) Transfers will be made at the unit values determined on the date of each transfer.

The minimum automatic transfer of a specified dollar amount is $100. If the transfer is to be made into more than one variable subaccount, a minimum of $25 must be transferred into each variable subaccount selected.

The dollar cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect to participate in the dollar cost averaging program at any time by sending a written request to our home office. Once elected, dollar cost averaging remains in effect from the date we receive your request until the value of the fixed account or money market variable subaccount you are transferring from is depleted, or until you cancel your participation in the program by written request or by telephone. There is no additional charge for dollar cost averaging. A transfer under this program is not counted as a transfer for purposes of the 12 free transfers per year. We reserve the right to modify or discontinue offering the dollar cost averaging program at any time and for any reason.

Automatic Asset Rebalancing

Before the annuity benefit date, this option allows you to set up transfers to occur at selected intervals that will match your policy value allocation between investment options to your pre-selected premium allocation percentages. After the transfers, the ratio of the value in each investment option to the value for all the investment options included in automatic rebalancing will equal the percentages chosen by you for each investment option. You may change your allocation percentages for automatic rebalancing at any time. Automatic rebalancing may occur on the same day of the month, either quarterly, semi-annually or annually. If you select the dollar cost averaging or interest sweep program, you may not participate in the automatic asset rebalancing program.

Automatic asset rebalancing provides you with a method for maintaining a consistent approach to investing your policy value over time, and simplifies asset allocation among those investments that you and your registered representative have determined represent the appropriate mix at any particular time. You should consider, however, that transfers will be made from investments which have outperformed other investment options since the last reallocation of your policy value to less successful investment options. Automatic rebalancing does not assure a higher or lower investment return over short or long term horizons.

You may elect to participate in the automatic rebalancing program at any time by sending a written request to our home office. Once elected, automatic rebalancing remains in effect from the date we receive your request until you expressly cancel your participation in the program by written request or by telephone. Transfer requests from the variable subaccounts or the fixed account do not change or cancel instructions for automatic asset rebalancing. Only an express written request will terminate your participation in the program. There is no additional charge for automatic rebalancing. A transfer under this program is not counted as a transfer for purposes of the 12 free transfers per year. We reserve the right to modify or discontinue offering automatic rebalancing at any time and for any reason.

Interest Sweep

Before the annuity benefit date, you may request that interest earned on amounts allocated to the fixed account (where available) be transferred to any combination of variable subaccounts. You specify the subaccounts, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each month to make the transfers (1st—28th). We will make all interest sweep transfers on the day you specify or on the next business day (if the day you have specified is not a business day).

You may elect to participate in the interest sweep program at any time by sending a written request to our home office. Once elected, interest sweep remains in effect from the date we receive your request until you cancel your participation in the program by written request or by telephone. There is no additional charge for interest sweep. A transfer under this program is not counted as a transfer for purposes of the 12 free transfers per year discussed in “Transfers” above, nor is it included in determining the limitation on amounts transferred from the fixed account.

Death Benefit

The policy pays a death benefit to the beneficiary (or beneficiaries) named in the policy if the owner (or any joint owner) dies before the annuity benefit date while the policy is in force. The death benefit is the greatest of:

(a)	the policy value;

(b)	the total purchase payments made, adjusted for any amounts withdrawn and any withdrawal charges; or

(c)	the highest of the policy values on the fifth anniversary, and every fifth anniversary thereafter prior to the policy anniversary following the owner’s or any joint owner’s 80th birthday (or the annuitant’s 80th birthday if the policy owner is not a natural person), plus any purchase payments made since then, adjusted for any withdrawals you have made since then, and withdrawal charges you have incurred since then.

Adjustments for amounts withdrawn and withdrawal charges will reduce the death benefit under (b) and (c) above in the same proportion that they reduced the policy value on the date of the withdrawal. This could be more than the dollar amount withdrawn. The death benefit under (c) above will not increase on or after the policy anniversary following the owner’s, or any joint owner’s, 80th birthday (or the annuitant’s 80th birthday if the owner is not a natural person).

Upon receiving due proof of death and any other documents, forms and information we need, we will pay the death benefit proceeds to the beneficiary (or beneficiaries) in a lump sum or under one of the annuity payment options, subject to the “Required Distributions” rules discussed below. (Also see “Annuity Payments.”) However, we will not compute the amount of the death benefit until the date it is paid, and we cannot pay the death benefit until we receive (i) due proof of death, (ii) instructions on how to pay it (that is, as a lump sum or applied under one of the annuity payment options and (iii) any other documents, forms and information we need. When there are multiple beneficiaries, we will pay the death benefit only after we have received instructions in good order from all of the beneficiaries.

If an annuitant dies before the annuity benefit date and if that annuitant is also the owner or a joint owner of the policy (or any owner is not a natural person), then the death shall be treated as the death of an owner. (See “Required Distributions” below.) For non-qualified policies, if (i) an annuitant dies before the annuity benefit date, (ii) that annuitant was not an owner, and (iii) all owners are natural persons, then the owner may name a new annuitant (subject to our age limitations) and the death benefit will not be payable. If the owner does not name a new annuitant, the owner will automatically become the annuitant and the death benefit will not be payable.

If the annuitant or an owner dies after the annuity benefit date, the amount payable, if any, will be as provided in the annuity payment option then in effect, and it will be paid to the Payment Option Beneficiary.

If an owner dies before the annuity benefit date, the entire death benefit proceeds must be distributed within five years after the date of death. If the beneficiary chooses to receive any of these proceeds as an annuity, distributions must commence within one year after the date of death and must be distributed over the beneficiary’s lifetime or over a period not extending beyond the beneficiary’s life expectancy.

If the beneficiary is the deceased owner’s spouse, then the spouse may elect to continue the policy in force (and be treated as the original policy owner) instead of receiving the death benefit proceeds. If the beneficiary elects to continue the policy in this manner, then although the beneficiary does not have a right to receive the death benefit proceeds, we will increase the policy value so that it equals the amount of the death benefit (if greater).

As far as permitted by law, the proceeds under the policy will not be subject to any claim of the beneficiary’s creditors.

Payment of the death benefit is subject to our financial strength and claims-paying ability.

Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes, the Internal Revenue Code requires any non-qualified policy to provide that:

(a)	if any owner dies before the annuity benefit date, then the entire interest in the policy will be distributed within five years after the date of that owner’s death; and

(b)	if any owner dies on or after the annuity benefit date but before the time the entire interest in the policy has been distributed, then the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death.

These requirements will be considered satisfied as to any portion of the owner’s interest that is payable as annuity payments, beginning within one year of that owner’s death, that will be made over the life of the owner’s designated beneficiary or over a period not extending beyond his life expectancy.

If any owner dies before the annuity benefit date, then ownership of the policy passes to the owner’s designated beneficiary, who then has the right to the death benefit. If the policy has joint owners and one owner dies, then the surviving joint owner is the designated beneficiary. If there is no joint owner and the owner dies, then the owner’s designated beneficiary is the beneficiary named in the policy.

If the owner or joint owner is not a natural person, then the death or change of an annuitant will be treated as the death of an owner.

If the owner’s designated beneficiary is the surviving spouse of the owner, then the policy may be continued with the surviving spouse as the new owner and no distributions will be required.

If an annuitant is an owner or joint owner and that annuitant dies before the annuity benefit date, and if the owner’s designated beneficiary does not elect to receive the death benefit in a lump sum at that time, then we will increase the policy value so that it equals the death benefit amount, if that is higher than the policy value. This would occur if the owner’s designated beneficiary:

(a)	elects to delay receipt of the proceeds for up to five years from the date of the annuitant/owner’s death;

(b)	is the deceased owner’s spouse and elects to continue the policy; or

(c)	elects to receive the proceeds as annuity payments, as described above.

Any such increase in the policy value would be paid by us. We will allocate it to the variable subaccounts and the fixed account in proportion to the pre-existing policy value, unless instructed otherwise.

The non-qualified policies contain provisions which are intended to comply with the requirements of the Internal Revenue Code. However, no regulations interpreting these requirements have been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when clarified by regulation or otherwise.

Other rules may apply to qualified policies.

“Free Look” Period

If for any reason you are not satisfied with the policy, you may return it to us within 10 days after you receive it. If you cancel the policy within this 10-day “free look” period, we will refund the policy value plus any policy fees and other charges paid, and the policy will be void from its effective date. (In some states, we will instead refund the full amount of purchase payment received.) To cancel the policy, we generally require that you mail or deliver it either to our home office or to the registered agent who sold it within 10 days after you receive it. (See “Allocation of Purchase Payments.”) The “free look” period may be longer than 10 days where required by state law.

Policy Changes

We may make changes in the policy at any time if we believe the changes are necessary:

(a)	to ensure that the policy is treated as an annuity policy under the Internal Revenue Code;

(b)	to make the policy, our operations, or the operation of the Variable Account conform with any law or regulation issued by any government agency to which they or we are subject; or

(c)	to reflect a change in the operation of the Variable Account, if allowed by the policy.

Only an officer of United Investors has the right to change the policy. No agent has the authority to change the policy or waive any of its terms. All endorsements, amendments, or riders must be signed by one of our officers to be valid, and in some states, are subject to your signed acceptance.

Delay or Suspension of Payments

We will normally pay a surrender or any withdrawal within seven days after we receive your written request at our home office. However, payment of any amount from the Variable Account may be delayed or suspended whenever:

a)	the New York Stock Exchange is closed other than the customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the U.S. Securities and Exchange Commission;

b)	the U.S. Securities and Exchange Commission by order permits postponement for the protection of policyowners; or

c)	an emergency exists, as determined by the Commission, as a result of which disposal of the securities held in the subaccount is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets.

Payment of any amounts from the fixed account may be deferred for up to six months from the date of the request to surrender. If payment is deferred for more than 30 days, we will pay interest on the amount deferred at a rate not less than the guaranteed minimum interest rate. Payments under the policy of any amounts derived from purchase payments paid by check may be delayed until such time as the check has cleared your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a purchase payment and/or ‘freeze’ or block your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments. If a policy is frozen, the policy value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate Federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Charges and Deductions

We do not deduct any charges from a purchase payment (except for a charge for any premium taxes). However, certain other charges are deducted to compensate us for providing the insurance benefits set forth in the policy, for administering and distributing the policy, for any applicable taxes, and for assuming certain risks in connection with the policy. These charges are described below.

Withdrawal Charge

We may deduct a withdrawal charge if you:

(a)	make withdrawals under the policy; or

(b)	surrender the policy.

The withdrawal charge is a percent of the purchase payments deemed to be included in the withdrawal or the total purchase payments (in the case of a surrender), as specified in the following table of withdrawal charge rates:

Number of Full Years Since receipt of Purchase Payment:	<1	1	2	3	4	5	6	7	8	9	10+

Withdrawal Charge (% of Purchase Payment):	9%	9%	8.5%	8.5%	8.5%	8%	7%	6%	4%	2%	0%

Different withdrawal charges apply in Alabama, Connecticut and Texas. (See “Appendix A.”)

There is a “free withdrawal amount” that can be withdrawn each policy year without a withdrawal charge. In the first policy year, the free withdrawal amount is equal to the larger of:

(a)	10% of all purchase payments received; or

(b)	100% of earnings. Earnings are the amount, if any, by which your policy value exceeds the total purchase payments you have made.

After the first policy year, the free withdrawal amount is equal to the larger of:

(a)	10% of the policy value at the time of the withdrawal; or

(b)	100% of earnings.

Amounts withdrawn in excess of the free withdrawal amount may be subject to the withdrawal charge.

The withdrawal charge is determined by multiplying each purchase payment deemed included in the withdrawal by the applicable withdrawal charge rate specified in the table above.

For purposes of calculating the withdrawal charge:

(a)	the oldest purchase payments will be treated as the first withdrawn, newer purchase payments next, and appreciation, if any, last;

(b)	amounts withdrawn up to the free withdrawal amount will not be considered a withdrawal of purchase payments; and

(c)	if the surrender value is withdrawn, the withdrawal charge will apply to all purchase payments not previously assessed with a withdrawal charge, including those purchase payments which have not been previously assessed a withdrawal charge due to the free withdrawal amount.

For example, assume an $80,000 initial purchase payment is made, and by the fourth policy year the policy value is $100,000. A free withdrawal is made for $20,000 that incurs no withdrawal charge. If a full surrender is made later that year, since the $20,000 free withdrawal was not considered a withdrawal of the $80,000 initial purchase payment, the full withdrawal charge of $6,800 (8.5% withdrawal charge x $80,000 initial purchase payment) is deducted from the remaining policy value.

As shown above, the withdrawal charge percentage varies, depending on the “age” of the purchase payments included in the withdrawal—that is, the number of full years since the purchase payment was paid. A withdrawal charge of 9% applies to purchase payments withdrawn that are less than two years old. Thereafter the withdrawal charge rate decreases over time. Amounts representing purchase payments that are at least 10 years old may be withdrawn without charge.

We will deduct the withdrawal charge from the remaining policy value, or from the amount paid if there is not enough value remaining. Amounts deducted from the remaining policy value to cover withdrawals are also subject to the withdrawal charge. The withdrawal charge partially compensates us for sales expenses, including agent sales commissions, the cost of printing prospectuses and sales literature, advertising, and other marketing and sales promotional activities.

The amounts we receive from the withdrawal charge may not be sufficient to cover distribution expenses. We expect to recover any deficiency from our general assets (which include amounts derived from the mortality and expense risk charge, as described below).

Waiver of Withdrawal Charges Rider

We waive the withdrawal charges described above if the owner becomes confined to a nursing home or hospital, or enrolled in a hospice care program; or is diagnosed as terminally ill or totally disabled, provided that certain conditions for each provision are met. These conditions, including definitions of various terms, are specified in the rider; the following is merely a brief summary, and the terms of the rider are controlling.

Confinement Provision.    The conditions for waiver of withdrawal charges for confinement include:

(a)	the policy was in force at least one year at the time the confinement began;

(b)	the owner was age 75 or younger on the policy date;

(c)	the owner has been continuously confined to a “Nursing Home,” “Hospital,” or “Hospice Care Program” for at least 60 days;

(d)	such confinement was recommended by a “Physician” due to an injury, sickness or disease; and

(e)	written notice and satisfactory “Proof of Confinement” are received no later than 90 days after confinement ends.

Terminal Illness Provision.    The conditions for waiver of withdrawal charges for terminal illness include:

(a)	the diagnosis of “Terminal Illness” was made by a “Physician” on or after the effective date of this policy and rider;

(b)	written notice and satisfactory “Proof of Terminal Illness” are received within 90 days of the date of diagnosis; and

(c)	there is reasonable medical certainty that the death of the owner from a non-correctable medical condition will occur within 12 months from the date of the Physician’s statement. This period may be longer where required by law.

Total Disability Provision.    The conditions for waiver of withdrawal charges for total disability include:

(a)	written notice and “Proof of Total Disability” are received before any withdrawal;

(b)	the total disability has existed continuously for at least six months;

(c)	the policy and rider are in force at the time total disability began; and

(d)	the policy anniversary coinciding with or next following the owner’s 60th birthday has not passed at the time total disability began.

We will waive only the withdrawal charges which are applicable to purchase payments received before the first confinement began, or before the date of diagnosis of terminal illness or total disability. Waiver of withdrawal charges is subject to all of the conditions and provisions of the policy and rider. (See your policy.) There is no charge for this rider. Also, the rider may not be available in all states. (See “Appendix A.”)

Annual Contract Maintenance Charge

We deduct an annual contract maintenance charge of $35 from each policy, for administering the policy. This deduction is made from the variable subaccounts and from the fixed account in the same proportion that their values bear to the policy value. This charge will only be deducted from the fixed account to the extent interest has been credited to the fixed account in excess of the guaranteed interest rate during the preceding policy year. Expenses include costs of maintaining records, processing death benefit claims, surrenders, transfers and policy changes, providing reports to policy owners, and overhead costs. We guarantee not to increase this charge during the life of the policy. Before the annuity benefit date, this charge is deducted on each policy anniversary and upon a full surrender of your policy. We will waive this charge on any policy anniversary on which the policy value equals or exceeds $75,000, and in other circumstances we may waive this charge in whole or in part at our sole discretion. This charge is not deducted from any annuity payments after the annuity benefit date.

Administration Fee

We also deduct a daily charge from the subaccounts of the variable account, at an annual rate of 0.15% of the daily net assets of each variable subaccount, for administering the variable account and the policy. These expenses include costs of maintaining records, processing death benefit claims, surrenders, transfers and policy changes, providing reports to policy owners, and overhead costs. We may realize a profit from this charge. However, we guarantee not to increase this charge during the life of the policy. This charge applies both before and after the annuity benefit date.

Mortality and Expense Risk Charge

We deduct a daily charge from the variable subaccounts at an effective annual rate of 1.25% of their daily net assets. This charge compensates us for assuming certain mortality and expense risks. No mortality and expense risk charge is deducted from the fixed account. We may realize a profit from this charge and may use any profit for any purpose, including paying distribution expenses. However, the level of this charge is guaranteed for the life of the policy and may not be increased. We deduct this charge both before and after the annuity benefit date.

The mortality risk we bear arises in part from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in the policy. This assures you that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the annuity payments the annuitant will receive under the policy. Our obligation therefore relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises in part because of the risk that the death benefit may be greater than the policy value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses we incur.

Transaction Charge

You may make up to 12 withdrawals per policy year without a transaction charge. After the 12th withdrawal in a policy year, a transaction charge will apply to each additional withdrawal. The transaction charge is $20 or 2% of the amount withdrawn, whichever is less, and will not be increased. We will deduct this charge from the remaining policy value, or from the amount paid if there is not enough value remaining. The transaction charge does not apply to automatic partial withdrawals.

Transfer Fee

You may transfer your policy value among the subaccounts and/or the fixed account up to 12 times each policy year without charge. We will deduct a $25 transfer fee for each transfer in excess of 12 in a single policy year. We will not increase this fee.

Premium Taxes

We will deduct a charge for any premium taxes we incur. Depending on state and local law, premium taxes can be incurred (and we can deduct the related charge) when you make a purchase payment, when policy value is withdrawn or surrendered, or when annuity payments start. (The state premium tax rates currently range from 0% to 3.50%. Some local governments charge additional premium taxes.)

Federal Taxes

Currently no charge is made for our Federal income taxes that may be attributable to the Variable Account. We may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Variable Account may also be made. (See “Federal Tax Matters.”)

Fund Expenses

The value of the assets of the variable subaccounts will reflect the investment management fee and other expenses incurred by the corresponding portfolios of the fund (See “Summary—Fee Tables.”)

Reduction in Charges for Certain Groups

We may reduce or eliminate the withdrawal or other charges on policies that have been sold to:

(a)	our employees and sales representatives, or those of our affiliates or distributors of the policy;

(b)	our customers or distributors of the policies who are transferring existing policy values to a policy;

(c)	individuals or groups when sales of the policy result in savings of sales or administrative expenses; or

(d)	individuals or groups where purchase payments are paid through an approved group payment method and where the size and type of the group results in savings of administrative expenses.

We will not reduce or eliminate the withdrawal or other charges where state law prohibits, or where such reduction or elimination will unfairly discriminate against any person.

Annuity Payments

Election of Annuity Payment Option

As the policy owner, you have the sole right to elect an annuity payment option in the application. You can also change that election, during the lifetime of the annuitant and before the annuity benefit date, by written request any time at least 30 days before the annuity benefit date. We may require the exchange of the policy for a contract covering the option selected.

Annuity Benefit Date

Ordinarily, the first annuity payment will be made as of the annuity benefit date. You select the annuity benefit date in the application for the policy. You may change the annuity benefit date by giving us written notice at least 30 days before the new annuity benefit date.

An annuity benefit date must be the first day of any calendar month. It must also be at least 30 days after the policy’s effective date.

Annuity Payment Options

On the annuity benefit date, the policy value (less any premium taxes) may be applied to annuity payments. They can be fixed annuity payments, variable annuity payments, or a combination of both.

Fixed annuity payments provide guaranteed annuity payments which remain fixed in amount throughout the payment period. Variable annuity payments vary with the investment experience of the variable subaccounts. The dollar amount of variable annuity payments after the first is not fixed.

Annuity payment options currently include:

Life Annuity with No Guaranteed Period	This option provides annuity payments during the lifetime of the annuitant. No payment will be made after the death of the annuitant. Only one payment will be made under this method if the annuitant dies before the second payment is due; only two payments will be made if the annuitant dies before the third payment is due; and so forth.
Joint Life Annuity Continuing to the Survivor	This option provides annuity payments during the lifetime of the annuitant and a joint annuitant. Payments will continue to the survivor for the survivor’s remaining lifetime. You may also elect for payments to the survivor to reduce to two-thirds or one-half of the amount payable at the time of the first death. This election must be made at the annuity benefit date, and will result in a higher initial annuity payment. Only one payment or very few payments will be made under this method if the annuitant and joint annuitant both die before or shortly after payments begin.
Life Annuity with Monthly Payments Guaranteed	This option provides annuity payments during the lifetime of the annuitant. Various guaranteed periods of 60 months to 360 months are guaranteed available. If the annuitant dies prior to the end of this guaranteed period, annuity payments will be made to the payment option beneficiary until the end of the guaranteed period.

Other annuity payment options are currently available with our written consent.

If you have not selected an annuity payment option on the annuity benefit date, we will make monthly annuity payments during the lifetime of the annuitant with 120 monthly payments guaranteed. Unless you instruct us otherwise before the annuity benefit date, we will use your variable account value to make variable annuity payments (in accordance with the allocation of your account value among the subaccounts) and we will use your fixed account value to make fixed annuity payments.

The amount of each annuity payment under the options described above will depend on the sex and age of the annuitant (or annuitants) at the time the first payment is due. The annuity payments may be more or less than the total purchase payments, and more or less than the policy value, because:

(a)	variable annuity payments vary with the investment experience of the underlying portfolios of the variable subaccount and you therefore bear the investment risk under variable annuity payments; and

(b)	annuitants may die before the actuarially predicted date of death.

Therefore, the dollar amount of annuity payments cannot be predicted. The method of computing the annuity payments is described in more detail in the Statement of Additional Information.

The duration of the annuity payment guarantee will affect the dollar amount of each payment. For example, each payment will be less when payments are guaranteed for 20 years than when payments are guaranteed for 10 years.

Whether variable annuity payments decrease, increase, or remain level depends on whether the net investment performance is worse than the “assumed investment rate,” better than that rate, or equal to that rate. The assumed investment rate in most states is 4.0% per year (it is 3.5% where state law requires it). The dollar amount of the variable annuity payments will decrease if the actual net investment experience of the variable subaccount(s) you select is less than the assumed investment rate. The dollar amount of the variable annuity payments will increase if the actual net investment experience exceeds the assumed investment rate. The dollar amount of the variable annuity payments will stay the same if the actual net investment experience equals the assumed investment rate.

Fixed annuity payment amounts will be based on our fixed annuity payment rates in effect on the annuity benefit date. These rates are guaranteed to be equal to or greater than payments based on the Annuity 2000 Mortality Table with interest at 3.0%.

If the net amount to be applied to an annuity payment option is less than $3,000, we have the right to pay such amount in one sum. Also, if any payment would be less than $50, we have the right to reduce the frequency of payment to an interval that will result in payments of at least $50.

After the annuity benefit date, the policy value may not be withdrawn, nor may the policy be surrendered. The annuitant will be entitled to exercise any voting rights and to reallocate the value of his or her interest in the variable subaccounts. (See “Voting Rights” and “Transfers.”)

The policies offered by this prospectus contain life annuity tables that provide for different benefit payments to men and women of the same age, although they provide for unisex tables where requested and required by law. Nevertheless, in accordance with the U.S. Supreme Court’s decision in Arizona Governing Committee v. Norris, in certain employment-related situations, annuity tables that do not vary on the basis of sex must be used. Accordingly, if the policy will be used in connection with an employment-related retirement or benefit plan, you should give consideration, in consultation with your legal counsel, to the impact of Norris on any such plan before making any contributions under these policies.

Confirmation of Elections

We will attempt to contact you in writing at least sixty days before the annuity benefit date to confirm your election of the date and the payment option. Should we not be able to contact you and obtain such a confirmation, the policy will not be annuitized on the annuity benefit date, and no annuity payments will begin at that time. In such a case, the policies may become subject to any applicable unclaimed property laws in your state.

Distribution of the Policies

We have entered into a distribution agreement with United Securities Alliance, Inc. (“United Securities”)—Financial Plaza A, 7730 East Belleview Avenue, Suite AG-9, Greenwood Village, Colorado—for the distribution and sale of the policies. (United Securities is not our affiliate.) The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws and, as necessary, state insurance laws. The company and the underwriter may enter into written sales agreements with various broker-dealers to aid in the sale of the policies. We pay commissions to United Securities for sales of the policies by the selling firms. Commissions of at least 8% (for issue ages 0-70), 6.5% (for issue ages 71-80), and 4.5% (for issue ages 81+), of each purchase payment are paid to selling firms. Additional commissions may be paid in some circumstances.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to selling firms based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We also may make loans to or for the benefit of the principal underwriter or other broker-dealers.

We may pay selling firms additional amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We may make bonus payments to selling firms based on aggregate sales of our variable insurance contracts (including the policies) or persistency standards. The average amount paid during 2006 to such selling firms under such arrangements was 7 basis points of policy value, equivalent to $7 on a $10,000 investment.

A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their respective internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Policy.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;

•	the withdrawal charge;

•	the mortality and expense risk charge;

•	revenues, if any, received from the underlying portfolios or their managers; and

•	investment earnings on amounts allocated to the fixed account.

Commissions paid on the policy, including other incentives or payments, are not charged to the policy owners or the Variable Account but are taken into account in setting the level of the charges that policy owners do pay.

Subject to regulatory approvals, United Investors Life Insurance Company intends to distribute the policy in all states, except New York, and in certain possessions and territories.

Federal Tax Matters

The following discussion is general and is not intended as tax advice.

We do not intend to address the tax consequences resulting from all situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. We have not assessed the likelihood of the continuation of the present Federal income tax laws or of their current interpretation by the Internal Revenue Service. Moreover, we have not attempted to consider any applicable state or other tax laws.

The policy may be purchased on a non-tax-qualified basis (“non-qualified policy”) or as a qualified policy. Qualified policies are designed for use with retirement plans entitled to special income tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”).

Possible Changes in Taxation.    Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor regarding such developments and their effect on the policy.

Taxation of Annuities in General.    The following discussion assumes that the policy will qualify as an annuity contract for Federal income tax purposes. The Statement of Additional Information and “Required Distributions” (at page 30 of this prospectus) describe the requirements necessary to qualify.

Section 72 of the Code governs taxation of annuities in general. Amounts taxable under an annuity policy are treated as ordinary income.

An annuity owner who is a natural person generally is not taxed on increases in the value of a policy until distribution occurs. Distribution could be either in the form of a lump sum received by withdrawing all or part of the cash value (i.e., surrender or partial withdrawal) or in the form of annuity payments under the annuity payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a lump sum payment or annuity payments) is taxed as ordinary income.

An owner of any deferred annuity contract who is not a natural person generally must include in income any increase in the excess of the policy value over the owner’s “investment in the contract” during the taxable year. However, there are some exceptions to this rule, and you may wish to discuss these with your tax advisor.

The following discussion applies to policies owned by natural persons.

Withdrawals.    In the case of a withdrawal under a qualified policy, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the total policy value. The “investment in the contract” generally equals the portion, if any, of purchase payments paid with after-tax dollars (that is, purchase payments that were not excluded from the individual’s gross income). For qualified policies, the “investment in the contract” can be zero. Special rules may apply to a withdrawal from a qualified policy.

Generally, in the case of a withdrawal under a non-qualified policy before the annuity benefit date, amounts received are first treated as taxable income to the extent that the policy value immediately before the withdrawal exceeds the “investment in the contract” at that time. Any additional amount withdrawn is not taxable.

In the case of a full surrender under a non-qualified policy, the amount received generally will be taxable to the extent it exceeds the “investment in the contract.”

Annuity Payments.    Although the tax consequences may vary depending on the annuity payment option elected under the policy, generally only the portion of the annuity payment that represents the amount by which the policy value exceeds the “investment in the contract” will be taxed.

•	For variable annuity payments, in general the taxable portion of each annuity payment (prior to recovery of the “investment in the contract”) is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the “investment in the contract” by the total number of expected annuity payments.

•	For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the “investment in the contract” bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the “investment in the contract” is recovered, the full amount of any additional annuity payments is taxable.

Penalty Tax.    In the case of a distribution from a non-qualified policy, there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

(a)	made on or after the taxpayer attains age 59 1/2;

(b)	made as a result of an owner’s death or attributable to the taxpayer’s disability; or

(c)	received in substantially equal periodic payments as a life annuity.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a qualified policy. You should consult a tax advisor with regard to exceptions from the penalty tax.

Aggregation of Contracts.    All non-qualified deferred annuities entered into after October 21, 1988 that we (or our affiliates) issued to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. In addition, there may be other situations in which the U.S. Treasury Department may (under its authority to issue regulations or otherwise) conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, you should consult a competent tax advisor before purchasing more than one annuity contract.

Transfers and Assignments.    A transfer or assignment of ownership of a policy, the selection of certain annuity benefit dates, or designation of an annuitant or payee or other beneficiary who is not also the owner, may result in certain tax consequences to the policy owner that are not discussed herein. If you are contemplating any such transfer, assignment or designation, you should contact a competent tax advisor with respect to the potential tax effects of such transaction.

Death Benefits.    Amounts may be distributed from a policy because of the death of a policy owner or an annuitant. Generally, such amounts are includable in the income of the recipient as follows:

(a)	if distributed in a lump sum, they are taxed in the same manner as a full surrender of the policy, as described above; or

(b)	if distributed under an annuity payment option, they are taxed in the same manner as annuity payments, as described above.

Withholding.    Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect by written request, however, not to have tax withheld from distributions. Taxable “eligible rollover distributions” from Section 401(a), 403(a), 403(b), or governmental 457(b) plans are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse or beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, and hardship distributions. The 20% withholding does not apply, however, if the employee chooses a “direct rollover” from the plan to another tax-qualified plan, 403(b) plan, IRA or governmental 457(b) plan that agrees to separately account for rollover contributions.

Qualified Policies.    The tax rules applicable to a qualified policy vary according to the type of plan and the terms and conditions of the plan. The following events may cause adverse tax consequences:

(a)	contributions in excess of specified limits;

(b)	distributions prior to age 59 1/2 (subject to certain exceptions);

(c)	distributions that do not conform to specified commencement and minimum distribution rules; and

(d)	other circumstances specified in the Code.

We make no attempt to provide more than general information about the use of the policy with the various types of retirement plans. The terms and conditions of the retirement plans may limit the rights otherwise available to you under a qualified policy. You are responsible for determining that contributions, distributions and other transactions with respect to the qualified policy comply with applicable law. If you are purchasing an annuity contract for use with any qualified retirement plan, you should consult your legal counsel and tax advisor regarding the suitability of the annuity contract.

Required Distributions.    For qualified plans under Sections 401(a), 403(a), and 403(b), the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the policy owner (or plan participant): (a) reaches age 70 1/2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70 1/2. For Individual Retirement Annuities (IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70 1/2.

Corporate Pension and Profit-Sharing Plans.    Section 401(a) of the Code permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this policy is purchased by a Section 401(a) plan and later assigned or transferred to any individual. The policy includes a death benefit that in some cases may exceed the greater of purchase payments or policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax advisor.

Individual Retirement Annuities.    Section 408 of the Code limits the amount which may be contributed to an IRA each year to the lesser of a specified annual amount or the amount of compensation includible in the policy owner’s gross income for the year. These contributions may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the policy meets IRA qualification requirements.

Roth IRAs.    Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that—once aggregate distributions exceed contributions to the Roth IRA—income tax and a 10% penalty tax may apply to distributions made:

(a)	before age 59 1/2 (subject to certain exceptions); or

(b)	during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

A 10% penalty tax may apply to a conversion from an IRA if the distribution is made during the five taxable years beginning with the year in which the conversion occurred.

No distribution from a Roth IRA is required at any time before the policy owner’s death.

Federal Estate Taxes.    While no attempt is being made to discuss the Federal estate tax implications of the policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax.    Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Annuity purchases by residents of Puerto Rico.    In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity purchases by nonresident aliens and foreign corporations.    The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

All Policies.    As noted above, the foregoing comments about the Federal tax consequences under the policy are not exhaustive, and special rules apply to other tax situations not discussed in this prospectus. Further, the Federal tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate tax and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a policy depend on the individual circumstances of each policy owner or recipient of a distribution. A competent tax advisor should be consulted for further information.

Historical Performance Data

We may advertise yields and total returns for the subaccounts of the Variable Account. In addition, we may advertise the effective yield of the money market subaccount. These figures are historical and are not intended to indicate future performance.

The yield of the money market subaccount is the annualized income generated by an amount invested in that option over a specified seven-day period. We assume that the income generated for that seven-day period is generated each seven-day period over a 52-week period. We show the result as a percentage of the amount invested. We calculate the effective yield similarly but assume that the income earned is reinvested every seven days. The compounding effect of this assumed reinvestment causes the effective yield to be slightly higher than the yield.

We calculate the total return of subaccounts for portfolios other than the money market portfolio for various periods of time, including: (a) one year; (b) five years; (c) ten years; and (d) the period starting when the subaccount commenced operations.

The average annual total return is the annual compounded rate of return at which an initial investment of $1,000 would have grown to reach to the redeemable value of that investment at the end of each of the various measurement periods. We may also disclose cumulative total returns and returns for various time periods.

We may disclose performance figures that reflect the withdrawal charge, and also figures that assume the policy is not surrendered and therefore do not reflect any withdrawal charge.

The Statement of Additional Information has more information about performance data calculations.

Voting Rights

To the extent required by law, we will vote shares of the portfolios held by the Variable Account according to instructions received from persons having voting interests in those variable subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, or if we determine that we are allowed to vote the portfolio shares in our own right, we may elect to do so. The funds do not hold regular annual shareholder meetings.

The number of votes that you may direct to us to cast will be calculated separately for each variable subaccount. We will determine that number by applying your percentage interest, if any, in a particular variable subaccount to the total number of votes attributable to that variable subaccount. Before the annuity benefit date, you hold a voting interest in each variable subaccount to which policy value is allocated. After the annuity benefit date, the person receiving variable annuity payments has the voting interest. After the annuity benefit date, the votes attributable to a policy decrease as the value of the variable subaccounts under your policy decrease with each variable annuity payment. In determining the number of votes, fractional shares will be recognized. Please note that the effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

The number of votes for a portfolio which are available will be determined as of the record date established by each fund. Voting instructions will be solicited by written communication prior to a shareholder meeting in accordance with procedures established by the fund.

Portfolio shares attributable to the policies for which no timely instructions are received will be voted in proportion to the voting instructions which are received with respect to all Titanium Investor Variable Annuity policies participating in the variable subaccount. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a variable subaccount will receive proxy material, reports and other materials relating to the appropriate portfolio of each fund.

United Investors Life Insurance Company

We were incorporated in the State of Missouri on August 17, 1981, as the successor to a company of the same name established in Missouri on September 27, 1961. We are a stock life insurance company, indirectly owned by Torchmark Corporation, an insurance holding company. Our principal business is selling life insurance and annuity contracts. We are admitted to do business in the District of Columbia and all states except New York. The obligations under the policy are our obligations.

Published Ratings

We may publish (in advertisements, sales literature, and reports to policy owners) the ratings and other information assigned to us by one or more independent insurance industry analysts or rating organizations such as A. M. Best Company, Standard & Poor’s Corporation, and Weiss Research, Inc. These ratings reflect the organization’s current opinion of an insurance company’s financial strength and operating performance in comparison to the norms for the insurance industry; they do not reflect the strength, performance, risk, or safety (or lack thereof) of the variable subaccounts. The claims-paying ability rating as measured by Standard & Poor’s is an opinion of an operating insurance company’s financial capacity to meet its obligations under its outstanding insurance and annuity policies.

Legal Proceedings

United Investors, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, United Investors believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Account, on the ability of United Securities Alliance, Inc. to perform under its principal underwriting agreement, or the ability of United Investors to meet its obligations under the policy.

Financial Statements

Our financial statements and the financial statements of the Variable Account are contained in the Statement of Additional Information. Our financial statements should be distinguished from the Variable Account’s financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the policies. For a free copy of these financial statements and/or the Statement of Additional Information, please call or write to us at our home office or return the tear-off card at page 53 of this prospectus.

Condensed Financial Information

The following table gives “per unit” information about the financial history of each variable subaccount since its inception. This information should be read in conjunction with the Variable Account’s financial statements (including the notes thereto) included in the Statement of Additional Information.

Subaccount	Year		Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Accumulation Units Outstanding at End of Period
AIM V.I. Capital Appreciation Fund	2006		6.701	7.024	177,917
	2005		6.244	6.701	106,084
	2004		5.938	6.244	129,857
	2003		4.649	5.938	150,819
	2002		6.233	4.649	133,962
	2001		8.240	6.233	71,655
	2000	*	10.000	8.240	7,383
AIM V.I. Capital Development Fund	2006	***	10.000	11.114	1,888
AIM V.I. Core Equity Fund	2006		7.446	8.569	218,126
	2005		7.170	7.446	92,942
	2004		6.673	7.170	108,051
	2003		5.438	6.673	98,496
	2002		6.533	5.438	104,597
	2001		8.587	6.533	48,164
	2000	*	10.000	8.587	3,058
AIM Government Securities	2006		10.172	10.387	13,024
	2005		10.146	10.172	1,558
	2004		10.032	10.146	4,631
	2003	**	10.000	10.032	-0-
AIM V.I. International Growth Fund	2006		10.553	13.345	59,341
	2005		9.074	10.553	44,844
	2004		7.421	9.074	37,545
	2003		5.831	7.421	32,955
	2002		7.012	5.831	39,643
	2001		9.301	7.012	21,446
	2000	*	10.000	9.301	4,544
AIM V.I. Technology Fund	2006		2.868	3.125	273,530
	2005		2.846	2.868	286,421
	2004		2.759	2.846	315,204
	2003		1.926	2.759	317,406
	2002		3.674	1.926	219,066
	2001		6.878	3.674	131,552
	2000	*	10.000	6.878	13,011
AIM V.I. Utilities Fund	2006		8.370	10.356	89,647
	2005		7.265	8.370	57,704
	2004		5.963	7.265	47,860
	2003		5.148	5.963	58,334
	2002		6.552	5.148	59,724
	2001		9.831	6.552	42,461
	2000	*	10.000	9.831	3,035
Alger American Balanced Portfolio	2006		11.301	11.670	6,548
	2005		10.569	11.301	5,597
	2004		10.251	10.569	4,761
	2003	**	10.000	10.251	80
*	The Variable Account commenced operations on November 6, 2000.
**	Effective 11/24/03, subaccount added.
***	Effective 1/6/06, subaccount added.

Subaccount	Year		Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Accumulation Units Outstanding at End of Period
Alger American Growth Portfolio	2006		7.816	8.104	233,694
	2005		7.074	7.816	267,578
	2004		6.800	7.074	271,569
	2003		5.102	6.800	251,124
	2002		7.722	5.102	134,937
	2001		8.881	7.722	77,074
	2000	*	10.000	8.881	6,835
Alger American Income & Growth Portfolio	2006		7.672	8.270	135,954
	2005		7.521	7.672	144,122
	2004		7.072	7.521	150,216
	2003		5.524	7.072	133,923
	2002		8.130	5.524	109,641
	2001		9.624	8.130	42,700
	2000	*	10.000	9.624	2,443
Alger American Leveraged AllCap Portfolio	2006		7.281	8.564	136,805
	2005		6.452	7.281	140,302
	2004		6.048	6.452	137,503
	2003		4.552	6.048	140,442
	2002		6.985	4.552	127,410
	2001		8.427	6.985	60,952
	2000	*	10.000	8.427	1,155
Alger American MidCap Growth Portfolio	2006		10.283	11.169	269,965
	2005		9.495	10.283	279,905
	2004		8.518	9.495	292,841
	2003		5.845	8.518	296,856
	2002		8.412	5.845	169,186
	2001		9.127	8.412	91,812
	2000	*	10.000	9.127	2,939
Dreyfus VIF-Appreciation Portfolio	2006		8.837	10.150	189,571
	2005		8.585	8.837	191,026
	2004		8.288	8.585	208,287
	2003		6.936	8.288	200,858
	2002		8.446	6.936	29,063
	2001		9.445	8.446	19,974
	2000	*	10.000	9.445	414
Dreyfus VIF-Money Market Portfolio	2006		10.317	10.639	183,043
	2005		10.191	10.317	249,553
	2004		10.253	10.191	236,995
	2003		10.325	10.253	227,606
	2002		10.321	10.325	233,016
	2001		10.069	10.321	123,695
	2000	*	10.000	10.069	28,281
*	The Variable Account commenced operations on November 6, 2000.

Subaccount	Year		Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Accumulation Units Outstanding at End of Period
Dreyfus VIF-Quality Bond Portfolio	2006		12.400	12.745	109,633
	2005		12.270	12.400	125,746
	2004		12.011	12.270	151,831
	2003		11.633	12.011	145,360
	2002		10.947	11.633	124,538
	2001		10.400	10.947	40,715
	2000	*	10.000	10.400	8,796
The Dreyfus Socially Responsible Growth Fund, Inc.	2006		6.315	6.801	46,800
	2005		6.181	6.315	49,061
	2004		5.901	6.181	50,904
	2003		4.749	5.901	51,167
	2002		6.779	4.749	48,968
	2001		8.879	6.779	41,083
	2000	*	10.000	8.879	1,196
DWS Dreman High Return Equity VIP	2006	***	10.000	11.373	869
DWS Dreman Small Mid Cap Value VIP	2006	***	10.000	11.861	5,052
DWS Equity 500 Index VIP	2006		11.895	13.551	31,314
	2005		11.523	11.895	50,742
	2004		10.567	11.523	63,174
	2003	**	10.000	10.567	18,037
DWS High Income VIP	2006	***	10.000	10.818	608
DWS Large Cap Value VIP	2006	***	10.000	11.035	2,466
DWS Mid Cap Growth VIP	2006	***	10.000	10.526	305
DWS Small Cap Index VIP	2006		13.034	15.101	94,670
	2005		12.677	13.034	105,201
	2004		10.917	12.677	107,966
	2003		7.561	10.917	98,557
	2002		9.655	7.561	32,764
	2001		9.593	9.655	9,614
	2000	*	10.000	9.593	306
Evergreen VA Balanced Fund	2006		9.568	10.365	13,999
	2005		9.215	9.568	16,441
	2004		8.791	9.215	13,077
	2003		7.701	8.791	11,538
	2002		8.645	7.701	9,594
	2001		9.589	8.645	4,173
	2000	*	10.000	9.589	-0-
Evergreen VA International Equity Fund	2006		10.416	12.651	29,187
	2005		9.106	10.416	25,851
	2004		7.746	9.106	18,383
	2003		6.373	7.746	14,453
	2002		8.105	6.373	17,745
	2001		9.495	8.105	10,752
	2000	*	10.000	9.495	426
*	The Variable Account commenced operations on November 6, 2000.
**	Effective 11/24/03, subaccount added.
***	Effective 1/6/06, subaccount added.

Subaccount	Year		Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Accumulation Units Outstanding at End of Period
Evergreen VA Special Value Fund	2006		17.607	21.104	113,273
	2005		16.120	17.607	117,929
	2004		13.581	16.120	117,805
	2003		10.633	13.581	114,113
	2002		12.338	10.633	137,357
	2001		10.594	12.338	44,625
	2000	*	10.000	10.594	254
MFS Emerging Growth Series	2006		5.782	6.152	118,040
	2005		5.370	5.782	129,110
	2004		4.821	5.370	146,790
	2003		3.754	4.821	141,907
	2002		5.748	3.754	128,610
	2001		8.764	5.748	72,143
	2000	*	10.000	8.764	1,824
MFS High Income Series	2006		11.106	12.088	17,069
	2005		11.024	11.106	42,842
	2004		10.243	11.024	47,724
	2003	**	10.000	10.243	40,141
MFS Investors Trust Series	2006		8.771	9.773	33,398
	2005		8.288	8.771	61,558
	2004		7.548	8.288	73,324
	2003		6.267	7.548	41,848
	2002		8.041	6.267	47,240
	2001		9.703	8.041	25,468
	2000	*	10.000	9.703	538
MFS Research Series	2006		7.710	8.400	27,666
	2005		7.253	7.710	27,458
	2004		6.349	7.253	25,673
	2003		5.163	6.349	27,116
	2002		6.938	5.163	28,348
	2001		8.936	6.938	16,765
	2000	*	10.000	8.936	306
MFS Total Return Series	2006		12.213	13.477	227,024
	2005		12.045	12.213	239,396
	2004		10.973	12.045	251,526
	2003		9.566	10.973	244,135
	2002		10.230	9.566	221,563
	2001		10.350	10.230	65,319
	2000	*	10.000	10.350	3,954
MFS Value Series	2006	***	10.000	11.587	3,770
Franklin Global Real Estate Securities Fund	2006		15.177	18.048	70,165
	2005		13.563	15.177	54,860
	2004		10.436	13.563	42,376
	2003	**	10.000	10.436	-0-
Franklin Large Cap Value Fund	2006	***	10.000	11.191	2,204
Franklin Zero Coupon Fund-2010	2006		10.302	10.402	11,205
	2005		10.310	10.302	6,204
	2004		10.010	10.310	4,738
	2003	**	10.000	10.010	-0-

*	The Variable Account commenced operations on November 6, 2000.
**	Effective 11/24/03, subaccount added.
***	Effective 1/6/06, subaccount added.

Subaccount	Year		Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Accumulation Units Outstanding at End of Period
Templeton Global Asset Allocation Fund	2006		12.835	15.329	73,138
	2005		12.569	12.835	77,857
	2004		11.015	12.569	90,756
	2003		8.465	11.015	83,344
	2002		8.979	8.465	26,063
	2001		10.112	8.979	15,955
	2000	*	10.000	10.112	-0-
Templeton Foreign Securities Fund	2006		11.193	13.405	67,780
	2005		10.303	11.193	85,917
	2004		8.815	10.303	84,269
	2003		6.761	8.815	66,866
	2002		8.419	6.761	38,595
	2001		10.165	8.419	4,891
	2000	*	10.000	10.165	-0-
Templeton Global Income Securities	2006		11.436	12.718	21,690
	2005		11.965	11.436	2,196
	2004		10.576	11.965	570
	2003	**	10.000	10.576	-0-
Wells Fargo Advantage VT Asset Allocation Fund	2006	***	10.000	10.797	112
Wells Fargo Advantage VT Discovery Fund	2006		5.720	6.467	125,623
	2005		5.292	5.720	119,795
	2004		4.504	5.292	108,728
	2003		3.403	4.504	118,732
	2002		5.526	3.403	86,928
	2001		8.096	5.526	74,063
	2000	*	10.000	8.096	4,438
Wells Fargo Advantage VT Opportunity Fund	2006		11.555	12.787	146,220
	2005		10.861	11.555	147,326
	2004		9.317	10.861	136,036
	2003		6.896	9.317	127,638
	2002		9.557	6.896	112,885
	2001		10.065	9.557	61,507
	2000	*	10.000	10.065	2,480
Wells Fargo Advantage VT Total Return Bond Fund	2006	***	10.000	10.225	236

*	The Variable Account commenced operations on November 6, 2000.
**	Effective 11/24/03, subaccount added.
***	Effective 1/6/06, subaccount added.

Statement of Additional Information

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the table of contents for the Statement of Additional Information:

The Policy	3
Definitions	3
Accumulation Units	5
Annuity Units	5
Net Investment Factor	5
Determination of Annuity Payments	6
Fixed Annuity Payments	6
Variable Annuity Payments	6
The Contract	6
Misstatement of Age or Sex	7
Annual Report	7
Non-Participation	7
Ownership	7
Beneficiary	7
Change of Ownership or Beneficiaries	7
Assignment	8
Incontestability	8
Evidence of Survival	8
Performance Data Calculations	8
Yields and Total Returns	8
Average Annual Total Return Calculations	9
Other Performance Data	12
Adjusted Historical Portfolio Performance Data	12
Federal Tax Matters	15
Taxation of United Investors	15
Tax Status of the Policies	15
Required Distributions	15
Addition, Deletion or Substitution of Investments	16
Distribution of the Policy	16
Safekeeping of Variable Account Assets	17
State Regulation	17
Records and Reports	17
Legal Matters	17
Experts	18
Potential Conflicts of Interest	18
Other Information	18
Financial Statements	19

Appendix A

State Variations

For Policies issued to residents of the state of Alabama:

Withdrawal Charge Rates:

Number of Full Years Since Receipt of Purchase Payment:	<1	1	2	3	4	5	6	7	8	9	10+
Withdrawal Charge (% of Purchase Payment):	9%	9%	8.5%	7.75%	7%	6%	5%	4%	3%	2%	0%

For Policies issued to residents of the state of Connecticut:

Withdrawal Charge Rates:

Number of Full Years Since Receipt of Purchase Payment:	<1	1	2	3	4	5	6	7	8	9	10+
Withdrawal Charge (% of Purchase Payment):	9%	9%	8%	7%	6%	5%	4%	3%	2%	1%	0%

For Policies issued to residents of the state of Texas:

Withdrawal Charge Rates:

Number of Full Years Since Receipt of Purchase Payment:	<1	1	2	3	4	5	6	7	8	9	10+
Withdrawal Charge (% of Purchase Payment):	9%	9%	8.5%	7.75%	7%	6%	5%	4%	3%	2%	0%

For Policies issued to residents of the state of Massachusetts:

The Fixed Account funding choice is not available.

For Policies issued to residents of the state of Oregon:

The Fixed Account funding choice is not available.

For Policies issued to residents of the state of Pennsylvania:

The Waiver of Withdrawal Charges Rider is only available to an Owner, Age 75 or younger on the policy date.

The Total Disability Provision is not available at any age.

For Policies issued to residents of the state of Washington:

The Fixed Account funding choice is not available.

Other:

There are other variations in certain states. Your policy governs the exact terms for you.

This Prospectus sets forth information about the Titanium Investor Variable Annuity Policy that a prospective investor should know before investing. The Statement of Additional Information contains more detailed information about the policy and the Variable Account. This Statement of Additional Information is available upon request at no charge. To obtain such information, return this request form to the address shown below:

---------------------------------------------------------------"--------------------------------------------------------------

TO:    United Investors Life Insurance Company

Variable Products Division

P.O. Box 12101

Birmingham, AL 35202-2101

Please send me a Statement of Additional Information for the Titanium Investor Variable Annuity (TVA).

Name

Address

Telephone (         )

UI-503

TITANIUM ANNUITY VARIABLE ACCOUNT

UNITED INVESTORS LIFE INSURANCE COMPANY

Variable Products Division

2001 Third Avenue South (35233)

P.O. Box 12101

Birmingham, Alabama 35202-2101

Telephone: (800) 999-0317

STATEMENT OF ADDITIONAL INFORMATION

Variable Annuity Policy

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Titanium Investor Variable Annuity Policy (the “Policy”) offered by United Investors Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2007, by writing or calling us at our address or phone number shown above. Terms used in the current Prospectus for the Policy are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

Dated May 1, 2007

	Page	Corresponding Page in Prospectus
The Policy	3
Definitions	3
Accumulation Units	5
Annuity Units	5
Net Investment Factor	5
Determination of Annuity Payments	6
Fixed Annuity Payments	6
Variable Annuity Payments	6
The Contract	6
Misstatement of Age or Sex	7
Annual Report	7
Non-Participation	7
Ownership	7
Beneficiary	7
Change of Ownership or Beneficiaries	7
Assignment	8
Incontestability	8
Evidence of Survival	8
Performance Data Calculations	8	44
Yields and Total Returns	8
Average Annual Total Return Calculations	9
Other Performance Data	12
Adjusted Historical Portfolio Performance Data	12
Federal Tax Matters	15	40
Taxation of United Investors	15
Tax Status of the Policies	15
Required Distributions	15
Addition, Deletion or Substitution of Investments	16
Distribution of the Policy	16	39
Safekeeping of Variable Account Assets	17
State Regulation	17
Records and Reports	17
Legal Matters	17	45
Experts	18
Potential Conflicts of Interest	18
Other Information	18
Financial Statements	19	46

The Policy

As a supplement to the description in the Prospectus, the following provides additional information about the Policy.

Definitions

The following words and phrases are defined and used in your policy, and many of them are also used in the Prospectus and in this Statement of Additional Information.

Accumulation Unit - An accounting unit used to calculate the Policy Value.

Age - The issue Age shown under Policy Data as determined by us from the date of birth stated in the application. Attained ages are determined from the Policy Date. No Policy will be issued if either the Owner or Annuitant is over Age 90. We use age last birthday.

Annuitant - The person on whose life Annuity Payments depend. If the Policy Owner names more than one person as an “Annuitant,” the second person named shall be referred to as “Co-Annuitant.” The “Annuitant” and “Co-Annuitant” will be referred to collectively as the “Annuitant.”

Annuity Benefit Date - The date on which Annuity Payments are to start. The Annuity Benefit Date is shown under Policy Data unless changed.

Annuity Unit - An accounting unit used to calculate the value of Variable Annuity Payments.

Fixed Account - Part of the General Account of United Investors Life Insurance Company to which You may allocate all or a portion of your Purchase Payments or Policy Values.

Fixed Annuity - An Annuity with payments which are guaranteed to remain fixed in amount throughout the payment period.

General Account - The General Account consists of all assets of United Investors Life Insurance Company other than those in any separate account.

Net Purchase Payment - The Purchase Payment less any deduction for premium taxes.

Policy Anniversary - The same day and month as the Policy Date each year the Policy remains in force.

Policy Date - The date from which Policy Anniversaries and Policy Years are determined. Your Policy Date is shown under Policy Data.

Policy Value - The Policy Value is equal to the Variable Account Value plus the Fixed Account Value.

Policy Year - A year that starts on the Policy Date or on a subsequent Policy Anniversary.

Purchase Payment - An amount paid by the Owner to us as consideration for the benefits provided by this Policy.

Subaccount - The Subaccounts named under the Policy Data. Each is a part of a Variable Account of ours.

Surrender Value - The Policy Value less any withdrawal charges, the Annual Contract Maintenance Charge, and applicable deductions for premium taxes.

Valuation Date - Each day that the New York Stock Exchange is open for regular trading and our home office is open for business. The close of regular trading on the New York Stock Exchange usually is 4:00 p.m. Eastern time. Currently, November 23, the Friday after Thanksgiving and December 24, Christmas Eve, are not business days. (The policy form uses the term “Valuation Date” to refer to business days.)

Valuation Period - The interval of time between a Valuation Date and the next Valuation Date. It is measured from the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on one Valuation Date to the close of regular trading on the New York Stock Exchange on the next Valuation Date.

3

Variable Account - The Titanium Annuity Variable Account, a separate account maintained by us.

Variable Annuity - An Annuity with payments which vary in amount with the investment experience of the Subaccounts of the Variable Account.

We, our, us - United Investors Life Insurance Company.

You, your - The Owner or Joint Owner of this Policy. The Owner may be someone other than the Annuitant. The Owner is shown in the application unless the Owner has been changed as provided in this Policy.

4

Accumulation Units

An Accumulation Unit is an accounting unit used prior to the Annuity Benefit Date to calculate the Variable Account Value. The portion of a Net Purchase Payment that you allocate to a Subaccount of the Variable Account is credited as Accumulation Units in that Subaccount. Similarly, the value that you transfer to a Subaccount of the Variable Account is credited as Accumulation Units in that Subaccount. The number of Accumulation Units to credit is determined by dividing (1) the dollar amount allocated to the Subaccount by (2) the Subaccount’s appropriate Accumulation Unit Value for the Valuation Period in which we received the Purchase Payment or transfer request (in the case of the initial Purchase Payment, we will credit Accumulation Units for that Purchase Payment based on the Accumulation Unit value for the Policy Date).

The value of an Accumulation Unit for each Subaccount was initially arbitrarily set at $10. The value for any later Valuation Period is found by multiplying the Accumulation Unit Value for a Subaccount for the last prior Valuation Period by such Subaccount’s Net Investment Factor (described below) for the following Valuation Period. Like the Policy Value, the value of an Accumulation Unit may increase or decrease from one Valuation Period to the next.

Annuity Units

An Annuity Unit is an accounting unit used after the Annuity Benefit Date to calculate the value of Variable Annuity Payments. The value of an Annuity Unit in each Subaccount was initially set at $10. The value for any later Valuation Period is determined by (a) multiplying the Annuity Unit Value for a Subaccount for the last prior Valuation Period for such Subaccount’s Net Investment Factor for the following Valuation Period, and then (b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the amount of the first Variable Annuity Payment. The value of an Annuity Unit for each Subaccount changes to reflect the investment performance of the Portfolio underlying that Subaccount.

Net Investment Factor

The Net Investment Factor is an index applied to measure the investment performance of a Subaccount of the Variable Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than one, so the value of a Subaccount may increase or decrease.

The Net Investment Factor of a Subaccount for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

(1)	is the result of:

(a)	the net asset value per Portfolio share held in the Subaccount, determined at the end of the current Valuation Period; plus

(b)	the per share amount of any dividend or capital gain distributions on the Portfolio shares held in the Subaccount, if the “ex-dividend” date occurs during the current Valuation Period; plus or minus

(c)	a charge or credit for any taxes reserved for the current Valuation Period which we determine to have resulted from the investment operations of the Subaccount;

(2)	is the result of:

(a)	the net asset value per Portfolio share of the Portfolio shares held in the Subaccount, determined at the end of the previous Valuation Period; plus or minus

5

(b)	the charge or credit for any taxes reserved for the previous Valuation Period; and

(3)	is a deduction for the 1.25% Mortality and Expense Risk Charge (daily rate of .003425%) and the 0.15% Administration Fee (daily rate of .000411%).

Determination of Annuity Payments

At the Annuity Benefit Date, the Policy Value, less any applicable premium taxes, may be applied to make Fixed Annuity Payments, Variable Annuity Payments, or a combination thereof.

Fixed Annuity Payments.

Fixed Annuity Payments provide guaranteed annuity payments which remain fixed in amount throughout the payment period. Fixed Annuity Payments do not vary with the investment experience of the Subaccounts. The payment amount will be based on our Fixed Annuity Payment rates in effect on the settlement date. These rates are guaranteed to be equal to or greater than payments based on the Annuity 2000 Mortality Table with interest at 3.0%. Where requested and required by law unisex tables will be used.

Variable Annuity Payments.

The dollar amount of the first Variable Annuity Payment is determined by multiplying the net value (policy value less any applicable premium taxes) applied by purchase rates based on the Annuity 2000 Mortality Table with interest at 4.0% in most states. Where requested and required by law unisex tables will be used.

The portion of the first Variable Annuity Payment attributed to each Subaccount is divided by the Annuity Unit Value for the Subaccount (as of the same date that the amount of the first Variable Annuity Payment is determined) to determine the number of Annuity Units upon which later Variable Annuity Payments will be made. This number of Annuity Units will not change unless subsequently changed by reallocation (transfer). The dollar amount of each monthly Variable Annuity Payment after the first Annuity Payment will equal the sum of the number of Annuity Units credited to each Subaccount multiplied by the Annuity Unit Value for each respective Subaccount for the Valuation Period.

After the Annuity Benefit Date, the Annuitant may transfer Annuity Units among the Subaccounts, no more than once each Policy Year, by sending a written request to United Investors. A transfer will be made as of the next Annuity Payment Date, by converting Annuity Units for the value transferred from a Subaccount into Annuity Units in the Subaccount to which the value is transferred. Transfers may cause the number of Annuity Units to change, but will not change the dollar amount of the Variable Annuity Payment as of the date of transfer.

United Investors guarantees that the dollar amount of monthly Variable Annuity Payments after the first payment will not be affected by variations in expenses or mortality experience.

The Contract

The entire contract is made up of the Policy, any riders, and the written application. All statements made in the application are considered representations and not warranties. Only the statements made in the written application can be used by us to defend a claim or void the Policy.

Changes to the Policy are not valid unless we make them in writing. They must be signed by one of our officers. No registered representative has authority to change the Policy or to waive any of its provisions.

6

Misstatement of Age or Sex

If the Annuitant’s age or sex is misstated, we will adjust each benefit and any amount to be paid to reflect the correct age and sex. The amount of any underpayment in benefits will be paid in one sum with interest at a rate of 6% per annum. The amount of any overpayment in benefits, with interest at a rate of 6% per annum, will be charged against future Annuity Payments.

Annual Report

At least once each Policy Year prior to the Annuity Benefit Date we will send you a report on your Policy. It will show the current Policy Value, the current Fixed Account Value, the current value of the Subaccounts of the Variable Account, the Purchase Payments paid, all charges and partial withdrawals since the last report, the current Surrender Value and the current Death Benefit. We will also include in the report any other information required by state law or regulation. Other items, such as Purchase Payments made by automatic deduction from your checking account, may be confirmed in quarterly reports. Further, we will send you the reports required by the Investment Company Act of 1940. You may request additional reports during the year but we may charge a fee for any additional reports.

Non-Participation

The Policy is non-participating. This means that no dividends will be paid on your Policy. It will not share in our profits or surplus earnings.

Ownership

The Policy belongs to you, the Policyowner. Unless you provide otherwise, you may receive all benefits and exercise all rights of the Policy prior to the Annuity Benefit Date. These rights and the rights of any Beneficiary are subject to the rights of any assignee. If there is more than one Owner at a given time, all must exercise the rights of ownership by joint action.

Beneficiary

The Beneficiary means the person, persons or entity entitled to Death Benefit proceeds under this Policy upon death of the Owner (or Annuitant if the Owner is not a natural person) before the Annuity Benefit Date. If the Policy has joint Owners and one Owner dies, the surviving Joint Owner will be deemed the Beneficiary. The rights of any Beneficiary who dies before the Owner (or Annuitant if the Owner is not a natural person) will pass to the surviving Beneficiary or Beneficiaries unless you provide otherwise. If no Beneficiary is living at the Owner’s death if the Owner is a natural person, we will pay the Death Benefit, if any, to the Joint Owner, if living; otherwise, it will be paid to the deceased’s estate. (If the Owner is not a natural person and no Beneficiary is living at the Annuitant’s death, we will pay the Death Benefit, if any, to the Annuitant’s estate.)

Change of Ownership or Beneficiaries

Unless you provide otherwise in writing to us, you may change the Owner or the Beneficiary or the Payment Option Beneficiary during your lifetime. Any changes must be made by written request filed with us at our home office. The change takes effect on the date the request was signed, but it will not apply to payments made by us before we accept your written request. We may require you to submit the Policy to us at our home office before making a change. A change of ownership may be a taxable event. You should consult your tax advisor prior to making any change.

7

Assignment

You may assign the Policy, but we will not be responsible for the validity of any assignment and no assignment will bind us until it is filed in writing at our home office. When it is filed, your rights and the rights of any Beneficiary will be subject to it. An assignment of the Policy may be a taxable event. Your ability to assign a Qualified Policy may be restricted. You should consult your tax advisor prior to making any assignment.

Incontestability

United Investors will not contest the Policy.

Evidence of Survival

Where any payments under the Policy depend on the annuitant or payee being alive, we may require proof of survival prior to making the payments.

Performance Data Calculations

We may advertise the yield and effective yield of the Money Market Subaccount. In addition, we may advertise the total returns for other Subaccounts of the Variable Account. All performance data calculations for the Variable Account will be in accordance with uniformly imposed SEC regulations.

Yields and Total Returns

From time to time, we may advertise or include in sales literature historical performance data, including yields, effective yields, and annual total returns for the variable subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Effective yields and total returns for a variable subaccount are based on the investment performance of the corresponding portfolio. A portfolio’s performance reflects the portfolio’s expenses. See the prospectuses for the underlying mutual fund portfolios.

In advertising and sales literature, the performance of each variable subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuity investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the variable subaccounts. Lipper Analytical Services, Inc. (“Lipper”) and Variable Annuity Research Data Service (“VARDS”) are independent services that monitor and rank the performance of variable annuity issuers in major categories of investment objectives on an industry-wide basis. The performance analyses prepared by Lipper and VARDS each rank these issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, surrender charges, insurance charges, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. In addition to Lipper and VARDS, we also may rely on other third-party independent services to provide similar information.

Advertising and sales literature may also compare the performance of each variable subaccount to the Standard & Poor’s Composite Index of 500 stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any “deduction” for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as sources of performance comparison.

8

We may also report other information, including the effect of tax-deferred compounding on a variable subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from variable subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio’s investment experience is positive.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. Average annual total return figures are based on historical earnings and are not intended to indicate future performance. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolio in which a variable subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Average Annual Total Return Calculations

For each Subaccount of the Variable Account other than the Money Market Subaccount an average annual total return may be calculated for a given period. It is computed by finding the average annual compounded rate of return over one, five and ten year periods (or, where a Subaccount has been in existence for a period less than one, five or ten years, for such lesser period) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)^n = ERV

Where

P	=	a hypothetical initial payment of $1,000

T	=	average annual total return

N	=	number of years in the period

ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten year periods (or fractional portion thereof) at the end of such period.

All recurring fees that are charged to all Policy Owner accounts are recognized in the ending redeemable value. The average annual total return calculation will also reflect the effect of Withdrawal Charges that may be applicable due to surrender of the Policy at the end of a particular period.

9

The figures below represent past performance and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses which may not continue in the future.

Standard Average Annual Total Return

Subaccount	1 Year to 12/31/06	3 Years to 12/31/06	5 Years to 12/31/06	Inception* to 12/31/06
AIM V.I. Capital Appreciation Fund – Series I Shares	-4.26%	3.06%	0.82%	-7.28%
AIM V.I. Capital Development Fund – Series I Shares ***	—	—	—	2.05%
AIM V.I. Core Equity Fund – Series I Shares	5.99%	6.15%	4.15%	-3.93%
AIM V.I. Government Securities Fund – Series I Shares **	-6.98%	-1.78%	—	-1.62%
AIM V.I. International Growth Fund – Series I Shares	17.37%	19.56%	12.66%	3.78%
AIM V.I. Technology Fund – Series I Shares	-0.14%	1.46%	-5.19%	-20.70%
AIM V.I. Utilities Fund – Series I Shares	14.63%	18.11%	8.35%	-0.68%
Alger American Balanced Portfolio – Class O Shares **	-5.82%	1.65%	—	2.47%
Alger American Growth Portfolio – Class O Shares	-5.40%	3.34%	-0.72%	-4.88%
Alger American Income & Growth Portfolio – Class O Shares	-1.30%	2.64%	-1.40%	-4.53%
Alger American Leveraged AllCap Portfolio – Class O Shares	8.52%	9.90%	2.66%	-3.94%
Alger American MidCap Growth Portfolio – Class O Shares	-0.48%	6.94%	4.42%	0.64%
Dreyfus VIF-Appreciation Portfolio – Initial Shares	5.77%	4.36%	2.22%	-1.02%
Dreyfus VIF-Quality Bond Portfolio – Initial Shares	-6.30%	-0.98%	1.53%	2.97%
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares	-1.40%	2.10%	-1.69%	-7.83%
DWS Dreman High Return Equity VIP-Class A ***	—	—	—	4.64%
DWS Dreman Small Mid Cap Value VIP-Class A ***	—	—	—	9.52%
DWS Equity 500 Index VIP **	4.83%	6.09%	—	7.91%
DWS High Income VIP-Class A ***	—	—	—	-0.91%
DWS Large Cap Value VIP-Class A ***	—	—	—	1.27%
DWS Mid Cap Growth VIP-Class A ***	—	—	—	-3.83%
DWS Small Cap Index VIP	6.77%	8.99%	8.11%	6.01%
Evergreen VA Balanced Fund	-0.77%	2.94%	2.17%	-0.66%
Evergreen VA International Equity Fund	12.36%	15.58%	8.06%	2.84%
Evergreen VA Special Values Fund	10.77%	13.58%	10.17%	12.19%
MFS® Emerging Growth Series	-2.69%	5.90%	-0.30%	-9.50%
MFS® High Income Series **	-0.25%	2.98%	—	3.74%
MFS® Investors Trust Series	2.34%	6.46%	2.47%	-1.67%
MFS® Research Series	-0.14%	7.28%	2.38%	-4.27%
MFS® Total Return Series	1.25%	4.46%	4.25%	3.96%
MFS® Value Series ***	—	—	—	6.78%
Franklin Global Real Estate Securities Fund-Class 2 **	9.82%	17.94%	—	19.01%
Franklin Large Cap Value Securities Fund – Class 2 ***	—	—	—	2.82%
Franklin Zero Coupon Fund 2010-Class 2 **	-8.12%	-1.65%	—	-1.57%
Templeton Foreign Securities Fund-Class 2	10.67%	12.71%	8.52%	3.86%
Templeton Global Asset Allocation Fund-Class 2	10.34%	9.23%	10.13%	6.28%
Templeton Global Income Securities Fund-Class 2 **	2.12%	3.68%	—	5.58%
Wells Fargo Advantage VT Asset Allocation Fund ***	—	—	—	-1.12%
Wells Fargo Advantage VT Discovery Fund	3.96%	10.44%	1.63%	-8.67%
Wells Fargo Advantage VT Opportunity Fund	1.57%	8.69%	4.59%	3.03%
Wells Fargo Advantage VT Total Return Bond Fund ***	—	—	—	-6.84%

*	The Variable Account commenced operations on November 6, 2000.

**	Inception Date of subaccount was 11/24/03.

***	Inception Date of subaccount 1/6/06.

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From time to time we may also disclose average annual total returns in a non-standard format in conjunction with the standard format described on the previous page. The only difference between the two methods is that the non-standard format assumes a withdrawal charge of 0%.

Non-Standard Average Annual Total Return

Subaccount	1 Year to 12/31/06	3 Years to 12/31/06	5 Years to 12/31/06	Inception* to 12/31/06
AIM V.I. Capital Appreciation Fund – Series I Shares	4.74%	5.67%	2.32%	-5.68%
AIM V.I. Capital Development Fund – Series I Shares ***	—	—	—	11.05%
AIM V.I. Core Equity Fund – Series I Shares	14.99%	8.60%	5.48%	-2.58%
AIM V.I. Government Securities Fund – Series I Shares **	2.02%	1.07%	—	1.14%
AIM V.I. International Growth Fund – Series I Shares	26.37%	21.51%	13.63%	4.70%
AIM V.I. Technology Fund – Series I Shares	8.86%	4.14%	-3.29%	-17.33%
AIM V.I. Utilities Fund – Series I Shares	23.63%	20.11%	9.49%	0.47%
Alger American Balanced Portfolio – Class O Shares **	3.18%	4.32%	—	5.01%
Alger American Growth Portfolio – Class O Shares	3.60%	5.93%	0.87%	-3.46%
Alger American Income & Growth Portfolio – Class O Shares	7.70%	5.26%	0.24%	-3.14%
Alger American Leveraged AllCap Portfolio – Class O Shares	17.52%	12.20%	4.06%	-2.59%
Alger American MidCap Growth Portfolio – Class O Shares	8.52%	9.36%	5.73%	1.71%
Dreyfus VIF-Appreciation Portfolio – Initial Shares	14.77%	6.89%	3.64%	0.14%
Dreyfus VIF-Quality Bond Portfolio – Initial Shares	2.70%	1.83%	2.99%	3.92%
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares	7.60%	4.75%	-0.04%	-6.17%
DWS Dreman High Return Equity VIP-Class A ***	—	—	—	13.64%
DWS Dreman Small Mid Cap Value VIP-Class A ***	—	—	—	18.52%
DWS Equity 500 Index VIP **	13.83%	8.55%	—	10.20%
DWS High Income VIP-Class A ***	—	—	—	8.09%
DWS Large Cap Value VIP-Class A ***	—	—	—	10.27%
DWS Mid Cap Growth VIP-Class A ***	—	—	—	5.17%
DWS Small Cap Index VIP	15.77%	11.33%	9.26%	6.83%
Evergreen VA Balanced Fund	8.23%	5.55%	3.60%	0.49%
Evergreen VA International Equity Fund	21.36%	17.67%	9.21%	3.80%
Evergreen VA Special Values Fund	19.77%	15.74%	11.24%	12.81%
MFS® Emerging Growth Series	6.31%	8.37%	1.27%	-7.69%
MFS® High Income Series **	8.75%	5.58%	—	6.21%
MFS® Investors Trust Series	11.34%	8.90%	3.88%	-0.47%
MFS® Research Series	8.86%	9.69%	3.80%	-2.89%
MFS® Total Return Series	10.25%	7.00%	5.57%	4.87%
MFS® Value Series ***	—	—	—	15.78%
Franklin Global Real Estate Securities Fund-Class 2 **	18.82%	19.94%	—	20.88%
Franklin Large Cap Value Securities Fund – Class 2 ***	—	—	—	11.82%
Franklin Zero Coupon Fund 2010-Class 2 **	0.88%	1.20%	—	1.19%
Templeton Foreign Securities Fund-Class 2	19.67%	14.90%	9.65%	4.78%
Templeton Global Asset Allocation Fund-Class 2	19.34%	11.55%	11.19%	7.09%
Templeton Global Income Securities Fund-Class 2 **	11.12%	6.25%	—	7.96%
Wells Fargo Advantage VT Asset Allocation Fund ***	—	—	—	7.88%
Wells Fargo Advantage VT Discovery Fund	12.96%	12.72%	3.09%	-6.94%
Wells Fargo Advantage VT Opportunity Fund	10.57%	11.04%	5.90%	3.98%
Wells Fargo Advantage VT Total Return Bond Fund ***	—	—	—	2.16%

*	The Variable Account commenced operations on November 6, 2000.

11

**	Inception Date of subaccount was 11/24/03.

***	Inception Date of subaccount 1/6/06.

The performance information provided above reflects only the performance of a hypothetical $1000 payment which is allocated to the stated Subaccount during the time period on which the calculations are based. Performance information provided for any given past period is not an indication or representation of future yields or rates of return.

Other Performance Data

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the withdrawal charge will be 0%.

CTR = {ERV/P} - 1

Where:

CTR =	the cumulative total return net of policy charges for the period.

ERV =	ending redeemable value of a hypothetical $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion of the period).

P =	a hypothetical initial payment of $1,000.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

Adjusted Historical Portfolio Performance Data

We may also disclose “historical” performance data for a portfolio, for periods before the applicable Subaccount of the Variable Account commenced operations. Such performance information will be calculated based on the performance of the portfolio and the assumption that the Subaccount was in existence for the same periods as those indicated for the portfolio, with a level of policy charges currently in effect.

This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the policy is not surrendered (i.e., with no deduction for the withdrawal charge) and assuming that the policy is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable withdrawal charge).

Portfolio information, including historical daily net asset values and capital gains and dividends distributions regarding each portfolio, has been provided by that portfolio. The Subaccount adjusted historical performance data is derived from the data provided by the portfolios. We have no reason to doubt the accuracy of the figures provided by the portfolios. We have not verified these figures.

The charts on the following pages show adjusted historical performance data for the Subaccounts for the periods prior to the inception of the Subaccount, based on performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the policy. These figures are not an indication of future performance.

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Adjusted (Hypothetical) Historic Performance Data

(for Periods before the Variable Subaccounts commenced operations)

AVERAGE ANNUAL TOTAL RETURN

(With Withdrawal Charge)

Subaccount	1 Year to 12/31/06	5 Years to 12/31/06	10 Years to 12/31/06	Inception to 12/31/06	Portfolio Inception Date
AIM V.I. Capital Appreciation Fund – Series I Shares	-4.26%	0.82%	3.37%	7.19%	05/05/93
AIM V.I. Capital Development Fund – Series I Shares	5.81%	6.61%	—	5.68%	05/01/98
AIM V.I. Core Equity Fund – Series I Shares	5.99%	4.15%	5.58%	8.03%	05/02/94
AIM V.I. Government Securities Fund – Series I Shares	-6.98%	0.58%	3.33%	3.25%	05/05/93
AIM V.I. International Growth Fund – Series I Shares	17.37%	12.66%	6.59%	8.25%	05/05/93
AIM V.I. Technology Fund – Series I Shares	-0.14%	-5.19%	—	1.96%	05/21/97
AIM V.I. Utilities Fund – Series I Shares	14.63%	8.35%	6.73%	7.15%	01/03/95
Alger American Balanced Portfolio Class O Shares	-5.82%	1.37%	7.57%	7.34%	09/05/89
Alger American Growth Portfolio – Class O Shares	-5.40%	-0.72%	6.14%	10.80%	01/09/89
Alger American Income & Growth Portfolio – Class O Shares	-1.30%	-1.40%	7.41%	8.42%	11/15/88
Alger American Leveraged AllCap Portfolio – Class O Shares	8.52%	2.66%	9.19%	13.59%	01/25/95
Alger American MidCap Growth Portfolio – Class O Shares	-0.48%	4.42%	9.49%	12.79%	05/03/93
Dreyfus VIF-Appreciation Portfolio – Initial Shares	5.77%	2.22%	6.40%	8.95%	04/05/93
Dreyfus VIF-Quality Bond Portfolio – Initial Shares	-6.30%	1.53%	3.97%	5.52%	08/31/90
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares	-1.40%	-1.69%	3.27%	6.63%	10/07/93
DWS Dreman High Return Equity VIP – Class A	8.00%	6.76%	—	5.91%	05/04/98
DWS Dreman Small Mid Cap Value VIP – Class A	14.24%	14.30%	9.87%	9.31%	05/01/96
DWS Equity 500 Index VIP	4.83%	2.93%	—	4.01%	10/01/97
DWS High Income VIP – Class A	-0.15%	7.08%	4.11%	8.71%	04/06/82
DWS Large Cap Value VIP – Class A	4.72%	4.98%	7.58%	8.61%	05/01/96
DWS Mid Cap Growth VIP – Class A	0.33%	1.26%	—	1.05%	05/03/99
DWS Small Cap VIP	6.77%	8.11%	—	6.15%	08/25/97
Evergreen VA Balanced Fund	-0.77%	2.17%	4.18%	5.11%	03/01/96
Evergreen VA International Equity Fund (Historical)	12.36%	12.21%	—	6.85%	08/17/98
Evergreen VA Special Values Fund	10.77%	10.17%	—	10.96%	05/01/98
MFS® Emerging Growth Series	-2.69%	-0.30%	4.33%	6.50%	07/24/95
MFS® High Income Series	-0.25%	5.42%	3.96%	4.75%	07/26/95
MFS® Investors Trust Series	2.34%	2.47%	4.78%	6.74%	10/09/95
MFS® Research Series	-0.14%	2.38%	4.43%	6.45%	07/26/95
MFS® Total Return Series	1.25%	4.25%	7.12%	9.01%	01/03/95
MFS® Value Series	10.08%	—	—	6.99%	01/02/02
Franklin Global Real Estate Securities Fund-Class 2	9.82%	17.51%	11.14%	11.22%	01/24/89
Franklin Large Cap Value Securities Fund-Class 2	5.49%	—	—	4.78%	03/01/05
Franklin Zero Coupon Fund 2010-Class 2	-8.12%	3.18%	5.47%	7.53%	03/14/89
Templeton Foreign Securities Fund-Class 2	10.67%	8.52%	6.31%	8.58%	05/01/92
Templeton Global Asset Allocation Fund-Class 2	10.34%	10.13%	7.86%	9.12%	08/24/88
Templeton Global Income Securities Fund-Class 2	2.12%	10.50%	5.81%	6.17%	01/24/89
Wells Fargo Advantage VT Asset Allocation Fund	1.50%	3.56%	6.27%	7.69%	04/15/94
Wells Fargo Advantage VT Discovery Fund	3.96%	9.25%	7.55%	8.52%	05/08/92
Wells Fargo Advantage VT Opportunity Fund	1.57%	4.59%	9.33%	11.77%	05/08/92
Wells Fargo Advantage VT Total Return Bond Fund	-6.76%	2.23%	—	3.74%	09/17/99

13

Adjusted (Hypothetical) Historic Performance Data

(for Periods before the Variable Subaccounts commenced operations)

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN

(Assumes no Surrender, and no Withdrawal Charge)

Subaccount	1 Year to 12/31/06	5 Years to 12/31/06	10 Years to 12/31/06	Inception to 12/31/06	Portfolio Inception Date
AIM V.I. Capital Appreciation Fund – Series I Shares	4.74%	2.32%	3.37%	7.19%	05/05/93
AIM V.I. Capital Development Fund – Series I Shares	14.81%	7.82%	—	5.98%	05/01/98
AIM V.I. Core Equity Fund – Series I Shares	14.99%	5.48%	5.58%	8.03%	05/02/94
AIM V.I. Government Securities Fund – Series I Shares	2.02%	2.10%	3.33%	3.25%	05/05/93
AIM V.I. International Growth Fund – Series I Shares	26.37%	13.63%	6.59%	8.25%	05/05/93
AIM V.I. Technology Fund – Series I Shares	8.86%	-3.29%	—	2.13%	05/21/97
AIM V.I. Utilities Fund – Series I Shares	23.63%	9.49%	6.73%	7.15%	01/03/95
Alger American Balanced Portfolio – Class O Shares	3.18%	2.84%	7.57%	7.34%	09/05/89
Alger American Growth Portfolio – Class O Shares	3.60%	0.87%	6.14%	10.80%	01/09/89
Alger American Income & Growth Portfolio – Class O Shares	7.70%	0.24%	7.41%	8.42%	11/15/88
Alger American Leveraged AllCap Portfolio – Class O Shares	17.52%	4.06%	9.19%	13.59%	01/25/95
Alger American MidCap Growth Portfolio – Class O Shares	8.52%	5.73%	9.49%	12.79%	05/03/93
Dreyfus VIF-Appreciation Portfolio – Initial Shares	14.77%	3.64%	6.40%	8.95%	04/05/93
Dreyfus VIF-Quality Bond Portfolio – Initial Shares	2.70%	2.99%	3.97%	5.52%	08/31/90
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares	7.60%	-0.04%	3.27%	6.63%	10/07/93
DWS Dreman High Return Equity VIP – Class A	17.00%	7.96%	—	6.20%	05/04/98
DWS Dreman Small Mid Cap Value VIP – Class A	23.24%	15.23%	9.87%	9.31%	05/01/96
DWS Equity 500 Index VIP	13.83%	4.32%	—	4.17%	10/01/97
DWS High Income VIP – Class A	8.85%	8.27%	4.11%	8.71%	04/06/82
DWS Large Cap Value VIP – Class A	13.72%	6.27%	7.58%	8.61%	05/01/96
DWS Mid Cap Growth VIP – Class A	9.33%	2.74%	—	1.77%	05/03/99
DWS Small Cap Index VIP	15.77%	9.26%	—	6.28%	08/25/97
Evergreen VA Balanced Fund	8.23%	3.60%	4.18%	5.11%	03/01/96
Evergreen VA International Equity Fund (Historical)	21.36%	13.20%	—	7.14%	08/17/98
Evergreen VA Special Values Fund	19.77%	11.24%	—	11.16%	05/01/98
MFS® Emerging Growth Series	6.31%	1.27%	4.33%	6.50%	07/24/95
MFS® High Income Series	8.75%	6.69%	3.96%	4.75%	07/26/95
MFS® Investors Trust Series	11.34%	3.88%	4.78%	6.74%	10/09/95
MFS® Research Series	8.86%	3.80%	4.43%	6.45%	07/26/95
MFS® Total Return Series	10.25%	5.57%	7.12%	9.01%	01/03/95
MFS® Value Series	19.08%	—	—	8.25%	01/02/02
Franklin Global Real Estate Securities Fund-Class 2	18.82%	18.34%	11.14%	11.22%	01/24/89
Franklin Large Cap Value Securities Fund-Class 2	14.49%	—	—	9.41%	03/01/05
Franklin Zero Coupon Fund 2010-Class 2	0.88%	4.55%	5.47%	7.53%	03/14/89
Templeton Foreign Securities Fund-Class 2	19.67%	9.65%	6.31%	8.58%	05/01/92
Templeton Global Asset Allocation Fund-Class 2	19.34%	11.19%	7.86%	9.12%	08/24/88
Templeton Global Income Securities Fund-Class 2	11.12%	11.55%	5.81%	6.17%	01/24/89
Wells Fargo Advantage VT Asset Allocation Fund	10.50%	4.92%	6.27%	7.69%	04/15/94
Wells Fargo Advantage VT Discovery Fund (Historical)	12.96%	10.35%	7.55%	8.52%	05/08/92
Wells Fargo Advantage VT Opportunity Fund	10.57%	5.90%	9.33%	11.77%	05/08/92
Wells Fargo Advantage VT Total Return Bond Fund	2.24%	3.65%	—	4.38%	09/17/99

The performance information provided on the previous page reflects only the performance of a hypothetical $1,000 payment which is allocated to the stated Subaccount during the time period on which the calculations are based. Performance information provided for any given past period is not an indication or representation of future yields or rates of return.

14

Federal Tax Matters

Taxation of United Investors

United Investors is taxed as a life insurance company under Part 1 of Subchapter L of the Internal Revenue Code of 1986 (the “Code”). Since the Variable Account is not an entity separate from United Investors and its operations form a part of United Investors, it will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Variable Account are reinvested and taken into account in determining the Policy Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Policy. Under existing Federal income tax law, United Investors believes that Variable Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the Policy.

Tax Status of the Policies

Section 817(h) of the Code provides that the investments of the Variable Account must be “adequately diversified” in accordance with Treasury regulations in order for the Policies to qualify as annuity contracts under Section 72 of the Code. The Variable Account, through each Portfolio of the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Treas. Reg. Section 1.817-5, which affect how the Portfolios’ assets may be invested. United Investors does not control any of the Funds or their Portfolios’ investments. However, it has entered into an agreement regarding participation in each Fund, which requires each participating Portfolio of the Funds to be operated in compliance with the diversification requirements prescribed by the Treasury.

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policy, we believe that the owner of a policy should not be treated as the owner of the assets of the Variable Account. We reserve the right to modify the policy to bring it into conformity with applicable standards should such modification be necessary to prevent the owner of a policy from being treated as the owner of the underlying assets of the Variable Account.

Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any nonqualified Policy to provide that (a) if any Owner dies on or after the annuity benefit date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and (b) if any Owner dies prior to the annuity benefit date, the entire interest in the Policy will be distributed within five years after the date of that Owner’s death.

These requirements will be considered satisfied as to any portion of the Owner’s interest that is payable as annuity payments which will begin within one year of that Owner’s death and which will be made over the life of the Owner’s designated Beneficiary or over a period not extending beyond his life expectancy. See “Required Distributions” in the prospectus.

If the Owner’s designated Beneficiary is the surviving spouse of the Owner, the Policy may be continued with the surviving spouse as the new Owner and no distributions will be required.

15

Addition, Deletion or Substitution of Investments

United Investors reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for, the shares that are held by the Variable Account (or any Subaccount) or that the Variable Account (or any Subaccount) may purchase. United Investors reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or any other investment vehicle or of another open-end, registered investment company if laws or regulations are changed, if the shares of any of the funds or a Portfolio are no longer available for investment, or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Subaccount. United Investors will not substitute any shares attributable to a Policyowner’s interest in a Subaccount of the Variable Account without notice and prior approval of the U.S. Securities and Exchange Commission and the insurance regulator of the state where the Policy was delivered, where required. Nothing contained herein shall prevent the Variable Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Policyowners.

United Investors also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in a new Portfolio, or in shares of another investment company or suitable investment, with a specified investment objective. New Subaccounts may be established when, in the sole discretion of United Investors, marketing needs or investment conditions warrant, and any new Subaccount will be made available to existing Policyowners on a basis to be determined by United Investors. United Investors may also eliminate one or more Subaccounts if, in its sole discretion, marketing, tax, or investment conditions warrant.

In the event of any such substitution or change, United Investors may, by appropriate endorsement, make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. If deemed by United Investors to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other United Investors separate accounts.

Distribution of the Policy

United Securities Alliance, Inc., Financial Plaza A, 7730 East Belleview Ave., Suite AG-9, Greenwood Village, Colorado, is the principal underwriter of the policies. United Securities Alliance, Inc. is a corporation organized under the laws of the state of Nevada in 1994. The underwriter is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. The policies are not available in all states.

The policies are offered to the public through broker-dealers (“selling firms”) licensed under the federal securities laws and state insurance laws. United Investors and the underwriter may enter into written sales agreements with various broker-dealers to aid in the sale of the policies. Commissions are paid to the selling firms under their respective agreements with United Securities or United Investors.

We may pay the selling firms additional amounts for: (1) “preferred product” treatment of the policies in its marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for its sales representatives; and (4) other sales expenses incurred by a selling firm. We may make bonus payments to a selling firm based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

16

The following sales compensation was paid with respect to the policies during the periods indicated:

Fiscal year	Aggregate Amount of Commissions Paid*
2004	$585,953.02
2005	$414,656.66
2006	$358,038.79

*	Includes sales compensation paid to registered persons of United Securities Alliance, Inc. or to other selling firms. We have no information as to the amount retained by the principal underwriter.

The offering of the Policies is continuous, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering of the Policies.

Safekeeping of Variable Account Assets

United Investors holds the assets of the Variable Account. The assets are held separate and apart from United Investors’ general account. United Investors maintains records of all purchases and redemptions of Fund shares by each of the Subaccounts.

State Regulation

United Investors is subject to regulation by the Missouri Department of Insurance. An annual statement is filed with the Missouri Department of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of United Investors as of December 31 of the preceding year. Periodically, the Missouri Department of Insurance or other authorities examine the liabilities and reserves of United Investors and the Variable Account, and a full examination of United Investors’ operations is conducted periodically by the Missouri Department of Insurance.

In addition, United Investors is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. Generally, the insurance department of any other state applies the laws of the state of domicile in determining permissible investments. A Policy is governed by the law of the state in which it is delivered. The values and benefits of each Policy are at least equal to those required by such state.

Records and Reports

All records and accounts relating to the Variable Account will be maintained by United Investors. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to Owners at their last known address of record.

Legal Matters

Legal advice regarding certain matters relating to Federal securities laws has been provided by Sutherland Asbill & Brennan LLP of Washington, D.C.

17

Experts

The balance sheets of United Investors Life Insurance Company as of December 31, 2006 and 2005 and the related statements of operations, comprehensive income, shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2006 and the statements of assets and liabilities of the portfolios of Titanium Annuity Variable Account as of December 31, 2006, the related statements of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP is located at JP Morgan Chase Tower, 2200 Ross Avenue, Suite 1600, Dallas, Texas 75201-6678.

Potential Conflicts of Interest

In addition to the Variable Account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Although neither we nor the portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each portfolio’s Board of Directors (Trustees) will monitor events in order to identify any material conflicts between the interests of these variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. This action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example: (1) changes in state insurance laws; (2) changes in Federal income tax laws; or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a portfolio’s Board of Directors (Trustees) were to conclude that separate portfolios should be established for variable life insurance and variable annuity separate accounts, we will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined portfolio.

The portfolios may also sell shares directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of owners of this policy or other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the portfolio as an investment option under the policies or replacing the portfolio with another portfolio.

Other Information

A Registration Statement has been filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this Statement of Additional Information. Statements contained in the prospectus or this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the documents themselves or to the instruments filed with the U.S. Securities and Exchange Commission.

18

Financial Statements

The financial statements of United Investors, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of United Investors to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

19

United Investors Life

Insurance Company

Financial Statements as of December 31,

2006 and 2005, and for the Years Ended

December 31, 2006, 2005, and 2004, and

Independent Auditors’ Report

UNITED INVESTORS LIFE INSURANCE COMPANY

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

United Investors Life Insurance Company:

We have audited the accompanying balance sheets of United Investors Life Insurance Company (“United Investors”) as of December 31, 2006 and 2005, and the related statements of operations, comprehensive income, shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of United Investors’ management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. United Investors is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of United Investors’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of United Investors as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

As described in Note 1 to the financial statements, in 2004 United Investors changed its method of accounting for guaranteed minimum policy benefits in accordance with Statement of Position 03-1, Accounting and Reporting by Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.

DELOITTE & TOUCHE LLP

Dallas, Texas

April 27, 2007

UNITED INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEETS

AS OF DECEMBER 31, 2006 AND 2005

(Dollar amounts in thousands, except per-share data)

	2006	2005
ASSETS

INVESTMENTS:
Fixed maturities, available for sale, at fair value (amortized cost; 2006—$828,133, 2005—$833,219)	$845,417	$871,781
Preferred stock of affiliate—at fair value which approximates cost	240,412	240,412
Policy loans	28,478	26,606
Other long-term investments	6,912	16,961
Short-term investments	19,969	13,867

Total investments	1,141,188	1,169,627
ACCRUED INVESTMENT INCOME (Includes amounts from affiliates; 2006—$477, 2005—$477)	16,508	15,537
RECEIVABLES	7,187	4,387
DUE FROM AFFILIATE (Includes funds withheld on reinsurance; 2006—$451,147, 2005—$409,605)	467,367	432,993
DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE PURCHASED—Net	211,747	219,717
GOODWILL	26,628	26,628
PROPERTY AND EQUIPMENT—Net	64	87
OTHER ASSETS	625	668
SEPARATE ACCOUNT ASSETS	1,498,622	1,560,391

TOTAL	$3,369,936	$3,430,035

(Continued)

2

UNITED INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEETS

AS OF DECEMBER 31, 2006 AND 2005

(Dollar amounts in thousands, except per-share data)

	2006	2005
LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES:
Policy liabilities:
Future policy benefits (includes reserves assumed from affiliates; 2006—$458,990, 2005—$419,733)	$1,020,902	$996,571
Unearned and advance premiums	1,859	1,975
Other policy benefits	12,118	12,451

Total policy liabilities	1,034,879	1,010,997
Deferred and accrued income taxes	112,881	119,990
Other liabilities	17,862	12,347
Due to affiliates	19,696	17,459
Separate account liabilities	1,498,622	1,560,391

Total liabilities	2,683,940	2,721,184

SHAREHOLDERS’ EQUITY:
Common stock, par value $6 per share authorized, issued and outstanding, 500,000 shares	3,000	3,000
Additional paid-in capital	351,925	351,860
Accumulated other comprehensive income	9,597	21,642
Retained earnings	321,474	332,349

Total shareholders’ equity	685,996	708,851

TOTAL	$3,369,936	$3,430,035

See notes to financial statements.		(Concluded	)

3

UNITED INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2006, 2005, AND 2004

(Dollar amounts in thousands)

	2006	2005	2004
REVENUE:
Premium income	$74,695	$78,220	$81,857
Policy charges and fees	43,771	46,581	49,576
Net investment income (includes amounts from affiliates (2006—$16,522, 2005—$16,249, 2004—$16,246))	73,989	72,847	71,693
Realized investment gains (losses) (includes amounts from affiliates (2006—$(10,049), 2005—$(4,808), 2004—$7,932)	(8,320)	(6,437)	7,929
Other income (includes amounts from affiliates (2006—$26,567, 2005—$29,864, 2004—$24,998))	28,566	29,864	24,998

Total revenue	212,701	221,075	236,053

BENEFITS AND EXPENSES:
Policy benefits:
Individual life	65,952	67,103	68,594
Annuity	23,307	26,337	27,676

Total policy benefits	89,259	93,440	96,270
Amortization of deferred acquisition costs and value of insurance purchased	24,707	25,543	28,207
Commissions and premium taxes	5,563	5,496	6,107
Other operating expenses	9,471	7,429	11,124

Total benefits and expenses	129,000	131,908	141,708

INCOME BEFORE INCOME TAXES AND CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE	83,701	89,167	94,345
INCOME TAXES	20,576	15,502	22,832

NET INCOME BEFORE THE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE	63,125	73,665	71,513
CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLES (net of income tax benefit of $3,857)			(7,163)

NET INCOME	$63,125	$73,665	$64,350

See notes to financial statements.

4

UNITED INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31, 2006, 2005, AND 2004

(Dollar amounts in thousands)

	2006	2005	2004
NET INCOME	$63,125	$73,665	$64,350

OTHER COMPREHENSIVE INCOME (LOSS):
Unrealized investment gains (losses)—
Unrealized investment gains (losses) on securities:
Unrealized holding losses arising during period	(21,491)	(26,740)	(2,196)
Reclassification adjustment for (gains) losses on securities included in net income	(1,729)	1,629	3
Reclassification adjustment for amortization of premium	1,941	1,862	1,841

	(21,279)	(23,249)	(352)
Unrealized gains (losses), adjustment to deferred acquisition costs	2,748	3,104	(24)

Total unrealized losses	(18,531)	(20,145)	(376)
Applicable income tax benefit	6,486	7,051	131

Other comprehensive loss	(12,045)	(13,094)	(245)

COMPREHENSIVE INCOME	$51,080	$60,571	$64,105

See notes to financial statements.

5

UNITED INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF SHAREHOLDERS’ EQUITY

FOR THE YEARS ENDED DECEMBER 31, 2006, 2005, AND 2004

(Dollar amounts in thousands)

	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Shareholders’ Equity
BALANCE—January 1, 2004	$3,000	$351,476	$34,981	$312,734	$702,191
Comprehensive income (loss)			(245)	64,350	64,105
Dividends				(64,000)	(64,000)
Exercise of stock options		80			80

BALANCE—December 31, 2004	3,000	351,556	34,736	313,084	702,376
Comprehensive income (loss)			(13,094)	73,665	60,571
Dividends				(54,400)	(54,400)
Exercise of stock options		304			304

BALANCE—December 31, 2005	3,000	351,860	21,642	332,349	708,851
Comprehensive income (loss)			(12,045)	63,125	51,080
Dividends				(74,000)	(74,000)
Stock based compensation		53			53
Exercise of stock options		12			12

BALANCE—December 31, 2006	$3,000	$351,925	$9,597	$321,474	$685,996

6

UNITED INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2006, 2005, AND 2004

(Dollar amounts in thousands)

	2006	2005	2004
OPERATING ACTIVITIES
Net Income	$63,125	$73,665	$64,350
Adjustments to reconcile net income to net cash provided from operations:
Increase in future policy benefits	33,226	1,122	30,359
Increase (decrease) in other policy liabilities	(449)	1,601	207
Deferral of policy acquisition costs	(13,989)	(12,849)	(18,959)
Amortization of deferred acquisition costs and value of insurance purchased	24,707	25,543	32,361
Change in deferred and accrued income taxes	(623)	(6,017)	(2,013)
Depreciation and amortization	1,963	1,905	1,913
Realized (gains) losses on sale of investments and properties	8,320	6,437	(7,929)
Change in accounting principle	—	—	11,020
Increase in funds withheld on reinsurance	(41,542)	(476)	(34,959)
Other accruals and adjustments	6,411	(3,578)	336

Net cash provided by operating activities	81,149	87,353	76,848

INVESTING ACTIVITIES:
Investments sold or matured:
Fixed maturities available for sale-sold	20,710	5,915	5,404
Fixed maturities available for sale-matured, called, and repaid	87,035	54,407	58,725

Total investments sold or matured	107,745	60,322	64,129
Acquisition of investments:
Fixed maturities-available for sale	(102,864)	(88,941)	(74,264)
Net increase in policy loans	(1,872)	(1,080)	(1,468)

Total acquisition of investments	(104,736)	(90,021)	(75,732)
Net increase in short-term investments	(6,102)	(1,940)	(4,486)
Net change in receivable for securities	4,839	1,611	1,391

Net cash provided from (used in) investing activities	1,746	(30,028)	(14,698)

FINANCING ACTIVITIES:
Cash dividends paid to shareholders	(74,000)	(54,400)	(64,000)
Funds loaned to affiliates	(51,000)	(110,800)	(85,000)
Funds repaid by affiliates	51,000	110,800	85,000
Funds borrowed from affiliates	92,000	104,600	78,500
Funds repaid to affiliates	(92,000)	(104,600)	(78,500)
Net (payments) receipts from deposit product operations	(8,895)	(2,295)	1,850

Net cash used in financing activities	(82,895)	(57,325)	(62,150)
NET INCREASE (DECREASE) IN CASH	—	—	—
CASH-Beginning of year	—	—	—

CASH-End of year	$—	$—	$—

See notes to financial statements.

7

UNITED INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2006 AND 2005, AND FOR THE YEARS ENDED DECEMBER 31, 2006, 2005, AND 2004

(Dollar amounts in thousands, except per-share data)

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business—United Investors Life Insurance Company (“United Investors”) is a life insurer licensed in 49 states and is domiciled in the State of Missouri. United Investors offers a full range of life, annuity, and variable products through its agents and is subject to competition from other insurers throughout the United States. United Investors is subject to regulation by the insurance department of states in which it is licensed, and undergoes periodic examinations by those departments.

Basis of Presentation—The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). They include the accounts of United Investors, an indirect wholly-owned subsidiary of Torchmark Corporation (“TMK” or “Torchmark”). As of December 31, 2006 United Investors was owned by Liberty National Life Insurance Company (“Liberty National”), a wholly-owned TMK subsidiary. On October 1, 2006, TMK sold its 18.82% ownership interest in United Investors to Liberty National. Liberty National owned the remaining 81.18% of United Investors prior to the sale.

Estimates—In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The estimates susceptible to significant change are those used in amortizing deferred acquisition costs, and in determining the liabilities for policy reserves, losses, and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Investments—United Investors classifies all of its fixed maturity investments, which include bonds and redeemable preferred stocks, as available for sale. Investments classified as available for sale are carried at fair value with unrealized gains and losses, net of deferred taxes, reflected directly in accumulated other comprehensive income. Investments in equity securities, which include nonredeemable preferred stocks, are reported at fair value with unrealized gains and losses, net of deferred taxes, reflected directly in accumulated other comprehensive income. Policy loans are carried at unpaid principal balances. Short-term investments include investments in certificates of deposit and other interest-bearing time deposits with original maturities within twelve months. Other long-term investments consist of the fair value of the embedded derivative related to United Investors’ modified coinsurance agreement.

Gains and losses realized on the disposition of investments are recognized as revenue and are determined on a specific identification basis. Realized investment gains and losses and investment income attributable to separate accounts are credited to the separate accounts and have no effect on United Investors’ net income. Investment income attributable to other insurance policies and products is included in United Investors’ net investment income. Net investment income for the years ended December 31, 2006, 2005, and 2004, included approximately $33,530, $34,106, and $33,966, respectively, which was allocable to policyholder reserves or accounts. Realized investment gains and losses are not allocated to insurance policyholders’ liabilities.

8

Impairment of Investments—In March 2004, the Emerging Issues Task Force reached a consensus concerning Issue 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (“EITF 03-1”). It called for evaluation of all of United Investors’ fixed-maturity and equity investments for other-than-temporary impairment each reporting period using a three-step approach. First, evaluate if the investment is impaired (fair value is less than cost or amortized cost). Second, determine whether the impairment is other-than-temporary. While specific procedures were outlined, this step required considerable evidence-based judgment as to the ultimate recoverability of amounts due, taking into account the severity and duration of the impairment. An assessment of the ability and intent to hold the security to recovery was also a factor. In the event there was an other-than-temporary impairment, the third step involved a write-down of the cost basis of the security to fair value, which became the new cost basis. EITF 03-1 also called for certain disclosures.

This new accounting rule was to be effective for United Investors beginning July 1, 2004. However, in the third quarter of 2004, the FASB deferred the effective date of certain portions of this rule until it could be further considered. The portions deferred related to steps two and three in the impairment analysis above. In November, 2005, the FASB released FASB Staff Position 115-1 and 124-1, The Meaning of Other Than-Temporary Impairment and Its Application to Certain Investments, providing further guidance on the impairment issues. This document is effective for United Investors as of January 1, 2006. It essentially retained the three-step model of EITF 03-1, replacing only the step two procedures with guidance previously in effect before EITF 03-1 was issued. This guidance was historically utilized by United Investors in evaluating other-than-temporary impairment. The disclosures called for by EITF 03-1 were maintained, and appear in Note 3-Investments. At the present time, United Investors evaluates securities for other-than-temporary impairment as described in Note 3. If a security is determined to be other-than-temporarily impaired, the cost basis of the security is written down to fair value and is treated as a realized loss. Historically, investment income on other-than-temporarily impaired investments which is past due has not been recorded until received. Under the new FASB Staff Position, the written-down security will be amortized and revenue recognized in accordance with estimated future cash flows.

Determination of Fair Values of Financial Instruments—Fair values for cash, short-term investments, receivables and payables approximate carrying value. Fair values for investment securities are based on quoted market prices, where available. Otherwise, fair values are based on quoted market prices of comparable instruments. Policy loans, which have indeterminate maturities and bear interest at rates ranging from 4% to 8%, are an integral part of the life insurance policies which United Investors has in force and, in United Investors’ opinion, cannot be valued separately.

Cash—Cash consists of balances on hand and on deposit in banks and financial institutions.

Embedded Derivative—United Investors has a modified coinsurance agreement with an affiliated Torchmark company that includes an embedded derivative under Statement of Financial Accounting Standards Board (“SFAS”) No. 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (“Issue B36”). United Investors’ “Due from Affiliates” on the accompanying balance sheets includes funds withheld on reinsurance agreements. These amounts represent funds contractually withheld by a ceding Torchmark affiliated insurance carrier in accordance with an annuity reinsurance agreement. This agreement is written on a modified-coinsurance, funds-withheld basis, with assets equal to the net statutory reserves being withheld and legally owned by the ceding company. Income on the assets accrues to United Investors as defined by the treaty terms. United Investors, as the assuming company, assumes the credit and interest-rate risk for the changes in the fair value of these assets, even though they are owned by the ceding company. Therefore, in accordance with Issue B36, this exchange of risk is considered to be an embedded derivative. This derivative must be measured at fair value and is carried

9

as “other long-term investments” on the accompanying balance sheets. Changes in the value of this asset are reported in income (realized investment gains (losses)), although it is a noncash adjustment. The fair value of this instrument is affected by changes in the cash flows of the underlying annuity contracts, changes in interest rates, and changes in credit risks of the assets held by the ceding company.

Recognition of Premium Revenue and Related Expenses—Premiums for insurance contracts, which are not defined as universal life-type contracts according to the Financial Accounting Standards Board’s Statement of Financial Accounting Standards (“SFAS”) No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, are recognized as revenue over the premium-paying period of the policy. Premiums for limited-payment life insurance contracts as defined by SFAS No. 97 are recognized over the contract period. Premiums for universal life-type and annuity contracts are added to the policy account value, and revenues from such products are recognized as charges to the policy account value for mortality, administration, and surrenders (retrospective deposit method). Variable life and annuity products are also assessed an investment management fee and a sales charge. Life premium segment includes policy charges of $21,394, $22,071, and $22,094 for the years ended December 31, 2006, 2005, and 2004, respectively. The annuity segment includes annuity policy charges for the years ended December 31, 2006, 2005, and 2004, of $22,377, $24,510, and $27,482, respectively. Profits are also earned to the extent that investment income exceeds policy liability requirements. The related benefits and expenses are matched with revenues by means of the provision for future policy benefits and the amortization of deferred acquisition costs in a manner which recognizes profits as they are earned over the same period.

Future Policy Benefits—The liability for future policy benefits for universal life-type products and annuities according to SFAS No. 97 is represented by policy account value. The liability for future policy benefits for all other life products is provided on the net level premium method based on estimated investment yields, mortality, persistency, and other assumptions which were considered appropriate at the time the policies were issued. Assumptions used are based on United Investors’ experience with similar products. For the majority of United Investors’ insurance products, the assumptions used were those considered to be appropriate at the time the policies were issued. Once established, assumptions are generally not changed. An additional provision is made on most products to allow for possible adverse deviation from the assumptions assumed. These estimates are periodically reviewed and compared with actual experience. If it is determined that future experience will probably differ significantly from that previously assumed, the estimates are revised. Additionally, significantly different assumptions could result in materially different reported amounts.

Deferred Acquisition Costs and Value of Insurance Purchased—The costs of acquiring new insurance business are generally deferred and recorded as an asset. Deferred acquisition costs consist primarily of sales commissions and other underwriting costs of new insurance sales. Additionally, deferred acquisition costs include the value of insurance purchased, which are the costs of acquiring blocks of insurance from other companies or through the acquisition of other companies. Deferred acquisition costs and the value of insurance purchased are amortized in a systematic manner which matches these costs with the associated revenues. Policies other than universal life-type policies are amortized with interest over the estimated premium-paying period of the policies in a manner which charges each year’s operations in proportion to the receipt of premium income. Limited-payment contracts are amortized over the contract period. Universal life-type policies are amortized with interest in proportion to estimated gross profits. The assumptions used to amortize acquisition costs with regard to interest, mortality, and persistency are consistent with those used to estimate the liability for future policy benefits. For interest-sensitive and deposit-balance type products, these assumptions are reviewed on a regular basis and are revised if actual experience differs significantly from original expectations. Deferred acquisition costs are subject to periodic recoverability and loss recognition testing. These tests ensure that the present value of future contract-related cash flows will support the capitalized deferred

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acquisition cost asset. These cash flows consist primarily of premium income, less benefits and expenses taking inflation into account. The present value of these cash flows, less the benefit reserve, is then compared with the unamortized deferred acquisition cost balance. In the event the estimated present value of net cash flows is less, this deficiency would be charged to expense as a component of amortization and the asset balance is reduced by a like amount. Different assumptions with regard to deferred acquisition costs could produce materially different amounts of amortization.

Policy Claims and Other Benefits Payable—United Investors establishes a liability for known policy benefits payable and an estimate of claims that have been incurred but not yet reported to the Company. The estimate of unreported claims is based on prior experience. United Investors makes an estimate after careful evaluation of all information available to the Company. However, there is no certainty the stated liability for claims and other benefits, including the estimate of unreported claims, will be United Investors’ ultimate obligation.

Separate Accounts—Separate accounts have been established in connection with United Investors’ variable life and annuity businesses. The investments held for the benefit of contract holders (stated at fair value) are reported as “separate account assets” and the corresponding deposit balance liabilities are reported as “separate account liabilities” on the accompanying balance sheets. The separate account investment portfolios and liabilities are segregated from United Investors’ other assets and liabilities and these assets are invested in mutual funds of various unaffiliated mutual fund providers. Deposit collections, investment income, and realized and unrealized gains and losses on separate accounts accrue directly to the contract holders. Therefore, these items are added to the separate account balance and are not reflected in income. Fees are charged to the deposit balance for insurance risk, administration, and surrender. There is also a sales charge and an investment management fee. These fees and charges are included in “premium income” on the accompanying statements of operations.

Guaranteed Minimum Policy Benefits—United Investors’ variable annuity contracts generally provide contractual guarantees in the event of death of the contract holder to at least provide the return of the total deposits made to the contract, net of withdrawals. In some cases, they provide other additional minimum amounts.

In 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (“SOP 03-1”), which was adopted by United Investors on January 1, 2004. This Statement covers various aspects of accounting for nontraditional product features in order to increase uniformity in practice. The primary issue in the Statement affecting United Investors is the accounting for liabilities for certain guaranteed minimum policy benefits on United Investors’ variable annuities. Upon adoption, United Investors established a liability for these guaranteed minimum policy benefits in the amount of $8,244 and wrote down deferred acquisition costs in the amount of $2,776. As a result, United Investors recorded a charge in the amount of $11,020 before tax ($7,163 after tax) to reflect the guaranteed benefits. This charge was reported as a cumulative effect of a change in accounting principle in the 2004 statement of operations.

Subsequent to adoption, the liability for these minimum guarantees is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. United Investors regularly evaluates estimates used. If actual experience or other evidence suggests that earlier assumptions should be revised, United Investors adjusts the additional liability balance with a related charge or credit to benefit expense.

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The liability for United Investors’ guaranteed minimum death benefits on its variable products are determined using actuarial methods and assumptions including mortality, lapses, and interest. Periodically, these assumptions are “unlocked” or revised. During 2006, the assumptions to calculate these guaranteed minimum death benefits were unlocked. At September 30, 2006, United Investors determined these guaranteed minimum death benefits using 200 representative economic scenarios along with the following assumptions:

•	Mortality—80% of the 1994 Minimum Guaranteed Death Benefit mortality tables

•	Lapse rate—minimum of 5% per year

•	Discount rate—6%

All of United Investors guaranteed minimum death benefits provide contractual guarantees in the event of death of the contract holder (or in some cases the annuitant). These benefits provide at least a return of the total deposits made to the contract, adjusted for withdrawals. Under certain conditions, they also provide that the benefit will not be less than the highest contract value on certain specified anniversaries, adjusted for additional deposits and withdrawals after those anniversaries.

At December 31, 2006, the separate account liability balance subject to guaranteed minimum benefits was $1,308,477. The net amount at risk, which is defined as the current minimum guaranteed death benefit in excess of the current account balance, was $29,060. The weighted-average attained age of contract holders was 66 years. The assets supporting the separate accounts with the additional guaranteed benefit liabilities were invested solely in mutual funds of unaffiliated mutual fund providers.

The amount of liabilities and the incurred and paid amounts for 2006, 2005, and 2004 were:

	2006	2005	2004
Beginning balance	$3,522	$3,781	$8,244
Incurred guaranteed benefits	937	1,526	2,461
Paid guaranteed benefits	(695)	(2,298)	(2,794)

Ending balance—before unlocking	3,764	3,009	7,911
Adjustments due to unlocking	(1,123)	513	(4,130)

Ending balance—after unlocking	$2,641	$3,522	$3,781

The unlocking of assumptions also resulted in a (decrease) increase in the associated deferred acquisition cost assets of approximately ($886), $860, and ($3,744) for 2006, 2005, and 2004 respectively. The net effect of the unlocking was an increase in reported income of $237, $347, and $386 for 2006, 2005, and 2004 respectively.

Income Taxes—Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement book values and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

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Interest Expense—Interest expense includes interest on borrowed funds not used in the production of investment income. Interest expense relating to the production of investment income is deducted from investment income.

Property and Equipment—Property and equipment is reported at cost less allowances for depreciation. Depreciation is recorded primarily on the straight-line method over the estimated useful lives of these assets which range from two to ten years. Ordinary maintenance and repairs are charged to income as incurred. Impairments, if any, are accounted for in accordance with SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets.

Goodwill—The excess cost of businesses acquired over the fair value of their net assets is reported as goodwill. In accordance with SFAS No. 142, Goodwill and Other Intangible Assets, goodwill is subject to annual impairment testing based on the procedures outlined in the Statement. Amortization of goodwill is not permitted. United Investors tested its goodwill annually in each of the years 2004 through 2006. The tests involve breaking down the carrying value of each of the components of United Investors’ segments, including the portion of goodwill assigned to each component. The fair value of each component is measured against that component’s corresponding carrying value. Because the fair value exceeded the carrying value, including goodwill, of each component in each period, United Investors’ goodwill was not impaired in any of the periods. Therefore, United Investors continues to carry its goodwill at the January 1, 2002 balance of $26,628.

Stock Options— Torchmark, the indirect parent company of United Investors, grants stock options in Torchmark stock to employees of its subsidiary companies. While Torchmark and United Investors consider option expense as an expense of the parent company, option expense is presented as if it were an expense of United Investors. As of January 1, 2006, Torchmark adopted revised SFAS No. 123, Share-Based Payment, (“SFAS 123R”) to account for its stock options. SFAS 123R requires recognition of an expense for stock options based on the “fair value method.” The fair value method requires that a fair value be assigned to a stock option on its grant date and that this value will be amortized over the grantees’ service period. Prior to January 1, 2006, Torchmark accounted for stock options in accordance with SFAS No. 123, Accounting for Stock-Based Compensation, (“SFAS 123”) as amended by SFAS No. 148, Accounting for Stock-Based Compensation – Transition, (“SFAS 148”). SFAS 123 and SFAS 148 permitted companies to choose between two methods of recording the expense for stock options in their financial statements; either the fair value method, or the “intrinsic value method,” in accordance with Accounting Principles Board Option No. 25, Accounting for Stock Issued to Employees, (“APB 25”) and related interpretations. Under the intrinsic value method, compensation expense for Torchmark’s option grants was only recognized if the exercise price of the employee stock option was less than the market price of the underlying stock on the date of grant. If a company elected to use the intrinsic value method, pro forma disclosures of earnings and earnings per share were required as if the fair value method of accounting had been applied. Torchmark previously elected to account for its stock options under the intrinsic value method and therefore computed and disclosed the required pro forma disclosures.

SFAS 123R provides for two alternative methods of adoption: the “modified retrospective” method and the “modified prospective” method. While the modified retrospective method permits restatement of prior periods for comparability, Torchmark elected to apply the modified prospective method. The modified prospective method calls for unvested options as of January 1, 2006 and options granted after January 1, 2006 to be expensed in accordance with SFAS 123R after that date. Compensation expense under the fair value method for prior periods is not reflected in the financial statements of those periods but is disclosed on a pro forma basis in the Notes to Financial Statements as previously reported. The table below presents pro forma earnings information for options granted to United Investors’ employees as if the stock options issued prior to January 1, 2006 were expensed in prior periods.

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	Year Ended December 31
	2005	2004
Net income as reported	$73,665	$64,350
After tax effect of stock-based compensation—fair value method	(308)	(88)

Pro forma net income	$73,357	$64,262

The fair value method as outlined by SFAS 123R requires the use of an option valuation model to value employee stock options. Torchmark has elected to use the Black-Scholes valuation model for option expensing as it had done for the pro forma expense disclosures for periods prior to adoption of SFAS 123R. A summary of assumptions for options granted in each of the three years 2004 through 2006 is as follows:

	2006	2005	2004
Volatility factor	12.3%	14.8%	20.3%
Dividend yield	0.8%	0.8%	0.8%
Expected term (in years)	4.75	3.95	4.50
Risk-free interest rate	4.50%	3.90%	3.40%

All of the above assumptions, with the exception of the expected term, are obtained from independent data services. The expected term is generally derived from Torchmark’s experience. However, expected terms of grants made under the Torchmark Corporation 2005 Incentive Plan (2005 Plan), involving grants made in 2005 and 2006, were determined based on the simplified method as permitted by Staff Accounting Bulletin 107. This method was used because the 2005 Plan limited grants to a maximum contract term of seven years, and Torchmark had no previous experience with seven-year contract terms. Prior to 2005, substantially all grants contained ten-year terms. Volatility and risk-free interest rates are assumed over a period of time consistent with the expected term of the option. Volatility is measured on a historical basis, because the Company has no basis at the present time to believe that future trends will differ from historical patterns. Monthly data points are utilized by the independent quote service to derive volatility for periods greater than three years. Expected dividend yield is based on current dividend yield held constant over the expected term.

Once the fair value of an option has been determined, it is amortized on a straight-line basis over the employee’s service period for that grant (from the grant date to the date the grant is fully vested). It is included in “other operating expense” in the accompanying 2006 statement of operations. The effect of the adoption of SFAS 123R on selected line items is as follows for the year ended December 31, 2006:

Increase (Decrease)
Stock-based compensation expense*	$53
Income before income taxes	(53)
Income tax (benefit)	(18)
Net income	(35)

*	No stock option expense was capitalized.

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The adoption of SFAS 123R has not materially altered Torchmark’s methodology of computing option expense from that used to prepare the pro forma disclosures in previous years. Furthermore, at the present time, Torchmark does not plan to change its policies of stock option compensation with respect to the number of grants, terms, or alternative instruments as a result of the adoption of SFAS 123R.

In the fourth quarter of 2005, the FASB issued FASB Staff Position No. 123R-3 (“FSP123R-3”), providing an alternative method for accounting for income taxes related to stock option expensing. SFAS 123R requires that tax benefits for book purposes previously recorded in excess of actual tax benefits realized at the time of exercise, in addition to a cumulative pool of previously-realized actual tax benefits allowed by SFAS 123R, must be charged to income. The alternative described in FSP123R-3 is a simplified method of computing this cumulative pool of actual tax benefits. Torchmark has elected the simplified alternative method. This election had no impact on 2006 net income.

Postretirement Benefits—During 2006, United Investors adopted SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans, (“SFAS 158”). SFAS 158 requires United Investors to recognize the funded status of its postretirement benefit plans on its balance sheets. Periodic gains and losses attributable to changes in plan assets and liabilities that are not recognized as components of net period benefit costs are to be recognized as components of other comprehensive income, net of tax. This Statement does not modify the procedures for measuring plan assets, liabilities, or net period benefit cost. The information required by SFAS 158 pertaining to United Investors is found in Note 8 — Postretirement Benefits and Stock Option Plans.

New Unadopted Accounting Rules – The FASB has issued several new standards applicable to United Investors effective in future periods:

Tax Uncertainties: FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109, (“FIN 48”) was issued to clarify the accounting for income taxes by providing methodology for the financial statement recognition and measurement of uncertain income tax positions taken or expected to be taken in a tax return. This interpretation also requires additional disclosures and provides additional guidance on related topics. It is effective for United Investors beginning January 1, 2007. United Investors has substantially completed its assessment of the impact of the adoption of FIN 48 and expects that the financial impact of the initial adoption, if any, will not be material.

Hybrid Financial Instruments: SFAS No. 155, Accounting for Certain Hybrid Financial Instruments, (“SFAS 155”), extends the scope of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, to include certain securitized financial assets. These assets include primarily mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities that contain an embedded derivative. United Investors would have a one-time election to value the entire amount of any affected hybrid security at fair value, with fluctuations in value included in earnings. SFAS 155 is effective for United Investors as of January 1, 2007. The effect of adoption of SFAS 155 will be immaterial for United Investors.

Fair Value Measurements: SFAS No. 157, Fair Value Measurements, clarifies the definition of fair value, establishes a framework or a hierarchy for measuring fair value, and expands disclosures about fair value measurements. It does not require any new fair value measurements. Accordingly, it is not expected to have a significant impact on United Investors financial position. However, new disclosures of fair value measurement methodology and effects will be required. The Statement is effective for United Investors in calendar year 2008, with its provisions applied prospectively.

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Fair Value Option: SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, (“SFAS 159”) was issued in February 2007. SFAS 159 permits entities to choose to measure certain financial assets and liabilities at fair value which are otherwise measured on a different basis in existing literature. Additional disclosures are required. SFAS 159 is effective for United Investors, if elected, as of January 1, 2008. Early adoption is permitted with several constraints. United Investors is currently evaluating the impact of SFAS 159.

Internal Replacements: In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, (“SOP 05-1”). SOP 05-1 provides accounting guidance for deferred policy acquisition costs associated with internal replacements of insurance and investment contracts other than those already described in SFAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments”. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. Modifications to a replacement contract that substantially change the contract will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition cost, unearned revenue, and deferred sales inducements associated with the replaced contract. The provisions of SOP 05-1 are effective for United Investors for internal replacements occurring after December 31, 2006. United Investors is currently in the process of evaluating the impact of adoption. At this time, SOP 05-1 is not expected to have a material impact on United Investors’ financial position or results of operations.

2.	STATUTORY ACCOUNTING

United Investors is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from GAAP. Net income and capital and surplus on a statutory basis for United Investors were as follows:

Net Income Year Ended December 31,			Capital and Surplus at December 31
2006	2005	2004	2006	2005
$65,831	$72,653	$54,362	$386,734	$298,649

Regulatory restrictions exist on the transfer of funds from insurance companies. In the absence of special approval, these restrictions generally limit the payment of dividends by stock life insurance companies in any one year to an amount equal to the greater of statutory net gain from operations from the previous year or 10% of surplus as regards to policy holders reported for the previous year. Additionally, insurance companies are not permitted to distribute the excess of shareholders’ equity as determined on a GAAP basis over that determined on a statutory basis. Restricted net assets at December 31, 2006, in compliance with all regulations, were $299,557. Without formal regulatory approval, United Investors can pay its stockholders dividends of approximately $66,941 in 2007, which represents net gain on a statutory basis before realized gains and losses.

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The State of Missouri requires that a risk based capital formula be applied to all life and health insurers. The risk-based capital (“RBC”) formula is a threshold formula rather than a target capital formula. It is designed only to identify companies that require regulatory attention and is not to be used to rate or rank companies that are adequately capitalized. United Investors exceeded the minimum RBC requirements as of December 31, 2006 and 2005.

3.	INVESTMENTS

Investment income is summarized as follows:

	2006	2005	2004
Fixed maturities	$57,211	$56,518	$55,195
Policy loans	1,699	1,819	1,717
Other long-term investments	103	62	74
Short-term investments	664	252	121
Interest and dividends from affiliates	16,522	16,249	16,246

	76,199	74,900	73,353
Less investment expense	(2,210)	(2,053)	(1,660)

Net investment income	$73,989	$72,847	$71,693

Analysis of gains (losses) from investments—Realized investment gains (losses):
Fixed maturities	$1,729	$(1,629)	$(3)
Increase (decrease) in derivative value	(10,049)	(4,808)	7,932

	$(8,320)	$(6,437)	$7,929

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A summary of fixed maturities available for sale by amortized cost, gross unrealized gains and losses, fair value and carrying value at December 31, 2006 and 2005 is as follows:

2006	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities available for sale:
Bonds:
U.S. government direct obligations and agencies	$3,644	$50	$(13)	$3,681
Government-sponsored enterprises	22,648	—	(281)	22,367
GNMA’s	3,410	218	—	3,628
Other mortgage-backed securities	4,726	126	—	4,852
Foreign governments	1,174	363	—	1,537
Public utilities	75,930	3,778	(37)	79,671
Industrial and miscellaneous	574,115	15,993	(5,809)	584,299
Redeemable preferred stocks	142,486	5,608	(2,712)	145,382

Total fixed maturities	$828,133	$26,136	$(8,852)	$845,417

2005	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities available for sale:
Bonds:
U.S. government direct obligations and agencies	$5,763	$83	$(11)	$5,835
Government-sponsored enterprises	17,438		(190)	17,248
GNMA’s	4,863	334		5,197
Other mortgage-backed securities	4,817	273		5,090
Foreign governments	1,210	422		1,632
Public utilities	86,097	5,723		91,820
Industrial and miscellaneous	561,887	28,786	(2,829)	587,844
Asset-backed securities	4,851	48	(10)	4,889
Redeemable preferred stocks	146,293	7,431	(1,498)	152,226

Total fixed maturities	$833,219	$43,100	$(4,538)	$871,781

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A schedule of fixed maturities by contractual maturity at December 31, 2006 is shown below on an amortized cost basis and on a fair value basis. Actual maturities could differ from contractual maturities due to call or prepayment provisions.

	Amortized Cost	Fair Value
Fixed maturities available for sale:
Due in one year or less	$43,736	$43,910
Due after one year through five years	209,917	216,215
Due after five years through ten years	39,739	40,849
Due after ten years	526,605	535,963

	819,997	836,937
Mortgage-backed securities	8,136	8,480

	$828,133	$845,417

Proceeds from sales of fixed maturities available for sale were $20,710 in 2006, $5,915 in 2005, and $5,404 in 2004. Gross gains realized on these sales were $420 in 2006, $3 in 2005, and $264 in 2004. Gross losses realized on these sales were $836 in 2006, $2,987 in 2005, and $49 in 2004.

No sales of equity securities occurred in 2006, 2005, and 2004.

United Investors uses the specific identification method on securities sold to determine the basis upon which to reclassify amounts out of accumulated other comprehensive income into earnings.

United Investors’ portfolio of fixed maturities fluctuates in value based on interest rates in financial markets and other economic factors. These fluctuations caused by market rate changes have little bearing on whether or not the investment will be ultimately recoverable. Therefore, United Investors considers these declines in value as temporary even in periods exceeding one year. In certain circumstances, however, it may become apparent that the principal of an investment may not be recoverable, generally due to factors specific to an individual issuer and not market interest rates. In this event, United Investors classifies such investments as other-than-temporarily impaired and writes the investment down to fair value, realizing an investment loss. The determination that a security is other-than-temporarily impaired is highly subjective and involves the careful consideration of many factors. These factors include:

•	Default on a payment

•	Issuer has declared bankruptcy

•	Severe deterioration in market value

•	Deterioration in credit quality as indicated by credit ratings

•	Issuer having serious financial difficulties as reported in the media

•	News releases by issuer

•	Information disseminated through the investment community

•	Length of time (duration) security has been impaired

While all available information is taken into account, it is difficult to predict the ultimately recoverable amount of a distressed or impaired security. As of December 31, 2006 United Investors has no information available to cause it to believe that any of its investments are other-than-temporarily impaired.

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During the years ended December 31, 2006, 2005, and 2004, United Investors realized no losses related to declines in fair value of certain available for sale investments that management deemed to be other than temporary.

The following table discloses unrealized investment losses by class of investment at December 31, 2006 and 2005. United Investors considers these investments to be only temporarily impaired.

	Analysis of Gross Unrealized Investment Losses
	At December 31, 2006
	Less than Twelve Months		Twelve Months or Longer		Total
Description of Securities	Market Value	Unrealized Loss	Market Value	Unrealized Loss	Market Value	Unrealized Loss
U.S. government and agency	$—	$—	$1,840	$(13)	$1,840	$(13)
Government-Sponsored Enterprises	5,191	(13)	17,176	(268)	22,367	(281)
Corporates	132,281	(2,791)	94,583	(5,767)	226,864	(8,558)

Total fixed maturities	$137,472	$(2,804)	$113,599	$(6,048)	$251,071	$(8,852)

	Analysis of Gross Unrealized Investment Losses
	At December 31, 2005
	Less than Twelve Months		Twelve Months or Longer		Total
Description of Securities	Market Value	Unrealized Loss	Market Value	Unrealized Loss	Market Value	Unrealized Loss
U.S. government and agency	$—	$—	$2,258	$(11)	$2,258	$(11)
Government-Sponsored Enterprises	17,248	(190)	—	—	17,248	(190)
Corporates	108,713	(3,437)	17,205	(900)	125,918	(4,337)

Total fixed maturities	$125,961	$(3,627)	$19,463	$(911)	$145,424	$(4,538)

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4.	DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE PURCHASED

An analysis of deferred acquisition costs (“DAC”) and value of insurance purchased (“VOBA”) is as follows:

	DAC and VOBA
	2006	2005	2004
Balance—beginning of year	$219,717	$229,307	$245,485

Additions—
Deferred during period:
Commissions	11,061	9,520	13,468
Adjustment attributable to unrealized investment gains (2)	2,748	3,104	—
Other expenses	2,948	3,329	5,105

Total deferred	16,757	15,953	18,573
Deductions:
Amortized during period	(23,841)	(26,403)	(28,207)
Unlocking adjustment (1)	(886)	860	(3,744)
Adoption of SOP 03-01	—	—	(2,776)
Adjustment attributable to unrealized investment losses (2)	—	—	(24)

Total deductions	(24,727)	(25,543)	(34,751)

Balance—end of year	$211,747	$219,717	$229,307

(1)	The unlocking adjustment resulted from revisions to actuarial assumptions related to guaranteed minimum policy benefits in United Investors’ variable annuity business.
(2)	Represents amounts pertaining to investments relating to universal life-type products.

The balance at end of year in the table above includes unamortized VOBA of $1,343, $1,395, and $1,446, at December 31, 2006, 2005, and 2004, respectively. The amount of interest accrued on the unamortized balance of VOBA was approximately $82, $85, and $89 for the years ended December 31, 2006, 2005, and 2004, respectively. The average interest accrual rate used was 6.00% for the three-year period 2004 to 2006. The estimated amount of the unamortized VOBA at December 31, 2006 to be amortized during each of the next five years is 2007—$54; 2008—$51; 2009—$49; 2010—$47; and 2011—$46.

In the event of lapses or early withdrawals in excess of those assumed, DAC may not be recoverable.

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5.	PROPERTY AND EQUIPMENT

A summary of property and equipment used in the business is as follows:

	2006		2005
	Cost	Accumulated Depreciation	Cost	Accumulated Depreciation
Data processing equipment	$43	$38	$595	$583
Furniture and office equipment	156	97	1,075	1,000

Total	$199	$135	$1,670	$1,583

Depreciation expense on property and equipment was $22, $42, and $72 for each of the years 2006, 2005, and 2004, respectively. In 2006 United Investors wrote off $1,471 of fully depreciated furniture and computer equipment.

6.	FUTURE POLICY BENEFIT RESERVES

A summary of the assumptions used in determining the liability for future policy benefits at December 31, 2006 is as follows:

Interest assumptions:

	Individual Life Insurance
Years of Issue	Interest Rates	Percent of Liability
1962–2006	3.00% to 6.00%	37.3%
1986–1992	7.00% graded to 6.00%	20.4
1962–1985	8.50% graded to 6.00%	1.0
1984–2006	Interest sensitive	41.3

		100.0%

Mortality assumptions:

The mortality tables used are various statutory mortality tables and modifications of:

1965–70 Select and ultimate table
1975–80 Select and ultimate table

Withdrawal assumptions:

Withdrawal assumptions are based on United Investors’ experience.

7.	INCOME TAXES

United Investors is included in the life-nonlife consolidated federal income tax return filed by TMK. Under the tax allocation agreement with TMK, a company with taxable income pays tax equal to the amount it would pay if it filed a separate tax return. A company with a loss is paid a tax benefit currently to the extent that affiliated companies with taxable income utilize that loss.

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The components of income taxes were as follows:

	Year Ended December 31
	2006	2005	2004
Income tax expense	$20,576	$15,502	$22,832
Shareholders’ equity:
Unrealized investment losses	(6,486)	(7,051)	(131)
Tax basis compensation expense (from the exercise of stock options) recognized for financial reporting purposes	(12)	(304)	(80)
Change in accounting principles	—	—	(3,857)

	$14,078	$8,147	$18,764

Income tax expense consists of:

	Year Ended December 31
	2006	2005	2004
Current income tax expense	$17,042	$7,906	$13,503
Deferred income tax expense	3,534	7,596	9,329

	$20,576	$15,502	$22,832

The effective income tax rate differed from the expected statutory rate of 35% in 2006, 2005, and 2004, as shown below:

	Year Ended December 31
	2006	%	2005	%	2004	%
Expected income taxes	$29,295	35%	$31,208	35%	$33,021	35%
Increase (reduction) in income taxes resulting from:
Tax-exempt investment income	(6,108)	(7)	(7,008)	(8)	(6,596)	(7)
Tax settlements	(2,398)	(3)	(12,327)	(14)	—	—
Other	(213)	—	3,629	4	(3,593)	(4)

Income tax expense	$20,576	25%	$15,502	17%	$22,832	24%

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The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

	Year Ended December 31
	2006	2005	2004
Gross deferred tax assets—present value of future policy surrender charges	$7,701	$12,586	$16,159

Deferred tax liabilities:
Unrealized investment gains	5,168	11,654	18,705
Future policy benefits and unearned and advance premiums	60,251	54,595	46,424
Deferred acquisition costs	57,159	59,844	63,090
Other	2,842	7,164	8,066

Total gross deferred tax liabilities	125,420	133,257	136,285
Net deferred tax liability	$117,719	$120,671	$120,126

United Investor’s Federal income tax returns are routinely audited by the Internal Revenue Service (IRS). In the fourth quarter of 2005, the Appeals division of the IRS and Torchmark agreed to settle all issues with respect to United Investors’ 1996 and 1997 tax years. In the fourth quarter of 2006, the Appeals division of the IRS and Torchmark agreed to settle all issues with respect to United Investors’ 1998, 2001, and 2002 tax years. As a result, United Investors recorded a $12,327 tax benefit in 2005 and a $2,398 tax benefit in 2006 to reflect the impact of these settlements on the tax years covered by the examinations as well as all other tax years prior to 2006 to which the settled issues apply. The benefits relate primarily to United Investor’s computation of the dividends received deduction on its separate account assets and the amount of life insurance reserves for income tax purposes. The statutes of limitation for the assessment of additional tax are closed for the 1999 and 2000 tax years. The IRS has substantially completed its examination of United Investor’s 2003 and 2004 tax years. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from the completed examinations, future tax examinations, and other tax-related matters for all open tax years.

A tax deferred component of statutory income accumulated prior to 1984 in a “policyholders’ surplus account” is not taxable unless it exceeds certain statutory limitations or is distributed to shareholders. As of December 31, 2004, United Investors had not recognized a deferred tax liability of approximately $2.2 million that related to this accumulated income as management considered the situations causing taxation of the account to be remote. During 2004, the American Jobs Creation Act of 2004 amended Federal income tax law to permit life insurance companies to distribute amounts from policyholders’ surplus accounts in 2005 and 2006 without incurring Federal income tax on the distributions. United Investors distributed to Liberty National Life, its parent company, all the amounts held in its policyholders’ surplus account in 2005, thereby permanently eliminating this potential tax liability for tax years after 2004.

The net deferred tax liability is included as a component of deferred and accrued income taxes on the balance sheet. A valuation allowance is to be provided when it is more likely than not that deferred tax assets will not be realized by United Investors. No valuation allowance has been recorded since, in management’s judgment, United Investors will more likely than not have sufficient taxable income in future periods to fully realize its existing deferred tax assets.

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8.	POSTRETIREMENT BENEFITS AND STOCK OPTION PLANS

Pension Plans—United Investors participates in retirement benefit plans and savings plans sponsored by TMK, which cover substantially all employees. There is also a nonqualified, noncontributory excess benefit pension plan which covers certain employees. The total cost of these retirement plans charged to United Investors’ operations was as follows:

Years Ended December 31	Defined Contribution Plans	Defined Benefit Pension Plans
2006	$41	$50
2005	40	33
2004	23	130

United Investors accrues expense for the defined contribution plans based on a percentage of the employees’ contributions. The plans are funded by the employee contributions and a United Investors contribution equal to the amount of accrued expense. Plan contributions are both mandatory and discretionary, depending on the terms of the plan.

Cost for the defined benefit pension plans has been calculated on the projected unit credit actuarial cost method. All plan measurements for the defined benefit plans are as of December 31 of the respective year. The defined benefit pension plans covering the majority of employees are funded. Contributions are made to the pension plans subject to minimums required by regulation and maximums allowed for tax purposes. As of December 31, 2006, United Investors estimates that a contribution amount not to exceed $20,000 will be made by TMK to the defined benefit pension plan during 2007.

Plan assets in the funded plans consist primarily of investments in marketable fixed maturities and equity securities and are valued at fair market value. The following table presents the assets of TMK’s defined benefit pension plans by component for the years ended December 31, 2006 and 2005.

	December 31
	2006		2005
	Amount	%	Amount	%
Corporate debt	$48,720	25	$46,030	25
Other fixed maturities	962	1	1,122	1
Equity securities	143,233	72	131,846	71
Short-term investments	2,565	1	5,492	3
Other	2,314	1	279

Total assets	$197,794	100	$184,769	100

Plan assets are managed by TMK. Investment objectives for plan assets include preservation of capital, preservation of purchasing power, and long-term growth. Preservation of capital is sought through investments made in high-quality securities with adequate diversification to minimize risk. The portfolio is monitored continuously for changes in quality and diversification mix. The preservation of purchasing power is intended to be accomplished through asset growth, exclusive of contributions and withdrawals, in excess of the rate of inflation. The intention is to maintain investments, that when combined with future plan contributions, will produce adequate long-term growth to provide for all plan obligations. It is also an objective that the portfolio’s investment return will meet or exceed the return of a balanced market index.

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All of the securities in the portfolio are highly marketable so that there will be adequate liquidity to meet projected payments. There are no specific policies calling for asset durations to match those of benefit obligations.

Allowed investments are limited to equities, fixed maturities, and short-term investments (invested cash). Equities include common and preferred stocks, securities convertible into equities, and mutual funds that invest in equities. Fixed maturities consist of marketable debt securities rated invested grade at purchase by a major rating agency. Short-term investments include fixed maturities with maturities less than one year and invested cash. Target asset allocations are as follows with a twenty percent allowable variance as noted.

Asset Type	Target	Minimum	Maximum
Equities	65%	45%	85%
Fixed maturities	35	15	55
Short-terms	0	0	20

Short-term divergences due to rapid market movements are allowed.

Portfolio risk is managed through quality standards, diversification, and continuous monitoring. Equities must be listed on major exchanges and adequate market liquidity is required. Fixed maturities must be rated investment grade at purchase by a major rating agency. Short-term investments in commercial paper must be rated at least A-2 by Standard and Poor’s with the issuer rated investment grade. Invested cash is limited to banks rated A or higher. Investments outside of the aforementioned list are not permitted, except by prior approval of the Plan’s Trustees. At December 31, 2006, there were no restricted investments contained in the portfolio.

The investment portfolio is to be well diversified to avoid undue exposure to a single sector, industry, business, or security. The equity and fixed-maturity portfolios are not permitted to invest in any single issuer that would exceed 10% of total plan assets at the time of purchase. TMK does not employ any other special risk management techniques, such as derivatives, in managing the pension investment portfolio.

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The following table discloses the assumptions used to determine the pension liabilities and costs for the appropriate periods. The discount and compensation increase rates are used to determine current year projected benefit obligations and subsequent year pension expense. The long-term rate of return is used to determine current year expense. Differences between assumptions and actual experience are included in actuarial gain or loss.

Weighted Average Pension Plan Assumptions:

	2006	2005
Benefit obligations—December 31:
Discount rate	6.15%	5.50%
Rate of compensation increase	3.85	3.85

	2006	2005	2004
Periodic benefit cost for the year:
Discount rate	5.50%	6.00%	6.25%
Expected long-term returns	9.00	9.00	8.75
Rate of compensation increase	3.85	3.85	3.84

The discount rate is determined based on the expected duration of plan liabilities. A yield is then derived based on the current market yield of a hypothetical portfolio of high-quality corporate bonds which match the liability duration. The rate of compensation increase is projected based on Torchmark’s experience, modified as appropriate for future expectations. The expected long-term rate of return on plan assets is TMK management’s best estimate of the average rate of earnings expected to be received on the assets invested in the plan over the benefit period. In determining this assumption, consideration is given to the historical rate of return earned on the assets, the projected returns over future periods, and the spread between the long-term rate of return on plan assets and the discount rate used to compute benefit obligations.

Net periodic pension cost for the defined benefit plans by expense component was as follows:

	Year Ended December 31
	2006	2005	2004
Service cost—benefits earned during period	$8,043	$7,241	$6,619
Interest cost on projected benefit obligation	11,504	10,737	10,027
Expected return on assets	(16,054)	(14,368)	(12,868)
Net amortization and deferral	3,788	1,347	104

Total net periodic cost	7,281	4,957	3,882
Periodic cost allocated to other participating employers	(7,231)	(4,924)	(3,752)

United Investors’ net periodic cost	$50	$33	$130

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TMK has estimated its expected pension benefits to be paid over the next ten years as of December 31, 2006. These amounts will be substantially funded by plan assets and not corporate assets. These estimates use the same assumptions that measure the benefit obligation at December 31, 2006, taking estimated future employee service into account. Those estimated benefits are as follows:

For the year(s)
2007	$9,253
2008	12,523
2009	11,372
2010	11,078
2011	12,473
2012–2016	69,432

The following table presents a reconciliation from the beginning to the end of the year of the benefit obligation and plan assets. This table also presents a reconciliation of the plans funded status with the amounts recognized on United Investors’ financial statements.

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	Year Ended December 31
Pension Benefits	2006	2005
Changes in benefit obligation:
Obligation at the beginning of year	$208,774	$176,278
Service cost	8,043	7,241
Interest cost	11,504	10,737
Actuarial (gain) loss	(14,719)	25,809
Benefits paid	(20,609)	(11,291)

Obligation at the end of year	192,993	208,774
Changes in plan assets:
Fair value at the beginning of year	184,769	180,337
Return on assets	21,634	3,723
Contributions	12,000	12,000
Benefits paid	(20,609)	(11,291)

Fair value at the end of year	197,794	184,769

Funded status at year-end	4,801	(24,005)
Unrecognized amounts at year-end:
Unrecognized actuarial loss		35,700
Unrecognized prior service cost		469

Net amount recognized at year-end	N/A	$12,164

Amounts recognized consist of:
Prepaid benefit cost		$12,164
Accrued benefit liability		—

Net amount recognized at year-end		12,164

Net amount recognized allocated to other TMK participating employers		(11,670)

United Investors’ net amount recognized at year-end	N/A	$494

Amounts recognized in accumulated other comprehensive income consist of:
Net loss	$11,691
Prior service cost	392

Net amounts recognized at year end	12,083

Net amount recognized allocated to other TMK participating employers	(12,083)

United Investors’ net amount recognized at year-end	—

The portion of other comprehensive income that is expected to be reflected in Torchmark’s pension expense in 2007 is as follows:
	$78
Amortization of prior year service cost	316

Amortization of net loss

Total	394

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The accumulated benefit obligation (ABO) for TMK’s defined benefit pension plan was $168,383 and $183,050 at December 31, 2006 and 2005, respectively. Plan assets exceeded the ABO at both December 31, 2006 and 2005.

Postretirement Benefit Plans Other Than Pensions—United Investors provides postretirement life insurance benefits for most retired employees, and also provides additional postretirement life insurance benefits for certain key employees. The majority of the life insurance benefits are accrued over the working lives of active employees. Since the plan is closed to new participants, the annual expense is not considered significant for disclosure.

United Investors’ employees are not eligible for postretirement benefits other than pension or life insurance. However, Liberty National, the majority stockholder of United Investors, does subsidize a portion of the cost for health insurance benefits for employees of United Investors who retired before February 1, 1993, and before age sixty-five, covering them until they attain the age of sixty-five. Eligibility for this benefit was generally achieved at age fifty-five with at least 15 years of service. This subsidy is minimal to retired employees who did not retire before February 1, 1993. This plan is unfunded and the liability and expense related to United Investors’ employees is not material.

Stock Option Plans—Certain employees of United Investors have been granted fixed equity options to buy shares of Torchmark stock at the market value of the stock on the date of grant, under the provisions of the Torchmark stock option plans. The options are exercisable during the period commencing from the date they vest until expiring according to the terms of the grant. Options generally expire the earlier of employee termination or option contract term, which ranges from seven to eleven years. Employee and consultant stock options generally vest one-half in two years and one-half in three years. Stock options awarded in connection with compensation deferrals by certain executives generally vest over a range of six to ten years. All options vest immediately upon the attainment of age 65, subject to a minimum vesting period of one year for employees or six months for directors.

An analysis of Torchmark shares available for grant is as follows:

	Available for Grant
	2006	2005	2004
Balance at January 1	916,483	1,716,920	2,785,705
Adoption of new plans	—	6,000,000	—
Cancelled on termination of prior plans	—	(1,641,145)	—
Expired and forfeited during year	34,749	3,828	15,310
Options granted during year	(458,008)	(5,163,120)	(1,039,095)
Restricted stock granted during year	(28,000)	—	—

Balance at December 31	465,224	916,483	1,761,920

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A summary of option activity for the years ended December 31, 2006 and 2005 is presented below:

	2006	2005	2004
Stock-based compensation expense recognized*	$53	$—	$—
Tax benefit recognized	18	—	—
Weighted-average grant-date fair value of options granted	12.22	9.41	12.11
Intrinsic value of options exercised	34	868	228
Cash received from options exercised	148	1,568	1,038
Actual tax benefit received from exercises	12	304	80

*	No stock-based compensation expense was capitalized in any period.

	2006		2005		2004
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding-beginning of year	70,372	$51.50	74,135	$39.87	88,283	$37.69
Granted	5,000	63.70	40,704	54.94	10,000	56.24
Transferred	—	—	—	—	(2,500)	40.57
Exercised	(3,098)	47.75	(44,467)	35.26	(21,148)	38.30
Expired and forfeited	(1,000)	50.57	—	—	(500)	44.89
Outstanding-end of year	71,274	$52.53	70,372	$51.50	74,135	$39.87

Exercisable at end of year	56,774	$51.05	55,872	$51.41	48,760	$35.75

Additional information about United Investors applicable stock-based compensation as of December 31, 2006 is as follows:

Outstanding options:
Weighted-average remaining contractual term (in years)	6.04
Aggregate intrinsic value	$800

Exercisable options:
Weighted-average remaining contractual term (in years)	5.97
Aggregate intrinsic value	$721

Unrecognized compensation*	$129
Weighted average period of expected recognition (in years)*	2.30

*	Includes restricted stock.

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Additional information concerning unvested options is as follows:

Number of shares outstanding	14,500
Weighted-average exercise price (per share)	$58.31
Weighted-average remaining contractual term (in years)	6.3
Aggregate intrinsic value	$79

Torchmark expects that substantially all unvested options will vest.

The following table summarizes information about stock options outstanding at December 31, 2006.

		Options Outstanding		Options Exercisable
Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$37.44	4,745	5.97	$37.44	4,745	$37.44
41.26	3,825	4.61	41.26	3,825	41.26
44.89	9,000	6.96	44.89	9,000	44.89
54.77	31,204	5.35	54.77	31,204	54.77
55.48	9,500	5.96	55.48	—	—
56.24	8,000	7.96	56.24	8,000	56.24
63.70	5,000	6.95	63.70	—	—
	71,274	6.04	52.53	56,774	51.05

9.	RELATED-PARTY TRANSACTIONS

United Investors paid commissions to Liberty National for certain United Investors policies sold by Liberty National agents. The amounts of commissions were $1,183, $2,111, and $4,391, in 2006, 2005, and 2004, respectively.

United Investors was charged for space, equipment, and services provided by an affiliate amounting to $1,610 in 2006, $1,630 in 2005, and $1,683 in 2004.

TMK performed certain administrative services for United Investors for which it was charged $252 in 2006, $396 in 2005, and $504 in 2004.

TMK performs investment management services for United Investors for which it was charged $2,028, $1,716, and $1,704 in 2006, 2005, and 2004 respectively.

During 2006, United Investors loaned, in a series of notes, $51,000 to TMK. These notes had interest rates ranging from 7.5% to 8.25% and were repaid in 2006. The interest income related to these notes of $556 is included in the accompanying financial statements.

During 2005, United Investors loaned, in a series of notes, $110,800 to Liberty National, and United American Life Insurance Company (“United American”), an affiliated company. These notes had interest rates ranging from 4.0% to 4.5% and were repaid in 2005. The interest income related to these notes of $283 is included in the accompanying financial statements.

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During 2004, United Investors loaned, in a series of notes, $85,000 to TMK and United American. These notes had interest rates ranging from 2.75% to 4.00% and were repaid in 2004. The interest income related to these notes of $280 is included in the accompanying financial statements.

During 2006, United Investors borrowed, in a series of notes, $92,000 from Globe Life Insurance Company (“Globe”), an affiliated company, Liberty National, TMK, and United American. These notes were repaid in 2006 and had interest rates ranging from 7.5% to 8.25%. The interest expense related to these notes of $1,598 is included in the accompanying financial statements.

During 2005, United Investors borrowed, in a series of notes, $104,600 from Globe, Liberty National, TMK, and United American. These notes were repaid in 2005 and had interest rates ranging from 4.0% to 4.5%. The interest expense related to these notes of $262 is included in the accompanying financial statements.

During 2004, United Investors borrowed, in a series of notes, $78,500 from Globe, Liberty National, TMK, and United American, which are affiliated companies. These notes were repaid in 2004 and had interest rates ranging from 2.75% to 4.00%. The interest expense related to these notes of $266 is included in the accompanying financial statements.

Effective January 1, 1997, United Investors assumed a block of annuity products totaling $200,321 from United American on a 100% funds withheld basis. The funds withheld totaled $451,147 and $409,605 at December 31, 2006 and 2005, respectively. Interest income totaled $26,567, $29,864, and $24,998, in 2006, 2005, and 2004, respectively, and is reflected as other income in the accompanying statements of operations. The reserve for annuity balances assumed in connection with this business totaled $458,990 and $419,733 as of December 31, 2006 and 2005, respectively. United Investors reimbursed United American for administrative expense in the amount of $1,368, $876, and $1,031 in 2006, 2005, and 2004, respectively.

United Investors serves as sponsor to seven separate accounts at December 31, 2006.

United Investors owns 188,212 shares of TMK 6 1/2 % Cumulative Preferred Stock, Series A and 52,200 shares of TMK 7.65% Cumulative Preferred Stock, Series A. Dividend income on these shares was $15,966 in 2006, $15,966 in 2005, and $15,966 in 2004. Accrued dividend income on these shares at December 31, 2006, 2005, and 2004, was $477, $477, and $477, respectively.

10.	COMMITMENTS AND CONTINGENCIES

Reinsurance—United Investors reinsures that portion of insurance risk which is in excess of its retention limit. The maximum net retention limit for ordinary life insurance is $500 per life. Life insurance ceded represented 5.2% of total life insurance in force at December 31, 2006, and less than 2.8% of premium income for 2006. United Investors would be liable for the reinsured risks ceded to other companies to the extent that such reinsuring companies are unable to meet their obligation. Except as disclosed in Note 9, United Investors does not assume insurance risks of other companies.

Litigation—United Investors is engaged in routine litigation arising from the normal course of business. In management’s opinion, this litigation will not materially affect United Investors’ financial position or results of operations.

Concentrations of Credit Risk—United Investors maintains a highly diversified investment portfolio with limited concentration in any given region, industry, or economic characteristic. The portfolio consists of investment-grade corporate bonds (64%); preferred stock in affiliates (21%); non-investment-grade securities (7%); policy loans (3%), which are secured by the underlying insurance policy values; government sponsored enterprises (2%); short-term investments (2%); and other fixed maturities (1%).

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Corporate debt and equity investments are made in a wide range of industries. At December 31, 2006, 2% or more of the portfolio was invested in the following industries: insurance carriers (21%); depository institutions (20%); electric, gas, and sanitation services (14%); non-depository credit institutions (6%); communications (5%); industrial/commercial machinery and computer equipment (4%); food and kindred products (3%); transportation equipment (3%); chemicals and allied products (2%); petroleum refining and related industries (2%); and paper and allied products (2%). Otherwise, no individual industry represented 2% or more of United Investors’ corporate debt investments. At year-end 2006, 7% of invested assets were represented by fixed maturities rated below investment grade (BB or lower as rated by the Bloomberg Composite or the equivalent NAIC designation). Par value of these investments was $82.2 million, amortized cost was $78.8 million, and fair value was $81.3 million. While these investments could be subject to additional credit risk, such risk should generally be reflected in market value.

Collateral Requirements—United Investors requires collateral for investments in instruments where collateral is available and typically required because of the nature of the investment. Since the majority of United Investors’ investments are in government, government-secured, or corporate securities, the requirement for collateral is rare.

11.	SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

The following table summarizes United Investors’ non-cash transactions, which are not reflected on the statements of cash flows:

	Stock Option Memo
	Year Ended December 31
	2006	2005	2004
Paid-in capital from tax benefit for stock option exercises	$12	$304	$80

The following table summarizes certain amounts paid during the period:

	2006	2005	2004
Income taxes	$21,183	$21,217	$20,925
Interest	1,598	262	266

12.	BUSINESS SEGMENTS

United Investors’ segments are based on the insurance product lines it markets and administers; life insurance and annuities. These major product lines are set out as segments because of the common characteristics of products within these categories, comparability of margins, and the similarity in regulatory environment and management techniques. There is also an investment segment which manages the investment portfolio, debt, and cash flows for the insurance segments and the corporate function.

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Life insurance products include traditional and interest-sensitive whole life insurance as well as term life and variable life insurance. Annuities include both fixed-benefit and variable contracts. Variable contracts allow policyholders to choose from a variety of mutual funds in which to direct their deposits.

United Investors markets its insurance products through a number of distribution channels, each of which sells the products of one or more of United Investors’ insurance segments. The tables below present segment premium revenue by each of United Investors’ marketing groups.

	For the Year 2006
	Life		Annuity		Total
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Independent Producers	$7,335	9.9	$—	—	$7,335	9.8
Waddell & Reed	47,099	63.5	—	—	47,099	63.1
Liberty National	15,336	20.7	—	—	15,336	20.5
United American	280.4		533	100	813	1.1
Globe Direct Response	4,112	5.5	—	—	4,112	5.5

Total premium income	$74,162	100	$533	100	$74,695	100.0

	For the Year 2005
	Life		Annuity		Total
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Independent Producers	$7,141	9.2	$—	—	$7,141	9.1
Waddell & Reed	48,744	62.6	—	—	48,744	62.3
Liberty National	17,127	22.0	—	—	17,127	21.9
United American	322	0.4	387	100	709	0.9
Globe Direct Response	4,499	5.8	—	—	4,499	5.8

Total premium income	$77,833	100	$387	100	$78,220	100

	For the Year 2004
	Life		Annuity		Total
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Independent Producers	$6,709	8.2	$—	—	$6,709	8.2
Waddell & Reed	51,078	62.6	—	—	51,078	62.4
Liberty National	18,468	22.6	—	—	18,468	22.5
United American	307	0.4	256	100.0	563	0.7
Globe Direct Response	5,039	6.2	—	—	5,039	6.2

Total premium income	$81,601	100.0	$256	100.0	$81,857	100.0

Because of the nature of the insurance industry, United Investors has no individual or group which would be considered a major customer. Substantially all of United Investors’ business is conducted in the United States, primarily in the Southeast and Southwest regions.

The measure of profitability for insurance segments is underwriting income before other income and administrative expenses, in accordance with the manner the segments are managed. It essentially represents gross profit margin on insurance products before administrative expenses and consists of

35

premiums, less net policy obligations, acquisition expenses, and commissions. It differs from GAAP pretax operating income before other income and administrative expense for two primary reasons. First, there is a reduction to policy obligations for interest credited by contract to policyholders because this interest is earned and credited by the investment segment. Second, interest is also added to acquisition expense which represents the implied interest cost of DAC, which is funded by and is attributed to the investment segment.

The measure of profitability for the investment segment is excess investment income, which represents the income earned on the investment portfolio in excess of net policy requirements. The investment segment is measured on a tax-equivalent basis, equating the return on tax-exempt investments to the pretax return on taxable investments. Other than the above-mentioned interest allocations, there are no other inter-segment revenues or expenses. All other unallocated revenues and expenses on a pretax basis, including insurance administrative expense, are included in the “Other” segment category. The table below sets forth a reconciliation of United Investors’ revenues and operations by segment to its major income statement line items.

	For the Year 2006
	Life	Annuity	Investment	Other	Total
Revenues:
Premiums	$74,162	$533	$—	$—	$74,695
Policy charges and fees	21,394	22,377	—	—	43,771
Net investment income	—	—	73,989		73,989
Other income	—	26,567	—	1,999	28,566

Total revenues	95,556	49,477	73,989	1,999	221,021
Benefits and expenses:
Policy benefits	65,952	23,307	—	—	89,259
Required reserve interest	(23,903)	(9,627)	33,530	—	—
Amortization of acquisition costs	22,769	1,938	—	—	24,707
Commissions and premium taxes	5,474	89	—	—	5,563
Required interest on acquisition costs	8,438	4,029	(12,467)	—	—

Total benefits and expenses	78,730	19,736	21,063	—	119,529
Underwriting income before other income and administrative expense	16,826	29,741	52,926	1,999	101,492
Other operating expenses	—	—	—	(9,471)	(9,471)

Measure of segment profitability	$16,826	$29,741	$52,926	$(7,472)	92,021

Realized investment loss adjustment					(8,320)

Pretax operating income					$83,701

36

	For the Year 2005
	Life	Annuity	Investment	Other	Total
Revenues:
Premiums	$77,833	$387	$—	$—	$78,220
Policy charges and fees	22,071	24,510	—	—	46,581
Net investment income	—		72,847	—	72,847
Other income	—	29,864	—	—	29,864

Total revenues	99,904	54,761	72,847	—	227,512

Benefits and expenses:
Policy benefits	67,103	26,337	—	—	93,440
Required reserve interest	(23,609)	(10,497)	34,106	—	—
Amortization of acquisition costs	23,186	2,357	—	—	25,543
Commissions and premium taxes	5,240	256	—	—	5,496
Required interest on acquisition costs	8,898	4,444	(13,342)	—	—

Total benefits and expenses	80,818	22,897	20,764	—	124,479

Underwriting income before other
Income and administrative expense	19,086	31,864	52,083	—	103,033
Other operating expenses	—	—	—	(7,429)	(7,429)

Measure of segment profitability	$19,086	$31,864	$52,083	$(7,429)	95,604

Realized investment loss adjustment					(6,437)

Pretax operating income					$89,167

	For the Year 2004
	Life	Annuity	Investment	Other	Total
Revenues:
Premiums	$81,601	$256	$—	$—	$81,857
Policy charges and fees	22,094	27,482	—	—	49,576
Net investment income	—		71,693	—	71,693
Other income	—	24,998	—	—	24,998

Total revenues	103,695	52,736	71,693	—	228,124

Benefits and expenses:
Policy benefits	68,594	27,676	—	—	96,270
Required reserve interest	(21,979)	(11,987)	33,966	—	—
Amortization of acquisition costs	26,363	1,844	—	—	28,207
Commissions and premium taxes	6,046	61	—	—	6,107
Required interest on acquisition costs	9,526	4,991	(14,517)	—	—

Total benefits and expenses	88,550	22,585	19,449	—	130,584

Underwriting income before other income and administrative expense	15,145	30,151	52,244	—	97,540
Other operating expenses	—	—	—	(11,124)	(11,124)

Measure of segment profitability	$15,145	$30,151	$52,244	$(11,124)	86,416

Realized investment gain adjustment					7,929

Pretax operating income					$94,345

37

Assets for each segment are reported based on a specific identification basis. The insurance segments’ assets contain DAC, VOBA, and separate account assets. The investment segment includes the investment portfolio, cash, and accrued investment income. Goodwill is assigned to corporate operations. All other assets are included in the other category. The table below reconciles segment assets to total assets as reported in the financial statements.

	December 31, 2006
	Life	Annuity	Investment	Other	Total
Cash and invested assets	$—	$—	$1,141,188	$—	$1,141,188
Accrued investment income	—	—	16,508	—	16,508
DAC & VOBA	129,044	82,703	—	—	211,747
Goodwill	23,563	3,065	—	—	26,628
Separate account assets	—	1,498,622	—	—	1,498,622
Other assets	—	—	—	475,243	475,243

Total assets	$152,607	$1,584,390	$1,157,696	$475,243	$3,369,936

	December 31, 2005
	Life	Annuity	Investment	Other	Total
Cash and invested assets	$—	$—	$1,169,627	$—	$1,169,627
Accrued investment income	—	—	15,537	—	15,537
DAC & VOBA	133,306	86,411	—	—	219,717
Goodwill	23,563	3,065	—	—	26,628
Separate account assets	—	1,560,391	—	—	1,560,391
Other assets	—	—	—	438,135	438,135

Total assets	$156,869	$1,649,867	$1,185,164	$438,135	$3,430,035

* * * * * *

38

Titanium Annuity

Variable Account

Financial Statements as of

December 31, 2006, and for the

Years Ended December 31, 2006 and 2005

(Restated), and Report of Independent

Registered Public Accounting Firm

TITANIUM ANNUITY VARIABLE ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of

Directors of United Investors Life Insurance Company

and the Contract Owners of the

Titanium Annuity Variable Account:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts (“portfolios” for the purpose of this report) that include the AIM V.I. Capital Appreciation Fund, the AIM V.I. Growth Fund, the AIM V.I. Capital Development Fund, the AIM V.I. Core Equity Fund, the AIM V.I. Premier Equity Fund, the AIM V.I. Core Stock Fund, the AIM V.I. Government Securities Fund, the AIM V.I. International Growth Fund, the AIM V.I. Technology Fund, the AIM V.I. Utilities Fund, the Alger American Balanced Portfolio, the Alger American Growth Portfolio, the Alger American Income & Growth Portfolio, the Alger American Leveraged AllCap Portfolio, the Alger American MidCap Growth Portfolio, the Alger American Small Capitalization Portfolio, the Dreyfus VIF-Appreciation Portfolio, the Dreyfus VIF-Money Market Portfolio, the Dreyfus VIF-Quality Bond Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc., the Evergreen VA Balanced Fund, the Evergreen VA International Equity Fund, the Evergreen VA Special Values Fund, the MFS® Emerging Growth Series, the MFS® High Income Series, the MFS® Investors Trust Series, the MFS® Research Series, the MFS® Total Return Series, the MFS® Value Series, the DWS Dreman High Return Equity VIP, the DWS Dreman Small Mid Cap Value VIP, the DWS Equity 500 Index VIP, the DWS High Income VIP, the DWS Large Cap Value VIP, the DWS Mid Cap Growth VIP, the DWS Small Cap Index VIP, the Franklin Large Cap Value Securities Fund, the Franklin Real Estate Fund, the Franklin Zero Coupon Fund-2010, the Templeton Foreign Securities Fund, the Templeton Global Asset Allocation Fund, the Templeton Global Income Securities Fund, the Wells Fargo Advantage VT Asset Allocation Fund, the Wells Fargo Advantage VT Discovery Fund Variable Trust, the Wells Fargo Advantage VT Opportunity Fund Variable Trust, and the Wells Fargo Advantage VT Total Return Bond Fund that comprise the Titanium Annuity Variable Account as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Titanium Annuity Variable Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Titanium Annuity Variable Account is not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Titanium Annuity Variable Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned at December 31, 2006, by correspondence with the respective investment companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective portfolios of the Titanium Annuity Variable Account as of December 31, 2006, the results of their respective operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 8, the accompanying financial statements for the year ended December 31, 2005 have been restated.

DELOITTE & TOUCHE LLP

Dallas, Texas

April 27, 2007

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2006

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Capital Development Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
Assets:
Investment in mutual funds, at fair value (Note 2)	$1,250,150	$—	$20,994	$1,869,856	$—	$—	$135,314	$792,136	$854,919	$928,482	$76,434	$1,894,455

Total assets	1,250,150	—	20,994	1,869,856	—	—	135,314	792,136	854,919	928,482	76,434	1,894,455

Liabilities:
Payable to United Investors Life Insurance Company (Note 4)	383	—	6	574	—	—	41	243	262	279	23	581

Net assets (Note 3)	$1,249,767	$—	$20,988	$1,869,282	$—	$—	$135,273	$791,893	$854,657	$928,203	$76,411	$1,893,874

Accumulation units outstanding	177,917	—	1,888	218,126	—	—	13,024	59,341	273,530	89,647	6,548	233,694

Net assets value per unit	$7.024	$—	$11.117	$8.570	$—	$—	$10.386	$13.345	$3.125	$10.354	$11.669	$8.104

Cost of invested assets	$1,128,739	$—	$19,466	$1,596,079	$—	$—	$137,744	$555,851	$766,619	$756,031	$74,605	$1,549,671

	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series
Assets:
Investment in mutual funds, at fair value (Note 2)	$1,124,623	$1,171,934	$3,016,064	$744,390	$1,924,711	$1,948,142	$1,397,728	$318,365	$145,158	$369,402	$2,391,298	$726,401

Total assets	1,124,623	1,171,934	3,016,064	744,390	1,924,711	1,948,142	1,397,728	318,365	145,158	369,402	2,391,298	726,401

Liabilities:
Payable to United Investors Life Insurance Company (Note 4)	344	359	924	228	590	617	429	97	45	113	731	222

Net assets (Note 3)	$1,124,279	$1,171,575	$3,015,140	$744,162	$1,924,121	$1,947,525	$1,397,299	$318,268	$145,113	$369,289	$2,390,567	$726,179

Accumulation units outstanding	135,954	136,805	269,965	78,048	189,571	183,043	109,632	46,800	13,999	29,187	113,273	118,040

Net assets value per unit	$8.270	$8.564	$11.169	$9.535	$10.150	$10.640	$12.745	$6.801	$10.366	$12.653	$21.104	$6.152

Cost of invested assets	$938,110	$842,803	$2,514,662	$523,186	$1,495,274	$1,948,115	$1,432,258	$286,322	$124,296	$310,882	$1,990,510	$580,849

(Continued	)

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2006

	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	MFS® Value Series	DWS Dreman High Return Equity VIP	DWS Dreman Small Mid Cap Value VIP	DWS Equity 500 Index VIP	DWS High Income VIP	DWS Large Cap Value VIP	DWS Mid Cap Growth VIP	DWS Small Cap Index VIP
Assets:
Investment in mutual funds, at fair value (Note 2)	$206,373	$326,521	$232,463	$3,060,443	$43,692	$9,889	$59,942	$424,450	$6,581	$27,218	$3,214	$1,430,052

Total assets	206,373	326,521	232,463	3,060,443	43,692	9,889	59,942	424,450	6,581	27,218	3,214	1,430,052
Liabilities:
Payable to United Investors Life Insurance Company (Note 4)	44	100	71	938	13	3	18	130	2	8	1	437

Net assets (Note 3)	$206,329	$326,421	$232,392	$3,059,505	$43,679	$9,886	$59,924	$424,320	$6,579	$27,210	$3,213	$1,429,615

Accumulation units outstanding	17,069	33,398	27,666	227,024	3,770	869	5,052	31,314	608	2,466	305	94,670

Net assets value per unit	$12.088	$9.774	$8.400	$13.477	$11.586	$11.376	$11.861	$13.550	$10.821	$11.034	$10.534	$15.101

Cost of invested assets	$201,499	$251,244	$187,226	$2,650,418	$40,736	$9,809	$56,470	$364,066	$6,189	$24,566	$2,920	$1,038,400

	Franklin Large Cap Value Securities Fund	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Asset Allocation Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund	Wells Fargo Adv. VT Total Return Bond Fund
Assets:
Investment in mutual funds, at fair value (Note 2)	$25,058	$1,266,725	$116,586	$908,871	$1,121,509	$275,935	$1,215	$812,635	$1,870,328	$2,415

Total assets	25,058	1,266,725	116,586	908,871	1,121,509	275,935	1,215	812,635	1,870,328	2,415
Liabilities:
Payable to United Investors Life Insurance Company (Note 4)	7	387	36	279	344	85	—	249	573	1

Net assets (Note 3)	$25,051	$1,266,338	$116,550	$908,592	$1,121,165	$275,850	$1,215	$812,386	$1,869,755	$2,414

Accumulation units outstanding	2,204	70,165	11,205	67,780	73,138	21,690	112	125,623	146,220	236

Net assets value per unit	$11.366	$18.048	$10.402	$13.405	$15.329	$12.718	$10.848	$6.467	$12.787	$10.229

Cost of invested assets	$24,873	$1,105,478	$117,565	$632,328	$916,691	$260,633	$1,155	$626,730	$1,531,359	$2,368

See notes to financial statements.	(Concluded	)

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Capital Development Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
Investment Income
Dividend income (Note 2)	$717	$—	$362	$10,135	$6,527	$6,105	$5,715	$7,181	$—	$46,827	$4,561	$2,378
Mortality and expense risk charges	(15,464)	(2,900)	(144)	(20,732)	(2,889)	(2,528)	(917)	(8,767)	(11,853)	(9,387)	(972)	(26,995)

Net investment income (loss)	(14,747)	(2,900)	218	(10,597)	3,638	3,577	4,798	(1,586)	(11,853)	37,440	3,589	(24,617)

Realized and unrealized gains (losses) on investments
Realized gains (losses) from redemption of investment units	15,282	106,375	181	27,945	63,303	65,019	(123)	24,900	9,537	17,458	5	57,751
Unrealized investment appreciation (depreciation) on investments during the year	15,839	(62,198)	1,528	172,299	(35,604)	(35,866)	(1,992)	127,255	74,508	97,366	(1,177)	37,210

Realized and unrealized gains (losses)	31,121	44,177	1,709	200,244	27,699	29,153	(2,115)	152,155	84,045	114,824	(1,172)	94,961

Net increase (decrease) in net assets resulting from operations	$16,374	$41,277	$1,927	$189,647	$31,337	$32,730	$2,683	$150,569	$72,192	$152,264	$2,417	$70,344

	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series
Investment Income
Dividend income (Note 2)	$13,651	$—	$407,333	$—	$26,560	$102,727	$67,151	$322	$3,709	$28,476	$280,769	$—
Mortality and expense risk charges	(14,896)	(15,569)	(40,779)	(10,108)	(24,017)	(32,121)	(20,472)	(4,226)	(2,086)	(4,550)	(31,259)	(10,128)

Net investment income (loss)	(1,245)	(15,569)	366,554	(10,108)	2,543	70,606	46,679	(3,904)	1,623	23,926	249,510	(10,128)

Realized and unrealized gains (losses) on investments
Realized gains (losses) from redemption of investment units	16,255	74,260	62,217	86,948	27,478	(130)	(15,939)	2,115	3,456	31,474	76,874	20,809
Unrealized investment appreciation (depreciation) on investments during the year	65,039	124,345	(179,886)	45,440	210,594	130	8,794	25,765	6,747	5,782	77,719	35,024

Realized and unrealized gains (losses)	81,294	198,605	(117,669)	132,388	238,072	—	(7,145)	27,880	10,203	37,256	154,593	55,833

Net increase (decrease) in net assets resulting from operations	$80,049	$183,036	$248,885	$122,280	$240,615	$70,606	$39,534	$23,976	$11,826	$61,182	$404,103	$45,705

(Continued)

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	MFS® Value Series	DWS Dreman High Return Equity VIP	DWS Dreman Small Mid Cap Value VIP	DWS Equity 500 Index VIP	DWS High Income VIP	DWS Large Cap Value VIP	DWS Mid Cap Growth VIP	DWS Small Cap Index VIP
Investment Income
Dividend income (Note 2)	$33,078	$1,723	$1,105	$166,845	$1,815	$390	$1,405	$3,767	$—	$1	$—	$68,708
Mortality and expense risk charges	(3,579)	(5,304)	(3,082)	(42,258)	(392)	(25)	(462)	(5,180)	(38)	(160)	(20)	(19,688)

Net investment income (loss)	29,499	(3,581)	(1,977)	124,587	1,423	365	943	(1,413)	(38)	(159)	(20)	49,020

Realized and unrealized gains (losses) on investments
Realized gains (losses) from redemption of investment units	(8,364)	45,789	1,922	51,076	(13)	1	1,803	47,084	1	13	1	66,134
Unrealized investment appreciation (depreciation) on investments during the year	(2,455)	906	19,394	124,635	2,956	81	3,472	4,016	392	2,651	294	98,233

Realized and unrealized gains (losses)	(10,819)	46,695	21,316	175,711	2,943	82	5,275	51,100	393	2,664	295	164,367

Net increase (decrease) in net assets resulting from operations	$18,680	$43,114	$19,339	$300,298	$4,366	$447	$6,218	$49,687	$355	$2,505	$275	$213,387

	Franklin Large Cap Value Securities Fund	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Asset Allocation Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund	Wells Fargo Adv. VT Total Return Bond Fund
Investment Income
Dividend income (Note 2)	$685	$103,184	$2,782	$9,945	$140,039	$7,582	$21	$—	$194,413	$62
Mortality and expense risk charges	(51)	(14,303)	(1,238)	(12,441)	(14,389)	(2,890)	(7)	(10,351)	(24,612)	(19)

Net investment income (loss)	634	88,881	1,544	(2,496)	125,650	4,692	14	(10,351)	169,801	43

Realized and unrealized gains (losses) on investments
Realized gains (losses) from redemption of investment units	332	25,414	(276)	106,561	31,593	1,192	—	29,663	50,374	—
Unrealized investment appreciation (depreciation) on investments during the year	185	68,222	346	62,530	25,664	16,432	60	74,103	(40,914)	47

Realized and unrealized gains (losses)	517	93,636	70	169,091	57,257	17,624	60	103,766	9,460	47

Net increase (decrease) in net assets resulting from operations	$1,151	$182,517	$1,614	$166,595	$182,907	$22,316	$74	$93,415	$179,261	$90

See notes to financial statements.	(Concluded	)

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Capital Development Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
From Operations
Net investment income (loss)	$(14,747)	$(2,900)	$218	$(10,597)	$3,638	$3,577	$4,798	$(1,586)	$(11,853)	$37,440	$3,589	$(24,617)
Realized gains (losses) on investments	15,282	106,375	181	27,945	63,303	65,019	(123)	24,900	9,537	17,458	5	57,751
Unrealized appreciation (depreciation) of investments during the year	15,839	(62,198)	1,528	172,299	(35,604)	(35,866)	(1,992)	127,255	74,508	97,366	(1,177)	37,210

Net increase (decrease) in net assets resulting from operations	16,374	41,277	1,927	189,647	31,337	32,730	2,683	150,569	72,192	152,264	2,417	70,344

From Variable Life Policy Transactions
Policy charges	(1,713)	(631)	(4)	(2,025)	(459)	(285)	(40)	(581)	(1,101)	(785)	(45)	(1,564)
Benefits, surrenders and terminations	(142,657)	(23,964)	(1,711)	(177,786)	(23,349)	(24,298)	(13,594)	(67,793)	(133,694)	(57,049)	(219)	(155,858)
Premium deposits and net transfers*	666,874	(631,127)	20,776	1,167,385	(628,307)	(550,430)	130,375	236,448	95,806	350,735	11,012	(110,404)

Net increase (decrease) in net assets resulting from variable life policy transactions	522,504	(655,722)	19,061	987,574	(652,115)	(575,013)	116,741	168,074	(38,989)	292,901	10,748	(267,826)

Net increase (decrease) in net assets	538,878	(614,445)	20,988	1,177,221	(620,778)	(542,283)	119,424	318,643	33,203	445,165	13,165	(197,482)

Net assets, beginning of year	710,889	614,445	—	692,061	620,778	542,283	15,849	473,250	821,454	483,038	63,246	2,091,356

Net assets, end of year	$1,249,767	$—	$20,988	$1,869,282	$—	$—	$135,273	$791,893	$854,657	$928,203	$76,411	$1,893,874

	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series
From Operations
Net investment income (loss)	$(1,245)	$(15,569)	$366,554	$(10,108)	$2,543	$70,606	$46,679	$(3,904)	$1,623	$23,926	$249,510	$(10,128)
Realized gains (losses) on investments	16,255	74,260	62,217	86,948	27,478	(130)	(15,939)	2,115	3,456	31,474	76,874	20,809
Unrealized appreciation (depreciation) of investments during the year	65,039	124,345	(179,886)	45,440	210,594	130	8,794	25,765	6,747	5,782	77,719	35,024

Net increase (decrease) in net assets resulting from operations	80,049	183,036	248,885	122,280	240,615	70,606	39,534	23,976	11,826	61,182	404,103	45,705

From Variable Life Policy Transactions
Policy charges	(1,172)	(1,560)	(2,254)	(884)	(636)	(1,343)	(1,563)	(477)	(99)	(310)	(2,529)	(1,103)
Benefits, surrenders and terminations	(165,424)	(243,016)	(273,280)	(135,816)	(142,344)	(346,781)	(256,766)	(39,620)	(29,126)	(141,281)	(283,355)	(98,606)
Premium deposits and net transfers*	105,131	211,470	163,429	58,870	138,412	(349,611)	56,816	24,546	5,190	180,407	195,936	33,628

Net increase (decrease) in net assets resulting from variable life policy transactions	(61,465)	(33,106)	(112,105)	(77,830)	(4,568)	(697,735)	(201,513)	(15,551)	(24,035)	38,816	(89,948)	(66,081)

Net increase (decrease) in net assets	18,584	149,930	136,780	44,450	236,047	(627,129)	(161,979)	8,425	(12,209)	99,998	314,155	(20,376)

Net assets, beginning of year	1,105,695	1,021,645	2,878,360	699,712	1,688,074	2,574,654	1,559,278	309,843	157,322	269,291	2,076,412	746,555

Net assets, end of year	$1,124,279	$1,171,575	$3,015,140	$744,162	$1,924,121	$1,947,525	$1,397,299	$318,268	$145,113	$369,289	$2,390,567	$726,179

(Continued)

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	MFS® Value Series	DWS Dreman High Return Equity VIP	DWS Dreman Small Mid Cap Value VIP	DWS Equity 500 Index VIP	DWS High Income VIP	DWS Large Cap Value VIP	DWS Mid Cap Growth VIP	DWS Small Cap Index VIP
From Operations
Net investment income (loss)	$29,499	$(3,581)	$(1,977)	$124,587	$1,423	$365	$943	$(1,413)	$(38)	$(159)	$(20)	$49,020
Realized gains (losses) on investments	(8,364)	45,789	1,922	51,076	(13)	1	1,803	47,084	1	13	1	66,134
Unrealized appreciation (depreciation) of investments during the year	(2,455)	906	19,394	124,635	2,956	81	3,472	4,016	392	2,651	294	98,233

Net increase (decrease) in net assets resulting from operations	18,680	43,114	19,339	300,298	4,366	447	6,218	49,687	355	2,505	275	213,387

From Variable Life Policy Transactions
Policy charges	(36)	(533)	(314)	(1,722)	—	—	(16)	(73)	—	—	—	(859)
Benefits, surrenders and terminations	(83,818)	(109,131)	(7,661)	(404,277)	(20,405)	—	(30,569)	(167,764)	—	—	—	(126,998)
Premium deposits and net transfers*	(204,305)	(146,977)	9,301	241,259	59,718	9,439	84,291	(61,122)	6,224	24,705	2,938	(27,116)

Net increase (decrease) in net assets resulting from variable life policy transactions	(288,159)	(256,641)	1,326	(164,740)	39,313	9,439	53,706	(228,959)	6,224	24,705	2,938	(154,973)

Net increase (decrease) in net assets	(269,479)	(213,527)	20,665	135,558	43,679	9,886	59,924	(179,272)	6,579	27,210	3,213	58,414

Net assets, beginning of year	475,808	539,948	211,727	2,923,947	—	—	—	603,592	—	—	—	1,371,201

Net assets, end of year	$206,329	$326,421	$232,392	$3,059,505	$43,679	$9,886	$59,924	$424,320	$6,579	$27,210	$3,213	$1,429,615

	Franklin Large Cap Value Securities Fund	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Asset Allocation Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund	Wells Fargo Adv. VT Total Return Bond Fund
From Operations
Net investment income (loss)	$634	$88,881	$1,544	$(2,496)	$125,650	$4,692	$14	$(10,351)	$169,801	$43
Realized gains (losses) on investments	332	25,414	(276)	106,561	31,593	1,192	—	29,663	50,374	—
Unrealized appreciation (depreciation) of investments during the year	185	68,222	346	62,530	25,664	16,432	60	74,103	(40,914)	47

Net increase (decrease) in net assets resulting from operations	1,151	182,517	1,614	166,595	182,907	22,316	74	93,415	179,261	90

From Variable Life Policy Transactions
Policy charges	(4)	(759)	(52)	(573)	(662)	(49)	—	(1,119)	(1,959)	—
Benefits, surrenders and terminations	(30,892)	(245,231)	(10,084)	(239,072)	(161,732)	(42,918)	—	(116,752)	(232,187)	—
Premium deposits and net transfers*	54,796	497,151	61,158	19,925	101,284	271,387	1,141	151,569	222,198	2,324

Net increase (decrease) in net assets resulting from variable life policy transactions	23,900	251,161	51,022	(219,720)	(61,110)	228,420	1,141	33,698	(11,948)	2,324

Net increase (decrease) in net assets	25,051	433,678	52,636	(53,125)	121,797	250,736	1,215	127,113	167,313	2,414

Net assets, beginning of year	—	832,660	63,914	961,717	999,368	25,114	—	685,273	1,702,442	—

Net assets, end of year	$25,051	$1,266,338	$116,550	$908,592	$1,121,165	$275,850	$1,215	$812,386	$1,869,755	$2,414

*	Includes transfer activity from (to) other portfolios.

See notes to financial statements.	(Concluded	)

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005 (AS RESTATED, SEE NOTE 8)

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio
From Operations
Net investment income (loss)	$(8,724)	$(7,867)	$1,065	$(2,602)	$(5,149)	$234	$(2,356)	$(10,205)	$5,732	$(122)	$(19,707)	$(1,540)	$(11,661)
Realized gains (losses) on investments	13,753	14,679	26,275	2,007	6,544	(863)	23,057	(8,019)	11,175	1,597	61,514	21,710	16,849
Unrealized appreciation (depreciation) of investments during the year	42,222	35,684	(757)	27,763	8,991	506	48,480	28,283	42,839	2,366	163,340	4,156	115,607

Net increase (decrease) in net assets resulting from operations	47,251	42,496	26,583	27,168	10,386	(123)	69,181	10,059	59,746	3,841	205,147	24,326	120,795

From Variable Life Policy Transactions
Policy charges	(1,197)	(1,206)	(1,150)	(1,090)	(796)	(16)	(520)	(1,232)	(697)	(39)	(1,679)	(1,308)	(1,440)
Benefits, surrenders and terminations	(167,493)	(161,992)	(176,674)	(63,544)	(146,112)	(65,137)	(36,071)	(112,417)	(22,885)	(65,360)	(151,540)	(176,364)	(67,344)
Premium deposits and net transfers*	20,980	103,432	68,052	(4,898)	6,101	34,107	99,720	27,225	98,923	74,452	116,905	128,449	81,849

Net increase (decrease) in net assets resulting from variable life policy transactions	(147,710)	(59,766)	(109,772)	(69,532)	(140,807)	(31,046)	63,129	(86,424)	75,341	9,053	(36,314)	(49,223)	13,065

Net increase (decrease) in net assets	(100,459)	(17,270)	(83,189)	(42,364)	(130,421)	(31,169)	132,310	(76,365)	135,087	12,894	168,833	(24,897)	133,860

Net assets, beginning of year	811,348	631,715	775,250	663,142	672,704	47,018	340,940	897,819	347,951	50,352	1,922,523	1,130,592	887,785

Net assets, end of year	$710,889	$614,445	$692,061	$620,778	$542,283	$15,849	$473,250	$821,454	$483,038	$63,246	$2,091,356	$1,105,695	$1,021,645

	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series
From Operations
Net investment income (loss)	$69,659	$(7,128)	$(21,606)	$38,858	$42,084	$(3,744)	$1,374	$2,911	$(4,421)	$(9,315)	$6,798	$(3,781)	$(1,502)
Realized gains (losses) on investments	80,956	34,263	31,321	—	(14,444)	(951)	1,458	5,654	98,500	11,284	36,969	22,170	2,425
Unrealized appreciation (depreciation) of investments during the year	75,087	60,841	46,546	26	(6,494)	11,548	4,877	27,568	(118,179)	54,878	(32,762)	15,431	11,471

Net increase (decrease) in net assets resulting from operations	225,702	87,976	56,261	38,884	21,146	6,853	7,709	36,133	(24,100)	56,847	11,005	33,820	12,394

From Variable Life Policy Transactions
Policy charges	(2,302)	(932)	(669)	(1,275)	(2,005)	(502)	(129)	(274)	(2,426)	(1,088)	(57)	(552)	(376)
Benefits, surrenders and terminations	(245,554)	(60,784)	(171,354)	(695,542)	(420,779)	(21,221)	(16,022)	(19,858)	(177,853)	(100,004)	(39,784)	(180,320)	(14,077)
Premium deposits and net transfers*	118,050	168,712	14,412	815,736	96,630	9,866	45,164	85,774	380,440	1,984	(21,853)	78,845	27,449

Net increase (decrease) in net assets resulting from variable life policy transactions	(129,806)	106,996	(157,611)	118,919	(326,154)	(11,857)	29,013	65,642	200,161	(99,108)	(61,694)	(102,027)	12,996

Net increase (decrease) in net assets	95,896	194,972	(101,350)	157,803	(305,008)	(5,004)	36,722	101,775	176,061	(42,261)	(50,689)	(68,207)	25,390

Net assets, beginning of year	2,782,464	504,740	1,789,424	2,416,851	1,864,286	314,847	120,600	167,516	1,900,351	788,816	526,497	608,155	186,337

Net assets, end of year	$2,878,360	$699,712	$1,688,074	$2,574,654	$1,559,278	$309,843	$157,322	$269,291	$2,076,412	$746,555	$475,808	$539,948	$211,727

(Continued)

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005 (AS RESTATED, SEE NOTE 8)

	MFS® Total Return Series	DWS EAFE® Equity Index Fund	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund
From Operations
Net investment income (loss)	$140,477	$3,765	$2,546	$(7,640)	$970	$1,730	$541	$27,781	$992	$(7,858)	$(19,408)
Realized gains (losses) on investments	42,712	26,916	21,502	46,585	23,219	(667)	57,942	42,203	(62)	10,812	30,246
Unrealized appreciation (depreciation) of investments during the year	(138,046)	(29,637)	(5,172)	(29,847)	23,563	(1,282)	25,268	(49,372)	(1,719)	56,839	97,653

Net increase (decrease) in net assets resulting from operations	45,143	1,044	18,876	9,098	47,752	(219)	83,751	20,612	(789)	59,793	108,491

From Variable Life Policy Transactions
Policy charges	(1,948)	—	(83)	(820)	(552)	(24)	(503)	(597)	(19)	(1,040)	(1,865)
Benefits, surrenders and terminations	(321,630)	—	(175,470)	(153,453)	(104,431)	(27,649)	(105,970)	(161,266)	(645)	(71,239)	(81,156)
Premium deposits and net transfers*	170,450	(212,290)	31,770	146,719	314,726	42,918	115,614	(915)	19,744	121,910	198,382

Net increase (decrease) in net assets resulting from variable life policy transactions	(153,128)	(212,290)	(143,783)	(7,554)	209,743	15,245	9,141	(162,778)	19,080	49,631	115,361

Net increase (decrease) in net assets	(107,985)	(211,246)	(124,907)	1,544	257,495	15,026	92,892	(142,166)	18,291	109,424	223,852

Net assets, beginning of year	3,031,932	211,246	728,499	1,369,657	575,165	48,888	868,825	1,141,534	6,823	575,849	1,478,590

Net assets, end of year	$2,923,947	$—	$603,592	$1,371,201	$832,660	$63,914	$961,717	$999,368	$25,114	$685,273	$1,702,442

*	Includes transfer activity from (to) other portfolios.

See notes to financial statements.	(Concluded	)

TITANIUM ANNUITY VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2006, AND FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization—The Titanium Annuity Variable Account (the “Variable Account”) was established on September 15, 1999, as a segregated account of United Investors Life Insurance Company (the “Sponsor”) and has been registered as a unit investment trust under the Investment Company Act of 1940. The assets of each portfolio are held separate from the assets of the other portfolios and the investment performance of one portfolio has no effect on any other portfolio. As of December 31, 2006, the following investment portfolios were available:

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund—Series I Shares**
AIM V.I. Capital Development Fund—Series I Shares
AIM V.I. Core Equity Fund—Series I Shares**
AIM V.I. Government Securities Fund—Series I Shares
AIM V.I. International Growth Fund—Series I Shares
AIM V.I. Technology Fund—Series I Shares
AIM V.I. Utilities Fund—Series I Shares

The Alger American Funds:
Alger American Balanced Portfolio—Class O Shares
Alger American Growth Portfolio—Class O Shares
Alger American Income & Growth Portfolio—Class O Shares
Alger American Leveraged AllCap Portfolio—Class O Shares
Alger American MidCap Growth Portfolio—Class O Shares
Alger American Small Capitalization Portfolio—Class O Shares

Dreyfus Variable Investment Funds:
Dreyfus VIF-Appreciation Portfolio—Initial Shares
Dreyfus VIF-Money Market Portfolio
Dreyfus VIF-Quality Bond Portfolio—Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.—
The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares

Evergreen Investments:
Evergreen VA Balanced Fund
Evergreen VA International Equity Fund
Evergreen VA Special Values Fund

MFS® Variable Insurance Trust:
MFS® Emerging Growth Series
MFS® High Income Series
MFS® Investors Trust Series
MFS® Research Series
MFS® Total Return Series
MFS® Value Series

DWS Scudder*:
DWS Dreman High Return Equity VIP*
DWS Dreman Small Mid Cap Value VIP*
DWS Equity 500 Index VIP*
DWS High Income VIP*
DWS Large Cap Value VIP*
DWS Mid Cap Growth VIP*
DWS Small Cap Index VIP*

Franklin Templeton Variable Insurance Products Trust:
Franklin Large Cap Value Securities Fund—Class 2
Franklin Real Estate Fund—Class 2
Franklin Zero Coupon Fund-2010—Class 2
Templeton Foreign Securities Fund—Class 2
Templeton Global Asset Allocation Fund—Class 2
Templeton Global Income Securities Fund—Class 2

Wells Fargo Variable Trust:
Wells Fargo Advantage VT Asset Allocation Fund
Wells Fargo Advantage VT Discovery Fund
Wells Fargo Advantage VT Opportunity Fund
Wells Fargo Advantage VT Total Return Bond Fund

*	Effective February 6, 2006, Scudder Funds rebranded to DWS.
**	Effective May 1, 2006, AIM V.I. Growth merged with AIM V.I. Capital Appreciation; AIM V.I. Premier Equity and AIM V.I. Core Stock merged with AIM V.I. Core Equity.

Basis of Presentation—The financial statements of the Variable Account have been prepared on an accrual basis in accordance with accounting principles generally accepted in the United States of America.

Federal Taxes—Currently, no charge is made to the Variable Account for federal income taxes because no federal income tax is imposed on the Sponsor for the Variable Account investment income under current tax law. The Sponsor will review periodically the status of this policy in the event of changes in the tax law.

Estimates—The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

2.	INVESTMENTS

Investments in mutual funds of the separate investment portfolios are stated at fair value. Fair value, which is the net asset value per share, is determined by the mutual fund portfolios, which values its securities at fair value. The Variable Account owns shares of each fund portfolio which are converted to the units owned by the contract holders of the Variable Account on a daily basis. Each fund portfolio’s unit value is increased or decreased each business day by multiplying the unit value for the fund portfolio on the prior business day by the fund portfolio’s net investment factor.

Dividends and capital gains received from the portfolios are reinvested daily in additional shares of the portfolios and are recorded as dividend income on the record date in the statements of operations.

3.	NET ASSETS

The following table illustrates, by component parts (since inception for each portfolio), the net asset value for each portfolio.

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Capital Development Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
2006
Cost to:
Contract owners	$1,781,062	$440,870	$20,776	$2,294,800	$582,432	$381,083	$214,521	$768,320	$1,545,500	$993,780	$138,442	$2,239,933
Adjustment for investment results	109,912	38,097	2,071	316,013	307	85,264	4,609	294,740	(86,852)	204,512	8,821	405,301
Deductions:
Mortality and expense risk charge	(58,701)	(34,323)	(144)	(58,284)	(43,757)	(34,444)	(1,761)	(25,463)	(51,013)	(28,923)	(1,982)	(100,750)
Policy charges	(6,064)	(4,569)	(4)	(6,205)	(4,785)	(3,183)	(56)	(2,170)	(5,036)	(3,141)	(91)	(6,920)
Benefits and terminations	(576,442)	(440,075)	(1,711)	(677,042)	(534,197)	(428,720)	(82,040)	(243,534)	(547,942)	(238,025)	(68,779)	(643,690)

Net Assets	$1,249,767	$—	$20,988	$1,869,282	$—	$—	$135,273	$791,893	$854,657	$928,203	$76,411	$1,893,874

	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series
2006
Cost to:
Contract owners	$1,555,243	$1,539,915	$3,017,995	$784,815	$1,898,022	$3,881,596	$2,645,447	$533,902	$195,357	$475,983	$2,723,226	$1,144,238
Adjustment for investment results	232,839	338,945	1,186,462	334,833	560,854	260,328	286,270	(20,523)	36,434	123,463	968,285	76,021
Deductions:
Mortality and expense risk charge	(59,936)	(58,055)	(144,922)	(29,637)	(81,470)	(167,040)	(104,379)	(22,405)	(7,392)	(12,525)	(110,118)	(46,096)
Policy charges	(5,295)	(6,735)	(8,902)	(3,164)	(2,402)	(5,881)	(8,356)	(2,362)	(519)	(1,162)	(9,838)	(5,022)
Benefits and terminations	(598,572)	(642,495)	(1,035,493)	(342,685)	(450,883)	(2,021,478)	(1,421,683)	(170,344)	(78,767)	(216,470)	(1,180,988)	(442,962)

Net Assets	$1,124,279	$1,171,575	$3,015,140	$744,162	$1,924,121	$1,947,525	$1,397,299	$318,268	$145,113	$369,289	$2,390,567	$726,179

	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	MFS® Value Series	DWS Dreman High Return Equity VIP	DWS Dreman Small Mid Cap Value VIP	DWS Equity 500 Index VIP	DWS High Income VIP	DWS Large Cap Value VIP	DWS Mid Cap Growth VIP	DWS Small Cap Index VIP
2006
Cost to:
Contract owners	$292,482	$709,052	$304,620	$4,408,381	$59,718	$9,439	$84,291	$680,804	$6,224	$24,705	$2,938	$1,281,810
Adjustment for investment results	90,473	106,191	44,642	947,844	4,758	472	6,680	148,167	393	2,665	295	638,343
Deductions:
Mortality and expense risk charge	(13,313)	(27,274)	(12,665)	(168,553)	(392)	(25)	(462)	(18,230)	(38)	(160)	(20)	(61,482)
Policy charges	(138)	(2,490)	(1,720)	(8,079)	—	—	(16)	(198)	—	—	—	(2,847)
Benefits and terminations	(163,175)	(459,058)	(102,485)	(2,120,088)	(20,405)	—	(30,569)	(386,223)	—	—	—	(426,209)

Net Assets	$206,329	$326,421	$232,392	$3,059,505	$43,679	$9,886	$59,924	$424,320	$6,579	$27,210	$3,213	$1,429,615

	Franklin Large Cap Value Index Fund	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Asset Allocation Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund	Wells Fargo Adv. VT Total Return Bond Fund
2006
Cost to:
Contract owners	$54,796	$1,335,160	$152,845	$951,343	$1,081,924	$297,272	$1,141	$1,216,266	$2,131,711	$2,324
Adjustment for investment results	1,202	326,888	3,779	485,249	515,345	25,387	81	106,774	608,559	109
Deductions:
Mortality and expense risk charge	(51)	(25,315)	(2,265)	(38,635)	(49,467)	(3,176)	(7)	(41,001)	(88,103)	(19)
Policy charges	(4)	(1,360)	(76)	(1,880)	(2,318)	(70)	—	(4,735)	(7,587)	—
Benefits and terminations	(30,892)	(369,035)	(37,733)	(487,485)	(424,319)	(43,563)	—	(464,918)	(774,825)	—

Net Assets	$25,051	$1,266,338	$116,550	$908,592	$1,121,165	$275,850	$1,215	$812,386	$1,869,755	$2,414

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio	Alger American Income & Growth Portfolio
2005
Cost to:
Contract owners (As restated, see Note 8)	$1,114,188	$1,071,997	$1,127,415	$1,210,739	$931,513	$84,146	$531,872	$1,449,694	$643,045	$127,430	$2,350,337	$1,450,112
Adjustment for investment results (As restated, see Note 8)	78,074	(6,080)	105,634	(33,919)	50,006	1,009	135,404	(170,897)	42,861	5,432	307,962	137,894
Deductions:
Mortality and expense risk charge	(43,237)	(31,423)	(37,552)	(40,868)	(31,916)	(844)	(16,696)	(39,160)	(19,536)	(1,010)	(73,755)	(45,040)
Policy charges	(4,351)	(3,938)	(4,180)	(4,326)	(2,898)	(16)	(1,589)	(3,935)	(2,356)	(46)	(5,356)	(4,123)
Benefits and terminations	(433,785)	(416,111)	(499,256)	(510,848)	(404,422)	(68,446)	(175,741)	(414,248)	(180,976)	(68,560)	(487,832)	(433,148)

Net Assets	$710,889	$614,445	$692,061	$620,778	$542,283	$15,849	$473,250	$821,454	$483,038	$63,246	$2,091,356	$1,105,695

	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series	MFS® High Income Series
2005
Cost to:
Contract owners (As restated, see Note 8)	$1,328,445	$2,854,566	$725,945	$1,759,610	$4,231,207	$2,588,631	$509,356	$190,167	$295,576	$2,527,290	$1,110,610	$496,787
Adjustment for investment results (As restated, see Note 8)	140,340	896,798	202,445	296,222	157,601	226,264	(48,725)	22,522	57,731	532,923	20,188	68,214
Deductions:
Mortality and expense risk charge	(42,486)	(104,143)	(19,529)	(57,453)	(134,919)	(83,907)	(18,179)	(5,306)	(7,975)	(78,859)	(35,968)	(9,734)
Policy charges	(5,175)	(6,648)	(2,280)	(1,766)	(4,538)	(6,793)	(1,885)	(420)	(852)	(7,309)	(3,919)	(102)
Benefits and terminations	(399,479)	(762,213)	(206,869)	(308,539)	(1,674,697)	(1,164,917)	(130,724)	(49,641)	(75,189)	(897,633)	(344,356)	(79,357)

Net Assets	$1,021,645	$2,878,360	$699,712	$1,688,074	$2,574,654	$1,559,278	$309,843	$157,322	$269,291	$2,076,412	$746,555	$475,808

	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	DWS EAFE® Equity Index Fund	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. Discovery Fund
2005
Cost to:
Contract owners (As restated, see Note 8)	$856,029	$295,319	$4,167,122	$13,468	$741,926	$1,308,926	$838,009	$91,687	$931,418	$980,640	$25,885	$1,064,697
Adjustment for investment results (As restated, see Note 8)	57,773	22,221	605,288	29,362	93,300	405,268	130,068	927	306,213	318,049	181	3,008
Deductions:
Mortality and expense risk charge	(21,970)	(9,583)	(126,295)	(4,976)	(13,050)	(41,794)	(11,012)	(1,027)	(26,194)	(35,078)	(286)	(30,650)
Policy charges	(1,957)	(1,406)	(6,357)	(382)	(125)	(1,988)	(601)	(24)	(1,307)	(1,656)	(21)	(3,616)
Benefits and terminations	(349,927)	(94,824)	(1,715,811)	(37,472)	(218,459)	(299,211)	(123,804)	(27,649)	(248,413)	(262,587)	(645)	(348,166)

Net Assets	$539,948	$211,727	$2,923,947	$—	$603,592	$1,371,201	$832,660	$63,914	$961,717	$999,368	$25,114	$685,273

	Wells Fargo Adv. Opp. Fund
2005
Cost to:
Contract owners (As restated, see Note 8)	$1,909,513
Adjustment for investment results appreciation (depreciation) (As restated, see Note 8)	404,686
Deductions:
Mortality and expense risk charge	(63,491)
Policy charges	(5,628)
Benefits and terminations	(542,638)

Net Assets	$1,702,442

4.	CHARGES AND DEDUCTIONS

Fund Management and Fees—AIM Advisors, Inc., Fred Alger Management, Deutsche Asset Management, Inc., The Dreyfus Corporation, Evergreen Investment Management Company, LLC, MFS Investment Management, Wells Fargo Funds Management, LLC, Templeton Investment Counsel, LLC, and Franklin Advisors, Inc. are the fund managers (the “Manager”) of their respective funds and provide investment advisory services to their respective fund portfolios. Each portfolio will pay the Manager a fee for managing its investments. However, for certain portfolios, the Manager waived part or all of its management fee during 2006 and 2005. This management fee is calculated by the Manager as a percentage of the fund’s annual average net assets before amounts waived, as follows:

Portfolio	Management Fee
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund—Series I Shares	0.61%
AIM V.I. Capital Development Fund—Series I Shares	0.75
AIM V.I. Core Equity Fund—Series I Shares	0.61
AIM V.I. Government Securities Fund—Series I Shares	0.46
AIM V.I. International Growth Fund—Series I Shares	0.72
AIM V.I. Technology Fund—Series I Shares	0.75
AIM V.I. Utilities Fund—Series I Shares	0.60

The Alger American Funds:
Alger American Balanced Portfolio—Class O Shares	0.71
Alger American Growth Portfolio—Class O Shares	0.71
Alger American Income and Growth Portfolio—Class O Shares	0.59
Alger American Leveraged AllCap Portfolio—Class O Shares	0.81
Alger American MidCap Growth Portfolio—Class O Shares	0.76
Alger American Small Capitalization Portfolio—Class O Shares	0.81

Dreyfus Variable Investment Funds:
Dreyfus VIF-Appreciation Portfolio—Initial Shares	0.75
Dreyfus VIF-Money Market Portfolio	0.50
Dreyfus VIF-Quality Bond Portfolio—Initial Shares	0.65

The Dreyfus Socially Responsible Growth Fund, Inc.—
The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares	0.75

Evergreen Investments:
Evergreen VA Balanced Fund	0.29
Evergreen VA International Equity Fund	0.40
Evergreen VA Special Values Fund	0.78

MFS® Variable Insurance Trust:
MFS® Emerging Growth Series	0.75
MFS® Investors Trust Series	0.75
MFS® Research Series	0.75
MFS® Total Return Series	0.75
MFS® High Income Series	0.75
MFS® Value Series	0.75

Portfolio	Management Fee
DWS Scudder:
DWS Dreman High Return Equity VIP	0.73
DWS Dreman Small Mid Cap Value VIP	0.73
DWS Equity 500 Index VIP	0.29
DWS High Income VIP	0.59
DWS Large Cap Value VIP	0.74
DWS Mid Cap Growth VIP	0.75
DWS Small Cap Index VIP	0.45

Franklin Templeton Variable Insurance Products Trust:
Franklin Large Cap Value Securities Fund—Class 2	0.45
Franklin Real Estate Fund—Class 2	0.47
Franklin Zero Coupon Fund-2010—Class 2	0.60
Templeton Foreign Securities Fund—Class 2	0.63
Templeton Global Asset Allocation Fund—Class 2	0.62
Templeton Global Income Securities Fund—Class 2	0.56

Wells Fargo Variables Trust:
Wells Fargo Advantage VT Asset Allocation Fund	0.55
Wells Fargo Advantage VT Discovery Fund	0.75
Wells Fargo Advantage VT Opportunity Fund	0.73
Wells Fargo Advantage VT Total Return Bond Fund	0.45

*	Effective May 1, 2006, AIM V.I. Growth Fund merged with AIM V.I. Capital Appreciation Fund; AIM V.I. Premier Equity and AIM V.I. Core Stock Fund merged with AIM V.I. Core Equity Fund. The management fees reflected are those of the surviving funds.

Mortality and Expense Risk Charges—A daily charge is deducted at an effective annual rate of 1.25% of the daily net assets of each investment portfolio to compensate the Sponsor for certain mortality and expense risks assumed. The mortality risk arises from the Sponsor’s obligation to make annuity payments (determined in accordance with annuity tables) regardless of how long all annuitants may live. The Sponsor also assumes the risk that other expense charges may be insufficient to cover actual expenses incurred in connection with policy obligations.

Administration Fee—A daily charge is deducted at an effective annual rate of 0.15% of the daily assets of each investment portfolio, for administering the variable account and the policy. These expenses include cost of maintaining records, processing death benefit claims, surrenders, transfers and policy changes, providing reports to policy owners, and overhead costs. This charge is guaranteed not to change during the life of the policy.

Premium Deposit Charges—The Sponsor does not impose an immediate charge against the initial premium deposits (except for premium taxes incurred).

Annual Policy Maintenance Charge—The Sponsor deducts an annual policy maintenance charge of $35 from each policy for expenses in administering the policy. These expenses include the cost of maintaining records, processing death benefit claims, surrenders, transfers and policy changes, providing reports to policy owners, and overhead costs. This charge is guaranteed not to change during the life of the policy.

Transaction Charge—For each withdrawal in excess of 12 per policy year, the Sponsor deducts a charge of $20 or 2% of the amount withdrawn, whichever is less. This charge will not be increased.

Transaction Fee—For each transfer between subaccounts in excess of 12 per policy year, the Sponsor deducts a $25 transfer fee for each transfer. This charge will not be increased.

Premium Taxes—The Sponsor deducts a charge for premium taxes incurred in accordance with state and local law at the time the premium deposit is accepted, when the policy value is withdrawn or surrendered, or when annuity payments begin.

Withdrawal Charges—For surrenders or cash withdrawals occurring during the first 10 years following the receipt of a premium deposit, a withdrawal charge is made, measured as a percentage of the premium deposits deemed to be included in the withdrawal or the total premium deposits (in the case of a surrender), as specified in the following table. The withdrawal charge percentage varies depending on the “age” of the premium deposits included in the withdrawal; in other words, the number of full years since the premium deposit was made.

Number of Full Years Since Receipt of Premium Deposit	0	1	2	3	4	5	6	7	8	9	10 or More
Withdrawal Charge %	9%	9%	8.5%	8.5%	8.5%	8%	7%	6%	4%	2%	0%

Withdrawal charges are included in benefits, surrenders and terminations on the statements of changes in net assets.

5.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2006 was as follows:

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Capital Development Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
Units issued	405,518	96,432	2,584	460,024	109,828	30,517	18,286	103,150	399,285	117,854	10,116	273,507
Units redeemed	(333,685)	(210,102)	(696)	(334,840)	(192,829)	(91,279)	(6,820)	(88,653)	(412,176)	(85,911)	(9,165)	(307,391)

	71,833	(113,670)	1,888	125,184	(83,001)	(60,762)	11,466	14,497	(12,891)	31,943	951	(33,884)

	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Cap Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF-Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series
Units issued	260,819	275,844	308,847	143,136	60,739	235,023	157,933	59,038	16,905	50,568	230,062	103,901
Units redeemed	(268,987)	(279,341)	(318,787)	(151,939)	(62,194)	(301,533)	(174,047)	(61,299)	(19,347)	(47,232)	(234,718)	(114,971)

	(8,168)	(3,497)	(9,940)	(8,803)	(1,455)	(66,510)	(16,114)	(2,261)	(2,442)	3,336	(4,656)	(11,070)

	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	MFS® Value Series	DWS Dreman High Return Equity VIP	DWS Dreman Small Mid Cap Value VIP	DWS Equity 500 Index VIP	DWS High Income VIP	DWS Large Cap Value VIP	DWS Mid Cap Growth VIP	DWS Small Cap Index VIP
Units issued	10,511	29,092	36,224	221,156	10,048	1,079	9,212	21,708	1,084	4,448	425	105,886
Units redeemed	(36,284)	(57,252)	(36,016)	(233,528)	(6,278)	(210)	(4,160)	(41,136)	(476)	(1,982)	(120)	(116,417)

	(25,773)	(28,160)	208	(12,372)	3,770	869	5,052	(19,428)	608	2,466	305	(10,531)

	Franklin Large Cap Value Securities Fund	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Asset Allocation Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund	Wells Fargo Adv. VT Total Return Bond Fund
Units issued	4,989	129,226	33,856	93,661	50,320	38,680	171	199,389	221,347	453
Units redeemed	(2,785)	(113,921)	(28,855)	(111,798)	(55,039)	(19,186)	(59)	(193,561)	(222,453)	(217)

	2,204	15,305	5,001	(18,137)	(4,719)	19,494	112	5,828	(1,106)	236

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and the proceeds from sales of investments of the Variable Account for the year ended December 31, 2006 were as follows:

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Capital Development Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
Cost of purchases	$860,426	$5,504	$21,280	$1,250,442	$21,518	$9,237	$133,832	$262,223	$118,191	$425,588	$15,502	$89,878
Proceeds from sales of investments	(352,506)	(664,316)	(1,995)	(273,247)	(670,187)	(580,841)	(12,257)	(95,639)	(169,033)	(95,106)	(1,162)	(382,389)

	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF-Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series
Cost of purchases	$115,404	$247,354	$620,206	$218,920	$176,789	$1,516,444	$279,371	$27,500	$10,823	$207,688	$530,052	$49,203
Proceeds from sales of investments	(178,113)	(295,987)	(365,727)	(306,848)	(178,748)	(2,143,865)	(434,259)	(46,954)	(33,249)	(144,971)	(370,401)	(125,421)

	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	MFS® Value Series	DWS Dreman High Return Equity VIP	DWS Dreman Small Mid Cap Value VIP	DWS Equity 500 Index VIP	DWS High Income VIP	DWS Large Cap Value VIP	DWS Mid Cap Growth VIP	DWS Small Cap Index VIP
Cost of purchases	$117,856	$5,927	$13,084	$446,082	$62,542	$9,830	$86,634	$148,283	$6,224	$24,845	$2,953	$142,514
Proceeds from sales of investments	(376,619)	(266,220)	(13,724)	(486,202)	(21,793)	(23)	(31,967)	(378,712)	(36)	(291)	(34)	(248,456)

	Franklin Large Cap Value Securities Fund	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Asset Allocation Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund	Wells Fargo Adv. VT Total Return Bond Fund
Cost of purchases	$55,480	$603,885	$62,268	$167,747	$263,532	$284,488	$1,179	$162,345	$423,377	$2,386
Proceeds from sales of investments	(30,939)	(263,714)	(9,686)	(389,983)	(198,956)	(51,299)	(24)	(138,961)	(265,482)	(18)

7.	FINANCIAL HIGHLIGHTS

The financial highlights of the Variable Account for each of the five years in the period ended December 31, 2006 were as follows:

2006	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Capital Development Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
Number of units at December 31,2006	177,917	—	1,888	218,126	—	—	13,024	59,341	273,530	89,647	6,548	233,694
Unit value at December 31, 2006	$7.024	$—	$11.117	$8.570	$—	$—	$10.386	$13.345	$3.125	$10.354	$11.669	$8.104
Net assets at December 31, 2006	$1,249,767	$—	$20,988	$1,869,282	$—	$—	$135,273	$791,893	$854,657	$928,203	$76,411	$1,893,874
Investment income ratio for the year ended December 31, 2006 *	0.07%	0.00%	3.45%	0.79%	2.10%	2.25%	7.56%	1.14%	0.00%	6.64%	6.53%	0.12%
Expense ratio for the year ended December 31, 2006 *, **	1.58%	0.94%	1.37%	1.62%	0.93%	0.93%	1.21%	1.39%	1.41%	1.33%	1.39%	1.35%
Total return for the year ended December 31, 2006 *	1.67%	13.44%	18.36%	14.81%	10.10%	12.07%	3.55%	23.80%	8.61%	21.58%	3.46%	3.53%

2006	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series
Number of units at December 31,2006	135,954	136,805	269,965	78,048	189,571	183,043	109,632	46,800	13,999	29,187	113,273	118,040
Unit value at December 31, 2006	$8.270	$8.564	$11.169	$9.535	$10.150	$10.640	$12.745	$6.801	$10.366	$12.653	$21.104	$6.152
Net assets at December 31, 2006	$1,124,279	$1,171,575	$3,015,140	$744,162	$1,924,121	$1,947,525	$1,397,299	$318,268	$145,113	$369,289	$2,390,567	$726,179
Investment income ratio for the year ended December 31, 2006 *	1.22%	0.00%	13.82%	0.00%	1.47%	4.54%	4.54%	0.10%	2.45%	8.92%	12.57%	0.00%
Expense ratio for the year ended December 31, 2006 *, **	1.34%	1.42%	1.38%	1.40%	1.33%	1.42%	1.38%	1.35%	1.38%	1.43%	1.40%	1.38%
Total return for the year ended December 31, 2006 *	7.18%	16.69%	8.45%	16.94%	13.32%	3.12%	2.67%	7.63%	7.82%	19.16%	18.09%	6.21%

2006	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	MFS® Value Series	DWS Dreman High Return Equity VIP	DWS Dreman Small Mid Cap Value VIP	DWS Equity 500 Index VIP	DWS High Income VIP	DWS Large Cap Value VIP	DWS Mid Cap Growth VIP	DWS Small Cap Index VIP
Number of units at December 31,2006	17,069	33,398	27,666	227,024	3,770	869	5,052	31,314	608	2,466	305	94,670
Unit value at December 31, 2006	$12.088	$9.774	$8.400	$13.477	$11.586	$11.376	$11.861	$13.550	$10.821	$11.034	$10.534	$15.101
Net assets at December 31, 2006	$206,329	$326,421	$232,392	$3,059,505	$43,679	$9,886	$59,924	$424,320	$6,579	$27,210	$3,213	$1,429,615
Investment income ratio for the year ended December 31, 2006 *	9.70%	0.40%	0.50%	5.58%	8.31%	7.89%	4.69%	0.73%	0.00%	0.01%	0.00%	4.91%
Expense ratio for the year ended December 31, 2006 *, **	1.05%	1.22%	1.39%	1.41%	1.79%	0.51%	1.54%	1.01%	1.16%	1.18%	1.24%	1.41%
Total return for the year ended December 31, 2006 *	5.48%	9.95%	8.71%	10.04%	19.99%	1.49%	1.21%	1510.47%	2.61%	155.93%	0.02%	15.24%

2006	Franklin Large Cap Value Securities Fund	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Asset Allocation Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund	Wells Fargo Adv. VT Total Return Bond Fund
Number of units at December 31,2006	2,204	70,165	11,205	67,780	73,138	21,690	112	125,623	146,220	236
Unit value at December 31, 2006	$11.366	$18.048	$10.402	$13.405	$15.329	$12.718	$10.848	$6.467	$12.787	$10.229
Net assets at December 31, 2006	$25,051	$1,266,338	$116,550	$908,592	$1,121,165	$275,850	$1,215	$812,386	$1,869,755	$2,414
Investment income ratio for the year ended December 31, 2006 *	5.47%	9.83%	3.08%	1.06%	13.21%	5.04%	3.46%	0.00%	10.88%	5.14%
Expense ratio for the year ended December 31, 2006 *, **	0.41%	1.36%	1.37%	1.33%	1.36%	1.92%	1.15%	1.38%	1.38%	1.57%
Total return for the year ended December 31, 2006 *	9.19%	17.39%	1.79%	17.81%	17.25%	14.83%	12.18%	12.47%	10.04%	7.46%

(Continued)

2005	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
Number of units at December 31, 2005 (as restated, see note 8)	106,084	113,670	92,942	83,001	60,762	1,558	44,844	286,421	57,704	5,597	267,578
Unit value at December 31, 2005 (as restated, see note 8)	$6.701	$5.406	$7.446	$7.479	$8.925	$10.173	$10.553	$2.868	$8.371	$11.300	$7.816
Net assets at December 31, 2005	$710,889	$614,445	$692,061	$620,778	$542,283	$15,849	$473,250	$821,454	$483,038	$63,246	$2,091,356
Investment income ratio for the year ended December 31, 2005 *	0.06%	0.00%	1.39%	0.81%	0.38%	1.67%	0.72%	0.00%	2.64%	0.62%	0.21%
Expense ratio for the year ended December 31, 2005 *, **	1.20%	1.26%	1.24%	1.21%	1.23%	0.93%	1.29%	1.19%	1.26%	0.83%	1.20%
Total return for the year ended December 31, 2005 (as restated, see note 8) *	6.21%	6.82%	3.62%	4.23%	1.71%	(0.39%)	16.99%	1.17%	14.38%	6.76%	10.22%

2005	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund
Number of units at December 31, 2005 (as restated, see note 8)	144,122	140,302	279,905	86,851	191,026	249,553	125,746	49,061	16,441	25,851	117,929
Unit value at December 31, 2005 (as restated, see note 8)	$7.672	$7.282	$10.283	$8.056	$8.837	$10.317	$12.400	$6.315	$9.569	$10.417	$17.607
Net assets at December 31, 2005	$1,105,695	$1,021,645	$2,878,360	$699,712	$1,688,074	$2,574,654	$1,559,278	$309,843	$157,322	$269,291	$2,076,412
Investment income ratio for the year ended December 31, 2005 *	1.10%	0.00%	3.65%	0.00%	0.02%	2.94%	3.77%	0.00%	2.32%	2.65%	1.00%
Expense ratio for the year ended December 31, 2005 *, **	1.23%	1.22%	1.19%	1.18%	1.26%	1.38%	1.31%	1.20%	1.33%	1.32%	1.23%
Total return for the year ended December 31, 2005 (as restated, see note 8) *	2.18%	12.65%	7.97%	14.61%	3.24%	1.56%	1.24%	2.19%	5.55%	16.54%	(1.21%)

2005	MFS® Emerging Growth Series	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	DWS EAFE® Equity Index Fund	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund
Number of units at December 31, 2005 (as restated, see note 8)	129,110	42,842	61,558	27,458	239,396	—	50,742	105,201	54,860	6,204	85,917
Unit value at December 31, 2005 (as restated, see note 8)	$5.782	$11.106	$8.771	$7.711	$12.214	$—	$11.895	$13.034	$15.178	$10.302	$11.194
Net assets at December 31, 2005	$746,555	$475,808	$539,948	$211,727	$2,923,947	$—	$603,592	$1,371,201	$832,660	$63,914	$961,717
Investment income ratio for the year ended December 31, 2005 *	0.00%	2.26%	0.57%	0.49%	5.94%	4.99%	1.62%	0.64%	1.38%	4.71%	1.27%
Expense ratio for the year ended December 31, 2005 *, **	1.21%	0.91%	1.23%	1.24%	1.23%	1.43%	1.24%	1.20%	1.24%	1.65%	1.21%
Total return for the year ended December 31, 2005 (as restated, see note 8) *	7.40%	2.20%	5.89%	6.23%	1.52%	0.99%	2.83%	0.66%	6.78%	(0.39%)	9.15%

2005	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund
Number of units at December 31, 2005 (as restated, see note 8)	77,857	2,196	119,795	147,326
Unit value at December 31, 2005 (as restated, see note 8)	$12.836	$11.436	$5.720	$11.556
Net assets at December 31, 2005	$999,368	$25,114	$685,273	$1,702,442
Investment income ratio for the year ended December 31, 2005 *	3.81%	7.82%	0.00%	0.00%
Expense ratio for the year ended December 31, 2005 *, **	1.21%	1.61%	1.25%	1.22%
Total return for the year ended December 31, 2005 (as restated, see note 8) *	1.93%	(4.94%)	9.48%	6.82%

(Continued	)

2004	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
Number of units at December 31, 2004 (as restated, see note 8)	129,856	123,778	108,051	92,317	76,770	4,631	37,545	315,204	47,860	4,761	271,569
Unit value at December 31, 2004 (as restated, see note 8)	$6.248	$5.104	$7.175	$7.183	$8.763	$10.153	$9.081	$2.848	$7.270	$10.576	$7.079
Net assets at December 31, 2004	$811,348	$631,715	$775,250	$663,142	$672,704	$47,018	$340,940	$897,819	$347,951	$50,352	$1,922,523
Investment income ratio for the year ended December 31, 2004 *	0.00%	0.00%	1.03%	0.42%	0.82%	7.55%	0.69%	0.00%	2.46%	2.42%	0.00%
Expense ratio for the year ended December 31, 2004 *, **	1.36%	1.38%	1.26%	1.20%	1.25%	2.35%	1.28%	1.34%	1.23%	2.10%	1.21%
Total return for the year ended December 31, 2004	4.42%	3.66%	11.75%	4.07%	2.44%	1.23%	22.19%	2.48%	19.04%	2.27%	4.30%

2004	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund
Number of units at December 31, 2004 (as restated, see note 8)	150,216	137,503	292,841	72,162	208,287	236,995	151,831	50,904	13,077	18,383	117,805
Unit value at December 31, 2004 (as restated, see note 8)	$7.526	$6.456	$9.502	$6.995	$8.591	$10.198	$12.279	$6.185	$9.222	$9.113	$16.131
Net assets at December 31, 2004	$1,130,592	$887,785	$2,782,464	$504,740	$1,789,424	$2,416,851	$1,864,286	$314,847	$120,600	$167,516	$1,900,351
Investment income ratio for the year ended December 31, 2004 *	0.54%	0.00%	0.00%	0.00%	1.71%	0.79%	4.02%	0.39%	0.96%	1.36%	1.84%
Expense ratio for the year ended December 31, 2004 *, **	1.29%	1.24%	1.26%	1.30%	1.24%	1.22%	1.23%	1.26%	1.31%	1.16%	1.26%
Total return for the year ended December 31, 2004	7.12%	6.44%	11.86%	16.33%	3.71%	(0.44%)	(0.36%)	2.26%	4.48%	17.15%	17.98%

2004	MFS® Emerging Growth Series	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	Scudder VIT EAFE® Equity Index Fund	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund
Number of units at December 31, 2004 (as restated, see note 8)	146,790	47,724	73,324	25,673	251,526	24,718	63,174	107,966	42,376	4,738	84,269
Unit value at December 31, 2004 (as restated, see note 8)	$5.374	$11.032	$8.294	$7.258	$12.054	$8.546	$11.532	$12.686	$13.573	$10.318	$10.310
Net assets at December 31, 2004	$788,816	$526,497	$608,155	$186,337	$3,031,932	$211,246	$728,499	$1,369,657	$575,165	$48,888	$868,825
Investment income ratio for the year ended December 31, 2004 *	0.00%	1.98%	0.60%	1.00%	1.64%	1.94%	0.54%	0.45%	0.82%	1.08%	1.08%
Expense ratio for the year ended December 31, 2004 *, **	1.27%	1.05%	1.27%	1.20%	1.22%	1.20%	1.02%	1.29%	0.80%	0.40%	1.26%
Total return for the year ended December 31, 2004	10.62%	9.31%	12.18%	13.46%	9.36%	17.93%	11.96%	15.49%	24.79%	0.49%	16.89%

2004	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund
Number of units at December 31, 2004 (as restated, see note 8)	90,756	570	108,728	136,036
Unit value at December 31, 2004 (as restated, see note 8)	$12.578	$11.970	$5.296	$10.869
Net assets at December 31, 2004	$1,141,534	$6,823	$575,849	$1,478,590
Investment income ratio for the year ended December 31, 2004 *	2.70%	1.64%	0.00%	0.00%
Expense ratio for the year ended December 31, 2004 *, **	1.21%	0.85%	1.21%	1.29%
Total return for the year ended December 31, 2004	13.55%	20.05%	15.84%	15.99%

(Continued)

2003	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio
Number of units at December 31,2003	150,819	128,868	98,496	111,043	86,361	32,955	317,406	58,334	79	251,123	133,923	140,141
Unit value at December 31, 2003	$5.938	$4.779	$6.673	$6.882	$8.519	$7.421	$2.759	$5.963	$10.380	$6.800	$7.072	$6.048
Net assets at December 31, 2003	$895,609	$615,851	$657,220	$764,236	$735,697	$244,548	$875,637	$347,841	$820	$1,707,725	$947,154	$847,549
Investment income ratio for the year ended December 31, 2003 *	0.00%	0.00%	1.01%	0.30%	1.33%	0.49%	0.00%	1.14%	0.00%	0.00%	0.27%	0.00%
Expense ratio for the year ended December 31, 2003 *, **	1.14%	1.19%	1.10%	1.23%	1.16%	1.09%	1.06%	1.15%	0.00%	1.08%	1.13%	1.23%
Total return for the year ended December 31, 2003 *	22.76%	25.70%	17.42%	21.03%	18.44%	20.44%	28.89%	13.68%	0.00%	25.77%	23.58%	26.94%

2003	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Equity Index Fund	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series	MFS® High Income Series
Number of units at December 31,2003	296,856	67,013	200,858	227,606	145,359	51,167	—	11,538	14,452	114,112	141,907	40,141
Unit value at December 31, 2003	$8.518	$6.081	$8.288	$10.253	$12.011	$5.901	$—	$8.791	$7.744	$13.581	$4.821	$10.243
Net assets at December 31, 2003	$2,528,623	$407,484	$1,664,723	$2,333,550	$1,745,892	$301,958	$—	$101,433	$111,916	$1,549,709	$684,136	$411,152
Investment income ratio for the year ended December 31, 2003 *	0.00%	0.00%	2.23%	0.70%	6.33%	0.11%	4.01%	2.46%	0.88%	0.19%	0.00%	0.00%
Expense ratio for the year ended December 31, 2003 *, **	1.09%	1.04%	0.93%	1.25%	1.35%	1.15%	2.92%	1.17%	1.14%	2.11%	1.18%	0.13%
Total return for the year ended December 31, 2003 *	32.81%	27.60%	18.65%	(0.56)%	3.73%	21.85%	52.49%	13.05%	17.75%	42.08%	22.96%	1.85%

2003	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	DWS EAFE® Equity Index Fund	DWS Equity 500 Index Fund	DWS Small Cap Index Fund	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund
Number of units at December 31,2003	41,848	27,115	244,134	13,195	18,037	98,557	66,865	83,344	118,731	127,638
Unit value at December 31, 2003	$7.548	$6.349	$10.973	$7.274	$10.567	$10.917	$8.815	$11.015	$4.504	$9.317
Net assets at December 31, 2003	$315,878	$172,160	$2,678,968	$95,985	$190,599	$1,075,971	$589,418	$918,059	$534,805	$1,189,211
Investment income ratio for the year ended December 31, 2003 *	0.42%	0.68%	1.29%	2.78%	0.00%	0.44%	0.98%	1.09%	0.00%	0.08%
Expense ratio for the year ended December 31, 2003 *, **	1.01%	1.26%	1.17%	0.99%	0.14%	1.00%	1.00%	0.95%	1.22%	1.17%
Total return for the year ended December 31, 2003 *	14.46%	20.93%	12.41%	24.99%	6.73%	31.39%	24.30%	24.75%	25.44%	28.66%

(Continued)

2002	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio
Number of units at December 31, 2002	133,962	96,770	104,597	114,499	67,821	39,643	219,066	59,724	—	134,937	109,641	12,740
Unit value at December 31, 2002	$4.649	$3.693	$5.438	$5.580	$7.046	$5.831	$1.926	$5.148	$—	$5.102	$5.524	$5.524
Net assets at December 31, 2002	$622,846	$357,338	$568,850	$638,885	$477,898	$231,161	$421,813	$307,435	$—	$688,468	$605,627	$579,997
Investment income ratio for the year ended December 31, 2002 *	0.00%	0.00%	0.47%	0.43%	1.97%	0.74%	0.00%	0.55%	0.00%	0.05%	0.56%	0.01%
Expense ratio for the year ended December 31, 2002 *, **	1.48%	1.39%	1.74%	1.49%	1.46%	1.32%	1.32%	1.38%	0.00%	1.54%	1.32%	1.52%
Total return for the year ended December 31, 2002 *	(31.43)%	(37.93)%	(22.79)%	(40.77)%	(25.94)%	(17.60)%	(62.62)%	(26.43)%	0.00%	(47.17)%	(35.37)%	(47.33)%

2002	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Equity Index Fund	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series	MFS® Investors Trust Series
Number of units at December 31, 2002	169,186	52,481	29,063	233,016	124,538	48,968	75,953	9,594	17,745	137,357	128,610	47,240
Unit value at December 31, 2002	$5.845	$4.332	$6.936	$10.325	$11.633	$4.749	$6.116	$7.701	$6.373	$10.633	$3.754	$6.267
Net assets at December 31, 2002	$988,816	$227,349	$201,593	$2,405,973	$1,448,700	$232,572	$464,545	$73,882	$113,093	$1,460,548	$482,819	$296,035
Investment income ratio for the year ended December 31, 2002 *	0.00%	0.00%	1.30%	1.61%	5.00%	0.24%	1.54%	2.92%	0.86%	4.02%	0.00%	0.69%
Expense ratio for the year ended December 31, 2002 *, **	1.40%	1.35%	1.53%	1.58%	1.42%	1.36%	1.29%	1.15%	1.43%	1.41%	1.50%	1.67%
Total return for the year ended December 31, 2002 *	(36.97)%	(32.20)%	(25.64)%	0.03%	6.66%	(36.40)%	(24.97)%	(9.73)%	(24.98)%	(20.40)%	(46.13)%	(30.68)%

2002	MFS® Research Series	MFS® Total Return Series	Scudder VIT EAFE® Equity Index Fund	DWS Small Cap Index VIP	DWS Equity 500 Index VIP	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund
Number of units at December 31, 2002	28,348	221,563	7,094	32,764	—	38,595	26,063	86,928	112,885
Unit value at December 31, 2002	$5.163	$9.566	$5.532	$5.532	$—	$6.761	$8.465	$3.403	$6.896
Net assets at December 31, 2002	$146,361	$2,119,574	$39,240	$247,723	$—	$260,951	$220,629	$295,848	$778,483
Investment income ratio for the year ended December 31, 2002 *	0.32%	2.46%	1.70%	1.20%	0.00%	1.10%	1.73%	0.00%	2.87%
Expense ratio for the year ended December 31, 2002 *, **	1.60%	1.55%	1.66%	1.45%	0.00%	0.96%	1.39%	1.28%	1.38%
Total return for the year ended December 31, 2002 *	(36.98)%	(9.18)%	(50.73)%	(29.82)%	0.00%	(19.39)%	(6.54)%	(47.65)%	(36.23)%

(Concluded)

*	Based on the average net assets for the period.
**	Only includes expenses borne directly by the Variable Account, consisting primarily of mortality and expense charges, and excludes expenses incurred indirectly by the underlying funds or charged through the redemption of units. Fees are charged as direct reductions in unit values.

8.	RESTATEMENT

In preparing the 2006 financial statements of the Variable Account, management identified an inadvertent error in reporting for unrealized investment gains and losses in the previously issued Statements of Changes in Net Assets. Instead of only reporting the current year unrealized gains or losses, the Variable Account mistakenly reported the cumulative amounts of unrealized gains and losses. These errors had no impact on previously reported Net increase (decrease) in net assets or Net assets – End of year for any of the portfolios.

Management has also corrected the current year presentation of the financial statements to separately present Statements of Operations and Statements of Changes in Net Assets. Separate presentation is required by the Investment Company Audit Guide of the American Institute of Certified Public Accountants; wherein, SEC-registered unit investment trusts should present separately a Statement of Operations for the current year and Statements of Changes in Net Assets for the latest two years. The Variable Account had previously reported Statements of Operations and Changes in Net Assets as one financial statement for each portfolio. In correcting the presentation of its Statements of Operations and Changes in Net Assets, certain contract maintenance charges were also reclassified from Changes in net assets from operations to Changes in net assets from variable life policy transactions in the 2005 Statements of Changes in Net Assets for each portfolio. The reclassification of these contract maintenance charges had no impact on the previously reported ratios in the Financial Highlights or Net increase (decrease) in net assets or Net assets for any of the portfolios.

In addition, management determined that instead of reporting the number of units outstanding and corresponding per unit value in the previously issued financial statements, the number of shares outstanding and therefore also the per share value had been reported in error. The number of shares represents the shares that the Variable Account owns of each portfolio, while the number of units represents the shares that the contract owners own of each portfolio of the Variable Account. These errors had no impact on previously reported Net increase (decrease) in net assets or Net assets – End of year for any of the portfolios.

As a result, the Variable Account’s Statements of Changes in Net Assets for the year ended December 31, 2005 and the Financial Highlights for the years ended December 31, 2005 and 2004 have been restated from amounts previously reported to correct the errors discussed above.

The following tables present the effects of the restatement on the financial statements and the Financial Highlights:

STATEMENT OF CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2005

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio
Unrealized appreciation (depreciation) of investments during the year:
As previously reported	$105,572	$62,198	$101,336	$35,604	$35,866	$(438)	$109,030	$13,785	$75,096	$3,006	$307,575	$121,474	$204,786
As restated	$42,222	$35,684	$(757)	$27,763	$8,991	$506	$48,480	$28,283	$42,839	$2,366	$163,340	$4,156	$115,607

Net increase (decrease) in net assets resulting from operations:
As previously reported	$109,404	$67,804	$127,526	$33,919	$36,465	$(1,083)	$129,211	$(5,671)	$91,306	$4,442	$347,703	$140,336	$208,534
As restated	$47,251	$42,496	$26,583	$27,168	$10,386	$(123)	$69,181	$10,059	$59,746	$3,841	$205,147	$24,326	$120,795

Premium deposits and net transfers:
As previously reported	$(42,370)	$76,918	$(34,041)	$(12,739)	$(20,774)	$35,051	$39,170	$41,723	$66,666	$73,812	$(27,330)	$11,131	$(7,330)
As restated	$20,980	$103,432	$68,052	$(4,898)	$6,101	$34,107	$99,720	$27,225	$98,923	$74,452	$116,905	$128,449	$81,849

Net increase (decrease) in net assets resulting from variable life policy transactions:
As previously reported	$(209,863)	$(85,074)	$(210,715)	$(76,283)	$(166,886)	$(30,086)	$3,099	$(70,694)	$43,781	$8,452	$(178,870)	$(165,233)	$(74,674)
As restated	$(147,710)	$(59,766)	$(109,772)	$(69,532)	$(140,807)	$(31,046)	$63,129	$(86,424)	$75,341	$9,053	$(36,314)	$(49,223)	$13,065

	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series
Unrealized appreciation (depreciation) of investments during the year:
As previously reported	$681,288	$175,764	$218,842	$—	$(43,324)	$6,278	$14,105	$52,683	$323,070	$110,528	$7,329	$74,371	$25,848
As restated	$75,087	$60,841	$46,546	$26	$(6,494)	$11,548	$4,877	$27,568	$(118,179)	$54,878	$(32,762)	$15,431	$11,471

Net increase (decrease) in net assets resulting from operations:
As previously reported	$829,601	$201,967	$227,888	$37,583	$(17,689)	$1,081	$16,808	$60,974	$414,723	$111,409	$51,039	$92,208	$26,395
As restated	$225,702	$87,976	$56,261	$38,884	$21,146	$6,853	$7,709	$36,133	$(24,100)	$56,847	$11,005	$33,820	$12,394

Premium deposits and net transfers:
As previously reported	$(488,151)	$53,789	$(157,884)	$815,762	$133,460	$15,136	$35,936	$60,659	$(60,809)	$(53,666)	$(61,944)	$19,905	$13,072
As restated	$118,050	$168,712	$14,412	$815,736	$96,630	$9,866	$45,164	$85,774	$380,440	$1,984	$(21,853)	$78,845	$27,449

Net increase (decrease) in net assets resulting from variable life policy transactions:
As previously reported	$(733,705)	$(6,995)	$(329,238)	$120,220	$(287,319)	$(6,085)	$19,914	$40,801	$(238,662)	$(153,670)	$(101,728)	$(160,415)	$(1,005)
As restated	$(129,806)	$106,996	$(157,611)	$118,919	$(326,154)	$(11,857)	$29,013	$65,642	$200,161	$(99,108)	$(61,694)	$(102,027)	$12,996

	MFS® Total Return Series	DWS EAFE® Equity Index Fund	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund
Unrealized appreciation (depreciation) of investments during the year:
As previously reported	$285,390	$—	$56,368	$293,420	$93,025	$(1,325)	$214,013	$179,153	$(1,129)	$111,802	$379,879
As restated	$(138,046)	$(29,637)	$(5,172)	$(29,847)	$23,563	$(1,282)	$25,268	$(49,372)	$(1,719)	$56,839	$97,653
Net increase (decrease) in net assets resulting from operations:
As previously reported	$466,631	$10,247	$80,333	$331,545	$116,662	$(286)	$271,993	$248,540	$(218)	$113,716	$388,852
As restated	$45,143	$(19,390)	$18,876	$9,098	$47,752	$(219)	$83,751	$20,612	$(789)	$59,793	$108,491
Premium deposits and net transfers:
As previously reported	$(252,986)	$(221,493)	$(29,770)	$(176,548)	$245,264	$42,961	$(73,131)	$(229,440)	$19,154	$66,947	$(83,844)
As restated	$170,450	$(191,856)	$31,770	$146,719	$314,726	$42,918	$115,614	$(915)	$19,744	$121,910	$198,382
Net increase (decrease) in net assets resulting from variable life policy transactions:
As previously reported	$(574,616)	$(221,493)	$(205,240)	$(330,001)	$140,833	$15,312	$(179,101)	$(390,706)	$18,509	$(4,292)	$(165,000)
As restated	$(153,128)	$(191,856)	$(143,783)	$(7,554)	$209,743	$15,245	$9,141	$(162,778)	$19,080	$49,631	$115,361

FINANCIAL HIGHLIGHTS, NOTE 7

The following changes have been made to the 2005 footnote 7:

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
Number of units at December 31, 2005
As previously reported	28,813	35,631	29,521	27,821	28,475	1,336	20,431	64,752	27,100	4,381	53,299
As restated	106,084	113,670	92,942	83,001	60,762	1,558	44,844	286,421	57,704	5,597	267,578

Unit value at December 31, 2005
As previously reported	$24.673	$17.245	$23.443	$22.313	$19.044	$11.863	$23.163	$12.686	$17.824	$14.436	$39.238
As restated	$6.701	$5.406	$7.446	$7.479	$8.925	$10.173	$10.553	$2.868	$8.371	$11.300	$7.816

Total return for the year ended
As previously reported	14.53%	11.08%	17.54%	5.45%	6.13%	(3.39%)	31.87%	(0.52%)	22.14%	7.89%	17.41%
As restated	6.21%	6.82%	3.62%	4.23%	1.71%	(0.39%)	16.99%	1.17%	14.38%	6.76%	10.22%

	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund
Number of units at December 31, 2005
As previously reported	107,591	29,384	131,473	29,558	45,503	2,575,452	138,277	11,884	11,137	18,824	128,770
As restated	144,122	140,302	279,905	86,851	191,026	249,553	125,746	49,061	16,441	25,851	117,929

Unit value at December 31, 2005
As previously reported	$10.277	$34.769	$21.893	$23.673	$37.098	$1.000	$11.276	$26.072	$14.126	$14.306	$16.125
As restated	$7.672	$7.282	$10.283	$8.056	$8.837	$10.317	$12.400	$6.315	$9.569	$10.417	$17.607

Total return for the year ended
As previously reported	12.67%	21.99%	29.39%	33.69%	13.14%	1.56%	(0.92%)	0.51%	12.19%	28.04%	20.98%
As restated	2.18%	12.65%	7.97%	14.61%	3.24%	1.56%	1.24%	2.19%	5.55%	16.54%	(1.21%)

	MFS® Emerging Growth Series	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	DWS EAFE® Equity Index Fund	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund
Number of units at December 31, 2005
As previously reported	39,037	48,222	28,000	12,906	141,365	—	46,055	95,252	25,964	4,006	61,589
As restated	129,110	42,842	61,558	27,458	239,396	—	50,742	105,201	54,860	6,204	85,917

Unit value at December 31, 2005
As previously reported	$19.124	$9.867	$19.284	$16.405	$20.684	$—	$13.106	$14.396	$32.070	$15.955	$15.615
As restated	$5.782	$11.106	$8.771	$7.711	$12.214	$—	$11.895	$13.034	$15.178	$10.302	$11.194

Total return for the year ended
As previously reported	14.65%	10.20%	16.16%	13.45%	15.74%	9.70%	12.07%	24.25%	16.65%	(0.46%)	29.77%
As restated	7.40%	2.20%	5.89%	6.23%	1.52%	0.99%	2.83%	0.66%	6.78%	(0.39%)	9.15%

	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund
Number of units at December 31, 2005
As previously reported	47,877	1,770	47,802	70,313
As restated	77,857	2,196	119,795	147,326

Unit value at December 31, 2005
As previously reported	$20.874	$14.189	$14.336	$24.212
As restated	$12.836	$11.436	$5.720	$11.556

Total return for the year ended
As previously reported	23.27%	(1.25%)	18.20%	24.57%
As restated	1.93%	(4.94%)	9.48%	6.82%

The following changes have been made to the 2004 footnote 7:

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
Number of units at December 31,2004
As previously reported	35,746	39,346	34,291	31,123	36,330	3,894	17,239	72,263	315,574	3,715	54,723
As restated	129,856	123,778	108,051	92,317	76,770	4,631	37,545	315,204	47,860	4,761	271,569

Unit value at December 31, 2004
As previously reported	$22.698	$16.055	$22.608	$21.307	$18.516	$12.074	$19.777	$12.424	$1.103	$13.554	$35.132
As restated	$6.248	$5.104	$7.175	$7.183	$8.763	$10.153	$9.081	$2.848	$7.270	$10.576	$7.079

	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund
Number of units at December 31,2004
As previously reported	112,458	29,203	133,726	24,905	50,304	2,416,023	163,335	12,505	8,774	13,269	116,475
As restated	150,216	137,503	292,841	72,162	208,287	236,995	151,831	50,904	13,077	18,383	117,805

Unit value at December 31, 2004
As previously reported	$10.053	$30.400	$20.807	$20.267	$35.572	$1.000	$11.414	$25.178	$13.745	$12.625	$16.316
As restated	$7.526	$6.456	$9.502	$6.995	$8.591	$10.198	$12.279	$6.185	$9.222	$9.113	$16.131

	MFS® Emerging Growth Series	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	Scudder VIT EAFE® Equity Index Fund	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund
Number of units at December 31,2004
As previously reported	45,008	50,754	33,625	12,175	141,432	22,136	57,207	95,414	18,858	2,974	60,525
As restated	146,790	47,724	73,324	25,673	251,526	24,718	63,174	107,966	42,376	4,738	84,269

Unit value at December 31, 2004
As previously reported	$17.526	$10.374	$18.086	$15.305	$21.437	$9.543	$12.734	$14.355	$30.500	$16.438	$14.355
As restated	$5.374	$11.032	$8.294	$7.258	$12.054	$8.546	$11.532	$12.686	$13.573	$10.318	$10.310

	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund
Number of units at December 31, 2004
As previously reported	54,470	436	35,187	65,839
As restated	90,756	570	108,728	136,036
Unit value at December 31, 2004
As previously reported	$20.957	$15.649	$16.365	$22.458
As restated	$12.578	$11.970	$5.296	$10.869

*****

Part C:	Other Information

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits

	(1)	Resolution of the Board of Directors of United Investors Life Insurance Company (“United Investors”) authorizing establishment of the Titanium Annuity Variable Account. \3\

	(2)	Custody Agreements: Not Applicable.

	(3)	(a)	Principal Underwriting Agreements. \1\

(1) United Securities Alliance, Inc. Agreements \1\

(a) Distribution Agreement \1\

(b) Selling Group Agreement \4\

(c) Amendment to Distribution Agreement \12\

		(b)	Form of Broker-Dealer Sales Agreements. \7\

		(c)	Commission Schedules. \7\

	(4)	(a)	Annuity Policy, Form TVA. \3\

		(b)	Free Look Endorsement, Form VFRL. \8\

		(c)	Individual Retirement Annuity Endorsement, Form IRAVA. \8\

		(d)	Individual Retirement Annuity Endorsement, Form IRAA02. \9\

		(e)	Roth Individual Retirement Annuity Endorsement, Form RIRA02. \9\

	(5)	Application. \7\

	(6)	(a)	Certificate of Incorporation of United Investors. \2\

		(b)	By-Laws of United Investors. \2\

	(7)	Reinsurance Contracts: Not Applicable

	(8)	(a)	Other Material Contracts

(1) AIM Variable Insurance Funds, Inc.

(a) AIM Variable Insurance Funds, Inc. Participation Agreement \7\

i. Amendment to Participation Agreement for AIM Variable Insurance Funds. \9\

ii. Amendment to Participation Agreement for AIM Variable Insurance Funds. \10\

iii. Amendment to Participation Agreement for AIM Variable Insurance Funds \13\

(b) Intermediary Regarding Compliance with SEC Rule 22c-2 \15\

(2) The Alger American Fund. \7\

(a) Alger American Fund Rule 22c-2 Agreement

(3) Scudder Investments VIT Funds.

(a)    Scudder Investments VIT Funds Participation Agreement \7\ i. Amendment to Participation Agreement for Scudder Investments VIT Funds \10\ ii. Amendment to Participation Agreement for Scudder Investments VIT Funds \12\

(b) Rule 22c-2 SGA Amendment \15\

(4) Dreyfus Variable Investment Fund and The Dreyfus Socially Responsible Growth Fund, Inc.

(a) Dreyfus Variable Investment Fund and The Dreyfus Socially Responsible Growth Fund, Inc. Participation Agreement \7\

(b) 2006 Supplemental Agreement \15\

(5) Evergreen Variable Annuity Trust.

(a)    Evergreen Variable Annuity Trust Participation Agreement \7\

i. Amendment to Participation Agreement for Evergreen Variable Annuity Trust \10\

ii. Amendment to Participation Agreement for Evergreen Variable Annuity Trust \13\

(b) Shareholder Information Agreement \15\

(6) INVESCO Variable Investment Funds, Inc. \4\

(a) Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc. \5\

(b) Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc. \10\

		(7)	MFS Variable Insurance Trust.

(a)    MFS Variable Insurance Trust Participation Agreement \6\

i. Amendment to Participation Agreement for MFS Variable Insurance Trust. \5\

ii. Amendment to Participation Agreement for MFS Variable Insurance Trust. \10\

iii. Amendment to Participation Agreement for MFS Variable Insurance Trust. \13\

iv. Amendment to Participation Agreement for MFS Variable Insurance Trust. \14\

(b) Rule 22c-2 Shareholder Information Agreement. \15\

		(8)	Strong Variable Insurance Funds, Inc. and Strong Opportunity Fund II, Inc. \7\

		(9)	Franklin Templeton Variable Insurance Products Trust.

(a) Franklin Templeton Variable Insurance Products Trust Participation Agreement \7\

i. Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust. \8\

ii. Form of Administration Agreement: Not Applicable.

iii. Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust. \11\

iv. Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust. \12\

v. Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust. \13\

(b) Shareholder Information Agreement \15\

		(10)	Scudder Variable Series II. \13\

(a) Administrative Services Agreement for Scudder Variable Series II. \13\

(b) DWS Funds Amendment \15\

		(11)	Wells Fargo Advantage Funds Rule 22c-2 Shareholder Information Agreement \15\

(9)	Opinion of Counsel.*

(10)	(a)	Consent of Sutherland Asbill & Brennan LLP.*

	(b)	Consent of Independent Registered Public Accounting Firm.*

(11)	Financial Statements omitted from Item 23: Not Applicable.

(12)	Agreements/Understandings for providing initial capital: Not Applicable.

(13)	Performance Data Calculations. \7\

* Filed herewith.

\1\ Incorporated herein by reference to the Exhibit filed electronically with Post-Effective Amendment No. 1 to Form S-6 Registration Statement, File No. 333-89875, filed on April 27, 2000.

\2\    Incorporated herein by reference to the Exhibit filed electronically with Post-Effective Amendment No. 12 to Form S-6 Registration Statement, File No. 33-11465, filed on April 29, 1998 (previously filed on January 22, 1987 as an Exhibit to the Form S-6 Registration Statement, File No. 33-11465).

\3\    Incorporated herein by reference to the Exhibit filed with the Initial Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on August 4, 2000.

\4\ Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-89875) filed on January 26, 2000.

\5\    Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-12507) filed on behalf of the RetireMAP Variable Account on April 27, 2000.

\6\    Incorporated herein by reference to the Exhibit filed with Pre-Effective No. 2 to the Registration Statement on Form N-4 (File No. 333-12507) filed on behalf of the RetireMAP Variable Account on July 2, 1997.

\7\    Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on October 13, 2000.

\8\    Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on April 29, 2002.

\9\    Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Variable Account on April 30, 2003.

\10\  Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on December 5, 2003.

\11\  Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on April 30, 2004.

\12\  Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on May 2, 2005.

\13\  Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on December 14, 2005.

\14\  Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 11 to the Registration Statement on form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on May 1, 2006.

\15\  Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 12 to the Registration Statement on form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on April 27, 2007.

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor

Danny H. Almond**	Executive Vice President, Chief Financial Officer and Assistant Treasurer

W. Thomas Aycock	Director, Senior Vice President and Chief Actuary

Tony G. Brill**	Director and Executive Vice President, Administration

David Kendall Carlson **	Director of Tax

Gary L. Coleman**	Director

Terry W. Davis	Director and Senior Vice President, Administration

Thomas E. Hamby	Vice President

Susan Huff	Vice President, Administration

Larry M. Hutchison**	Director

Michael J. Klyce	Director, Vice President and Treasurer

John H. Livingston	Director, Secretary and Counsel

James L. Mayton, Jr.	Vice President

Carol A. McCoy	Director and Assistant Secretary

Karen McLaughlin **	Senior Vice President, Policy Benefits

Anthony L. McWhorter	Director, President and Chief Executive Officer

W. Michael Pressley **	Vice President

*	Unless otherwise noted, the principal business address of each person listed is United Investors Life Insurance Company, P.O. Box 10207, Birmingham, Alabama 35202-0207.

**	Principal business address: Torchmark Corporation, 3700 South Stonebridge, McKinney, Texas 75070.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, United Investors Life Insurance Company, Inc. (“United Investors”), is indirectly owned by Torchmark Corporation. The following table shows the persons controlled by or under common control with United Investors, their Parent Company, and the State or Jurisdiction of Incorporation. All companies are 100% owned by their Parent Company, unless otherwise indicated, which is indirectly owned by Torchmark Corporation. The Registrant is a segregated asset account of United Investors.

Company	Parent Co. Code	State/Jurisdiction of Incorporation
AILIC Receivables Corporation	E	Delaware
American Income Life Insurance Co.	A	Indiana
American Income Marketing Services, Inc.	E	Texas
American Life and Accident Insurance Co.	A	Texas
Brown-Service Funeral Homes Co., Inc. (Services burial insurance policies)	B	Alabama
First United American Life Insurance Co.	D	New York
Torchmark Insurance Agency, Inc. (AL)	C	Alabama
Globe Insurance Agency, Inc. (AR)	A	Arkansas
Globe Life And Accident Insurance Co.	C	Delaware

Company	Parent Co. Code	State/Jurisdiction of Incorporation
Globe Marketing and Advertising Distributors, LLC	A	Delaware
Globe Marketing Services Inc.	A	Oklahoma
Liberty National Auto Club, Inc.	B	Alabama
Liberty National Life Insurance Co.	C	Alabama
National Income Life Insurance Co.	E	New York
TMK Re, Ltd.	C	Bermuda
Torchmark Corporation (holding company)		Delaware
United American Insurance Co.	C	Delaware
United Investors Life Insurance Co.	B	Missouri
TMK Buildings Corporation	C	Texas
TMK Properties, LP	G	Texas

Parent Company Codes

A	Globe Life and Accident Insurance Company

B	Liberty National Life Insurance Company

C	Torchmark Corporation

D	United American Insurance Company

E	American Income Life Insurance Company

F	United Investors Life Insurance Company

G	TMK Buildings Corporation

Item 27.	Number of Policy Owners

As of December 31, 2006, there were 997 owners of the policies.

Item 28.	Indemnification

Article XII of United Investors’ By-Laws provides as follows:

“Each Director or officer, or former Director or officer, of this Corporation, and his legal representatives, shall be indemnified by the Corporation against liabilities, expenses, counsel fees and costs, reasonably incurred by him or his estate in connection with, or arising out of, any action, suit, proceeding or claim in which he is made a party by reason of his being, or having been, such Director or officer; and any person who, at the request of this Corporation, serves as Director or officer of another corporation in which this Corporation owns corporate stock, and his legal representatives, shall in like manner be indemnified by this Corporation; provided that, in either case shall the Corporation indemnify such Director or officer with respect to any matters as to which he shall be finally adjudged in any such action, suit or proceeding to have been liable for misconduct in the performance of his duties as such Director or officer. The indemnification herein provided for shall apply also in respect of any amount paid in compromise of any such action, suit, proceeding or claim asserted against such Director or officer (including expenses, counsel fees, and costs reasonably incurred in connection therewith), provided that the Board of Directors shall have first approved such proposed compromise settlement and determined that the officer or Director involved is not guilty of misconduct, but in taking such action any Director involved shall not be qualified to vote thereof, and if for this reason a quorum of the Board cannot be obtained to vote on such matters, it shall be determined by a committee of three (3) persons appointed by the shareholders at a duly called special meeting or at a regular meeting. In determining whether or not a Director or officer is guilty of misconduct in relation to any such matter, the Board of Directors or committee appointed by the shareholders, as the case shall be, may rely conclusively upon an opinion of independent legal counsel selected by such Board or committee. The rights to indemnification herein provided shall not be exclusive of any other rights to which such Director or officer may be lawfully entitled.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	United Securities Alliance, Inc., is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. It is also the principal underwriter for Titanium Universal Life Variable Account.

(b)	The following table provides certain information with respect to each Director, Officer and Partner of United Securities Alliance, Inc.

Name and Principal Business Address*	Positions and Offices with Underwriter
Jeff Cannella	President and Chief Operating Officer
Patrick Sutherland	Executive Vice President and Chief Financial Officer

*	The principal business address for the Officers and Directors listed is Financial Plaza A, 7730 East Belleview Ave., Suite AG-9, Greenwood Village, Colorado 80111.

(c)	Commissions Received by Principal Underwriter during Year Ended 12/31/06

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
United Securities Alliance, Inc.	$358,038.79	-0-	N/A	-0-

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by United Investors at its home office: 2001 Third Avenue South (35233), P. O. Box 12101, Birmingham, Alabama 35202-2101.

Item 31.	Management Services

All management contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a) Registrant undertakes that it will file a Post-Effective Amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to United Investors at the address or phone number listed in the Prospectus.

(d) United Investors Life Insurance Company represents that the fees and charges deducted under the annuity policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United Investors.

STATEMENT PURSUANT TO RULE 6c-7

United Investors and the Variable Account rely on 17 C.F.R. Sections 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, United Investors and the Variable Account are exempt from the provisions of Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Birmingham and the State of Alabama on the 23rd day of April, 2007.

TITANIUM ANNUITY VARIABLE ACCOUNT (REGISTRANT)

By:	/s/ Anthony L. McWhorter
Anthony L. McWhorter
Director, President and Chief Executive Officer

By:	UNITED INVESTORS LIFE
INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Anthony L. McWhorter
Anthony L. McWhorter
Director, President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Anthony L. McWhorter ANTHONY L. MCWHORTER	Director, President and Chief Executive Officer	April 23, 2007

/s/ W. Thomas Aycock W. THOMAS AYCOCK	Director, Senior Vice President and Chief Actuary	April 23, 2007

/s/ Tony G. Brill TONY G. BRILL	Director and Executive Vice President, Administration	April 24, 2007

/s/ Gary L. Coleman GARY L. COLEMAN	Director	April 24, 2007

/s/ Larry M. Hutchison LARRY M. HUTCHISON	Director	April 24, 2007

/s/ Michael J. Klyce MICHAEL J. KLYCE	Director, Vice President and Treasurer	April 25, 2007

/s/ John H. Livingston JOHN H. LIVINGSTON	Director, Secretary and Counsel	April 23, 2007

/s/ Carol A. McCoy CAROL A. MCCOY	Director and Assistant Secretary	April 23, 2007

/s/ Terry W. Davis TERRY W. DAVIS	Director and Senior Vice President Administration	April 23, 2007

/s/ Danny H. Almond DANNY H. ALMOND	Executive Vice President, Chief Financial Officer and Assistant Treasurer	April 24, 2007

/s/ Susan Huff SUSAN HUFF	Vice President, Administration	April 24, 2007

EXHIBIT INDEX

Exhibit No.	Name of Exhibit

99.9	Opinion & consent of John H. Livingston, Esquire as to the legality of the securities being registered.

99.10(a)	Consent of Sutherland Asbill & Brennan LLP

99.10(b)	Consent of Independent Registered Public Accounting Firm